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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-08257
-----------------------------------------------------------------

                          GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


                          GE INSTITUTIONAL U.S. EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                               NUMBER OF
                                                                                SHARES                           VALUE
COMMON STOCK - 95.6%
-------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.6%
CAE, Inc.                                                                      254,656                       $  1,670,890
Hexcel Corp.                                                                    71,018                            524,823 (a)
Honeywell International, Inc.                                                   25,771                            846,062
Rockwell Collins, Inc.                                                          34,361                          1,343,171
United Technologies Corp.                                                       24,173                          1,295,673
                                                                                                                5,680,619

BEVERAGES - 2.9%
Pepsi Bottling Group, Inc.                                                     101,727                          2,289,875
PepsiCo, Inc.                                                                  151,106                          8,276,076
                                                                                                               10,565,951

BIOTECHNOLOGY - 6.3%
Amgen, Inc.                                                                    190,993                         11,029,846 (a,h)
Genentech, Inc.                                                                 87,631                          7,265,486 (a)
Gilead Sciences, Inc.                                                           85,144                          4,354,264 (a)
                                                                                                               22,649,596

CAPITAL MARKETS - 4.7%
Ameriprise Financial, Inc.                                                      65,557                          1,531,412
Bank of New York Mellon Corp.                                                   88,163                          2,497,658
Charles Schwab Corp.                                                            54,861                            887,102
Goldman Sachs Group, Inc.                                                       72,682                          6,133,634
State Street Corp.                                                             155,283                          6,107,280 (e)
                                                                                                               17,157,086

CHEMICALS - 1.1%
Monsanto Co.                                                                    49,887                          3,509,550
Praxair, Inc.                                                                    9,023                            535,605
                                                                                                                4,045,155

COMMERCIAL BANKS - 1.3%
Lloyds TSB Group PLC ADR                                                        36,217                            278,871
SunTrust Banks, Inc.                                                            57,364                          1,694,533
US Bancorp.                                                                     45,212                          1,130,752
Wells Fargo & Co.                                                               56,515                          1,666,062
                                                                                                                4,770,218

COMMERCIAL SERVICES & SUPPLIES - 1.2%
Corrections Corporation of America                                              67,818                          1,109,502 (a)
Iron Mountain, Inc.                                                            127,177                          3,145,087 (a)
                                                                                                                4,254,589

COMMUNICATIONS EQUIPMENT - 6.1%
Cisco Systems, Inc.                                                            544,329                          8,872,563 (a,h)
Corning Inc.                                                                   125,768                          1,198,569
QUALCOMM Inc.                                                                  241,553                          8,654,844
Research In Motion Ltd.                                                         80,383                          3,261,942 (a)
                                                                                                               21,987,918

COMPUTERS & PERIPHERALS - 2.1%
Dell, Inc.                                                                      65,557                            671,304 (a)
Hewlett-Packard Co.                                                            136,709                          4,961,170
International Business Machines Corp.                                           24,414                          2,054,682
                                                                                                                7,687,156

DIVERSIFIED FINANCIAL SERVICES - 4.0%
Bank of America Corp.                                                          133,616                          1,881,313
Citigroup, Inc.                                                                126,594                            849,446
CME Group Inc.                                                                  16,315                          3,395,315
JP Morgan Chase & Co.                                                          262,227                          8,268,017
                                                                                                               14,394,091

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
AT&T, Inc.                                                                      42,951                          1,224,103
Verizon Communications, Inc.                                                    70,983                          2,406,324
                                                                                                                3,630,427

ELECTRIC UTILITIES - 1.7%
American Electric Power Company, Inc.                                           84,547                          2,813,724
Edison International                                                            75,052                          2,410,670
FPL Group, Inc.                                                                 19,185                            965,581
                                                                                                                6,189,975

ELECTRICAL EQUIPMENT - 0.6%
ABB Ltd. ADR                                                                   108,509                          1,628,720 (h)
Emerson Electric Co.                                                            17,313                            633,829
                                                                                                                2,262,549

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Molex Inc. (Class A)                                                            58,026                            751,437

ENERGY EQUIPMENT & SERVICES - 3.5%
Halliburton Co.                                                                 64,653                          1,175,392
Nabors Industries Ltd.                                                          18,085                            216,477 (a)
National Oilwell Varco, Inc.                                                    19,441                            475,138 (a)
Schlumberger Ltd.                                                              133,901                          5,668,029
Transocean Ltd.                                                                104,860                          4,954,635 (a)
                                                                                                               12,489,671

FOOD & STAPLES RETAILING - 1.3%
Wal-Mart Stores, Inc.                                                           81,412                          4,563,957

FOOD PRODUCTS - 2.1%
Archer-Daniels-Midland Co.                                                      15,824                            456,206
General Mills, Inc.                                                             13,467                            818,120
Kraft Foods, Inc. (Class A)                                                     78,161                          2,098,623
McCormick & Company, Inc.                                                       87,558                          2,789,598
Nestle S.A. ADR                                                                 39,334                          1,561,560
                                                                                                                7,724,107

HEALTHCARE EQUIPMENT & SUPPLIES - 3.4%
Baxter International, Inc.                                                      22,056                          1,181,981
Boston Scientific Corp.                                                        240,182                          1,859,009 (a)
Covidien Ltd.                                                                   65,202                          2,362,920
Hologic, Inc.                                                                  106,700                          1,394,569 (a)
Medtronic, Inc.                                                                101,323                          3,183,569
Resmed, Inc.                                                                    56,849                          2,130,701 (a)
                                                                                                               12,112,749

HEALTHCARE PROVIDERS & SERVICES - 2.3%
Aetna, Inc.                                                                     51,856                          1,477,896 (h)
Cardinal Health, Inc.                                                           49,281                          1,698,716
McKesson Corp.                                                                  38,005                          1,471,934
UnitedHealth Group, Inc.                                                       132,740                          3,530,884
                                                                                                                8,179,430

HOTELS RESTAURANTS & LEISURE - 0.6%
Carnival Corp.                                                                  67,210                          1,634,547
Darden Restaurants, Inc.                                                        20,345                            573,322
                                                                                                                2,207,869

HOUSEHOLD PRODUCTS - 2.0%
Clorox Co.                                                                      55,774                          3,098,803
Colgate-Palmolive Co.                                                            5,878                            402,878
Kimberly-Clark Corp.                                                            54,373                          2,867,632 (h)
Procter & Gamble Co.                                                            12,207                            754,637 (h)
                                                                                                                7,123,950

INDUSTRIAL CONGLOMERATES - 0.9%
Textron, Inc.                                                                  237,884                          3,299,451

INSURANCE - 3.3%
ACE Ltd.                                                                        77,176                          4,084,154
AON Corp.                                                                       37,978                          1,734,835
Chubb Corp.                                                                     36,170                          1,844,670
HCC Insurance Holdings, Inc.                                                    30,904                            826,682
Marsh & McLennan Companies, Inc.                                                20,798                            504,767
MetLife, Inc.                                                                   47,473                          1,654,909
Prudential Financial, Inc.                                                       5,878                            177,868
Travelers Companies, Inc.                                                       22,606                          1,021,791
                                                                                                               11,849,676

INTERNET SOFTWARE & SERVICES - 0.8%
Baidu.com ADR                                                                    3,988                            520,713 (a)
Google, Inc. (Class A)                                                           7,234                          2,225,540 (a)
                                                                                                                2,746,253

IT SERVICES - 3.3%
Affiliated Computer Services, Inc. (Class A)                                    30,744                          1,412,687 (a)
Cognizant Technology Solutions Corp. (Class A)                                  69,202                          1,249,788 (a)
Paychex, Inc.                                                                  150,791                          3,962,787
Visa, Inc. (Class A)                                                             9,042                            474,253
Western Union Co.                                                              338,057                          4,847,737
                                                                                                               11,947,252

LIFE SCIENCES TOOLS & SERVICES - 0.3%
Thermo Fisher Scientific, Inc.                                                  32,837                          1,118,757 (a)

MACHINERY - 1.2%
Deere & Co.                                                                     41,143                          1,576,600
Eaton Corp.                                                                     21,702                          1,078,806
ITT Corp.                                                                       36,754                          1,690,316
                                                                                                                4,345,722

MEDIA - 6.0%
Comcast Corp. (Class A)                                                        585,412                          9,454,404 (h)
Liberty Global, Inc. (Series C)                                                 55,087                            836,221 (a)
Liberty Media Corp - Entertainment (Series A)                                   92,776                          1,621,724 (a)
Omnicom Group, Inc.                                                            204,414                          5,502,825
The Walt Disney Co.                                                             37,526                            851,465
Time Warner, Inc.                                                              280,315                          2,819,969
Viacom, Inc. (Class B)                                                          40,691                            775,570 (a)
                                                                                                               21,862,178

METALS & MINING - 1.8%
Allegheny Technologies Inc.                                                    104,839                          2,676,540
Barrick Gold Corp.                                                              87,259                          3,208,513
Freeport-McMoRan Copper & Gold, Inc.                                            28,936                            707,196
                                                                                                                6,592,249

MULTILINE RETAIL - 0.4%
Kohl's Corp.                                                                    22,606                            818,337 (a)
Target Corp.                                                                    21,250                            733,762
                                                                                                                1,552,099

MULTI-UTILITIES - 1.3%
Dominion Resources, Inc.                                                       101,495                          3,637,581
PG&E Corp.                                                                      27,750                          1,074,202
                                                                                                                4,711,783

OIL, GAS & CONSUMABLE FUELS - 7.1%
Apache Corp.                                                                    15,372                          1,145,675
Chevron Corp.                                                                   16,171                          1,196,169
ConocoPhillips                                                                   7,686                            398,135
Devon Energy Corp.                                                              41,993                          2,759,360
Exxon Mobil Corp.                                                              140,317                         11,201,506 (h)
Hess Corp.                                                                      10,851                            582,048
Marathon Oil Corp.                                                             175,480                          4,801,133
Occidental Petroleum Corp.                                                       9,042                            542,430
Southwestern Energy Co.                                                         44,512                          1,289,513 (a)
Suncor Energy, Inc.                                                             54,254                          1,057,953
Valero Energy Corp.                                                             26,223                            567,466
                                                                                                               25,541,388

PERSONAL PRODUCTS - 0.9%
Alberto-Culver Co.                                                              71,100                          1,742,661
The Estee Lauder Cos. Inc. (Class A)                                            51,994                          1,609,734
                                                                                                                3,352,395

PHARMACEUTICALS - 5.9%
Abbott Laboratories                                                             75,211                          4,014,011
Bristol-Myers Squibb Co.                                                       247,291                          5,749,516
Johnson & Johnson                                                                9,947                            595,129
Merck & Company, Inc.                                                           68,862                          2,093,405
Pfizer, Inc.                                                                   253,187                          4,483,942
Wyeth                                                                          113,055                          4,240,693
                                                                                                               21,176,696

PROFESSIONAL SERVICES - 0.2%
Monster Worldwide, Inc.                                                         71,236                            861,243 (a)

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CB Richard Ellis Group, Inc. (Class A)                                         119,087                            514,456 (a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
Analog Devices, Inc.                                                            30,292                            576,154
Intel Corp.                                                                    480,401                          7,042,679 (h)
Kla-Tencor Corp.                                                                25,771                            561,550
Lam Research Corp.                                                              45,212                            962,111 (a)
MEMC Electronic Materials, Inc.                                                 24,414                            348,632 (a)
Microchip Technology Inc.                                                       24,867                            485,653
National Semiconductor Corp.                                                    42,951                            432,517
Taiwan Semiconductor Manufacturing Company Ltd. ADR                            135,636                          1,071,524
Texas Instruments Inc.                                                          96,302                          1,494,607
                                                                                                               12,975,427

SOFTWARE - 3.9%
Intuit, Inc.                                                                   103,787                          2,469,093 (a)
Microsoft Corp.                                                                530,127                         10,305,669 (h)
Oracle Corp.                                                                    81,382                          1,442,903 (a)
                                                                                                               14,217,665

SPECIALTY RETAIL - 3.0%
Bed Bath & Beyond, Inc.                                                        219,645                          5,583,376 (a,h)
Lowe's Companies, Inc.                                                         155,435                          3,344,961
O'Reilly Automotive, Inc.                                                       17,706                            544,282 (a)
Staples, Inc.                                                                   76,613                          1,372,905
                                                                                                               10,845,524

TOBACCO - 0.3%
Altria Group, Inc.                                                              58,776                            885,167

WIRELESS TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp. (Class A)                                                  31,798                            932,317 (a)
NII Holdings, Inc. (Class B)                                                   160,878                          2,924,762 (a)
Vodafone Group PLC ADR                                                          40,691                            831,724
                                                                                                                4,688,803

TOTAL COMMON STOCK                                                                                            345,512,684
  (COST $466,198,678)

--------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.2%
--------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                              128,426                          1,620,736 (m)
Industrial Select Sector SPDR Fund                                             269,729                          6,333,237 (m)

TOTAL EXCHANGE TRADED FUNDS                                                                                     7,953,973
  (COST $12,616,889)

--------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
--------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                76,863 (k)
  (COST $139,750)

TOTAL INVESTMENTS IN SECURITIES                                                                               353,543,520
  (COST $478,955,317)

--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.3%
--------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  1.02%                                                                                                         8,324,524 (d,n)
  (COST $8,324,524)

TOTAL INVESTMENTS                                                                                             361,868,044
  (COST $487,279,841)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                                              (303,762)

                                                                                                             ------------
NET ASSETS  - 100.0%                                                                                         $361,564,282
                                                                                                             ============


--------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------

The GE Institutional U.S.Equity Fund had the following long futures contracts open at December 31, 2008 (unaudited):

                                                                                              CURRENT
                                                          EXPIRATION       NUMBER OF         NOTIONAL          UNREALIZED
                       DESCRIPTION                           DATE          CONTRACTS           VALUE          APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                      March 2009         17            $ 3,825,425      $    153,075

                         GE INSTITUTIONAL S&P 500 INDEX

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                             NUMBER OF
                                                                              SHARES                           VALUE
COMMON STOCK - 100.0%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.8%
Boeing Co.                                                                   2,700                         $   115,209
General Dynamics Corp.                                                       1,400                              80,626
Goodrich Corp.                                                                 500                              18,510
Honeywell International, Inc.                                                2,650                              86,999
L-3 Communications Holdings, Inc.                                              400                              29,512
Lockheed Martin Corp.                                                        1,200                             100,896
Northrop Grumman Corp.                                                       1,184                              53,327
Precision Castparts Corp.                                                      500                              29,740
Raytheon Co.                                                                 1,500                              76,560
Rockwell Collins, Inc.                                                         600                              23,454
United Technologies Corp.                                                    3,500                             187,600
                                                                                                               802,433

AIR FREIGHT & LOGISTICS - 1.1%
CH Robinson Worldwide, Inc.                                                    600                              33,018
Expeditors International of Washington, Inc.                                   800                              26,616
FedEx Corp.                                                                  1,100                              70,565
United Parcel Service, Inc. (Class B)                                        3,600                             198,576
                                                                                                               328,775

AIRLINES - 0.1%
Southwest Airlines Co.                                                       2,950                              25,429

AUTO COMPONENTS - 0.2%
Goodyear Tire & Rubber Co.                                                   1,000                               5,970 (a)
Johnson Controls, Inc.                                                       2,100                              38,136
                                                                                                                44,106

AUTOMOBILES - 0.2%
Ford Motor Co.                                                               9,414                              21,558 (a)
General Motors Corp.                                                         2,412                               7,718
Harley-Davidson, Inc.                                                          900                              15,273
                                                                                                                44,549

BEVERAGES - 2.6%
Brown-Forman Corp. (Class B)                                                   325                              16,734
Coca-Cola Enterprises, Inc.                                                  1,200                              14,436
Constellation Brands, Inc. (Class A)                                           800                              12,616 (a)
Dr Pepper Snapple Group, Inc.                                                1,000                              16,250 (a)
Molson Coors Brewing Co. (Class B)                                             500                              24,460
Pepsi Bottling Group, Inc.                                                     500                              11,255
PepsiCo, Inc.                                                                5,710                             312,737
The Coca-Cola Co.                                                            7,300                             330,471 (h)
                                                                                                               738,959

BIOTECHNOLOGY - 2.2%
Amgen, Inc.                                                                  3,876                             223,839 (a)
Biogen Idec, Inc.                                                            1,100                              52,393 (a)
Celgene Corp.                                                                1,700                              93,976 (a)
Cephalon, Inc.                                                                 240                              18,490 (a)
Genzyme Corp.                                                                1,000                              66,370 (a)
Gilead Sciences, Inc.                                                        3,400                             173,876 (a)
                                                                                                               628,944

BUILDING PRODUCTS - 0.1%
Masco Corp.                                                                  1,400                              15,582

CAPITAL MARKETS - 2.3%
American Capital Ltd.                                                          800                               2,592
Ameriprise Financial, Inc.                                                     860                              20,090
Bank of New York Mellon Corp.                                                4,241                             120,148
Charles Schwab Corp.                                                         3,400                              54,978
E*Trade Financial Corp.                                                      2,200                               2,530 (a)
Federated Investors Inc. (Class B)                                             300                               5,088
Franklin Resources, Inc.                                                       500                              31,890
Goldman Sachs Group, Inc.                                                    1,570                             132,492
Invesco Ltd.                                                                 1,500                              21,660
Janus Capital Group, Inc.                                                      600                               4,818
Legg Mason, Inc.                                                               600                              13,146
Merrill Lynch & Company, Inc.                                                5,800                              67,512
Morgan Stanley                                                               3,900                              62,556
Northern Trust Corp.                                                           800                              41,712
State Street Corp.                                                           1,600                              62,928 (e)
T Rowe Price Group, Inc.                                                     1,000                              35,440
                                                                                                               679,580

CHEMICALS - 1.7%
Air Products & Chemicals, Inc.                                                 800                              40,216
CF Industries Holdings, Inc.                                                   150                               7,374
Dow Chemical Co.                                                             3,394                              51,216
E.I. du Pont de Nemours and Co.                                              3,303                              83,566
Eastman Chemical Co.                                                           300                               9,513
Ecolab, Inc.                                                                   600                              21,090
International Flavors & Fragrances Inc.                                        300                               8,916
Monsanto Co.                                                                 2,006                             141,122
PPG Industries, Inc.                                                           600                              25,458
Praxair, Inc.                                                                1,100                              65,296
Rohm & Haas Co.                                                                400                              24,716
Sigma-Aldrich Corp.                                                            500                              21,120
                                                                                                               499,603

COMMERCIAL BANKS - 3.2%
BB&T Corp.                                                                   2,000                              54,920
Comerica Inc.                                                                  550                              10,917
Fifth Third Bancorp                                                          2,319                              19,155
First Horizon National Corp.                                                   819                               8,651
Huntington Bancshares Inc.                                                   1,478                              11,322
Keycorp                                                                      1,900                              16,188
M&T Bank Corp.                                                                 300                              17,223
Marshall & Ilsley Corp.                                                        998                              13,613
National City Corp.                                                          8,000                              14,480
PNC Financial Services Group, Inc.                                           1,300                              63,700
Regions Financial Corp.                                                      2,773                              22,073
SunTrust Banks, Inc.                                                         1,300                              38,402
US Bancorp.                                                                  6,406                             160,214
Wachovia Corp.                                                               7,824                              43,345
Wells Fargo & Co.                                                           13,900                             409,772
Zions Bancorporation                                                           500                              12,255
                                                                                                               916,230

COMMERCIAL SERVICES & SUPPLIES - 0.6%
Avery Dennison Corp.                                                           400                              13,092
Cintas Corp.                                                                   500                              11,615
Pitney Bowes, Inc.                                                             800                              20,384
Republic Services, Inc.                                                      1,200                              29,748
RR Donnelley & Sons Co.                                                        800                              10,864
Stericycle, Inc.                                                               300                              15,624 (a)
Waste Management, Inc.                                                       1,770                              58,658
                                                                                                               159,985

COMMUNICATIONS EQUIPMENT - 2.5%
Ciena Corp.                                                                    357                               2,392 (a)
Cisco Systems, Inc.                                                         21,500                             350,450 (a)
Corning Inc.                                                                 5,600                              53,368
Harris Corp.                                                                   500                              19,025
JDS Uniphase Corp.                                                             850                               3,102 (a)
Juniper Networks, Inc.                                                       1,900                              33,269 (a)
Motorola, Inc.                                                               8,161                              36,153
QUALCOMM Inc.                                                                6,100                             218,563
Tellabs, Inc.                                                                1,600                               6,592 (a)
                                                                                                               722,914

COMPUTERS & PERIPHERALS - 4.2%
Apple, Inc.                                                                  3,304                             281,996 (a)
Dell, Inc.                                                                   6,300                              64,512 (a)
EMC Corp.                                                                    7,462                              78,127 (a)
Hewlett-Packard Co.                                                          9,028                             327,626
International Business Machines Corp.                                        4,900                             412,384 (h)
Lexmark International, Inc. (Class A)                                          300                               8,070 (a)
NetApp, Inc.                                                                 1,300                              18,161 (a)
QLogic Corp.                                                                   500                               6,720 (a)
SanDisk Corp.                                                                  900                               8,640 (a)
Sun Microsystems, Inc.                                                       2,950                              11,269 (a)
Teradata Corp.                                                                 700                              10,381 (a)
                                                                                                             1,227,886

CONSTRUCTION & ENGINEERING - 0.2%
Fluor Corp.                                                                    680                              30,512
Jacobs Engineering Group, Inc.                                                 400                              19,240 (a)
                                                                                                                49,752

CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Co.                                                           400                              27,832

CONSUMER FINANCE - 0.5%
American Express Co.                                                         4,200                              77,910 (h)
Capital One Financial Corp.                                                  1,369                              43,657
Discover Financial Services                                                  1,850                              17,630
SLM Corp.                                                                    1,800                              16,020 (a)
                                                                                                               155,217

CONTAINERS & PACKAGING - 0.1%
Ball Corp.                                                                     300                              12,477
Bemis Company, Inc.                                                            400                               9,472
Pactiv Corp.                                                                   500                              12,440 (a)
Sealed Air Corp.                                                               600                               8,964
                                                                                                                43,353

DISTRIBUTORS - 0.1%
Genuine Parts Co.                                                              600                              22,716

DIVERSIFIED CONSUMER SERVICES - 0.2%
Apollo Group, Inc. (Class A)                                                   400                              30,648 (a)
H&R Block, Inc.                                                              1,300                              29,536
                                                                                                                60,184

DIVERSIFIED FINANCIAL SERVICES - 3.4%
Bank of America Corp.                                                       18,421                             259,368 (h)
Citigroup, Inc.                                                             19,913                             133,616
Citigroup, Inc.                                                              1,400                               6,356
CME Group Inc.                                                                 240                              49,946
IntercontinentalExchange, Inc.                                                 295                              24,320 (a)
JP Morgan Chase & Co.                                                       13,667                             430,921
Leucadia National Corp.                                                        700                              13,860
Moody's Corp.                                                                  800                              16,072
NYSE Euronext                                                                1,000                              27,380
The Nasdaq OMX Group.                                                          500                              12,355 (a)
                                                                                                               974,194

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.6%
AT&T, Inc.                                                                  21,631                             616,483 (h)
CenturyTel, Inc.                                                               400                              10,932
Embarq Corp.                                                                   535                              19,239
Frontier Communications Corp.                                                1,200                              10,488
Qwest Communications International, Inc.                                     5,817                              21,174
Verizon Communications, Inc.                                                10,466                             354,797
Windstream Corp.                                                             1,718                              15,806
                                                                                                             1,048,919

ELECTRIC UTILITIES - 2.5%
Allegheny Energy, Inc.                                                         600                              20,316
American Electric Power Company, Inc.                                        1,540                              51,251
Duke Energy Corp.                                                            4,608                              69,166
Edison International                                                         1,200                              38,544
Entergy Corp.                                                                  700                              58,191
Exelon Corp.                                                                 2,450                             136,244
FirstEnergy Corp.                                                            1,131                              54,944
FPL Group, Inc.                                                              1,500                              75,495
Pepco Holdings, Inc.                                                           900                              15,984
Pinnacle West Capital Corp.                                                    400                              12,852
PPL Corp.                                                                    1,400                              42,966
Progress Energy, Inc.                                                          975                              38,854
Southern Co.                                                                 2,800                             103,600
                                                                                                               718,407

ELECTRICAL EQUIPMENT - 0.5%
Cooper Industries Ltd.                                                         700                              20,461
Emerson Electric Co.                                                         2,800                             102,508
Rockwell Automation, Inc.                                                      500                              16,120
                                                                                                               139,089

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Agilent Technologies, Inc.                                                   1,355                              21,179 (a)
Amphenol Corp. (Class A)                                                       700                              16,786
Flir Systems, Inc.                                                             100                               3,068 (a)
Jabil Circuit, Inc.                                                            800                               5,400
Molex Inc.                                                                     550                               7,969
Tyco Electronics Ltd.                                                        1,641                              26,601
                                                                                                                81,003

ENERGY EQUIPMENT & SERVICES - 1.6%
Baker Hughes Inc.                                                            1,170                              37,522
BJ Services Co.                                                              1,100                              12,837
Cameron International Corp.                                                    900                              18,450 (a)
ENSCO International Inc.                                                       500                              14,195
Halliburton Co.                                                              3,245                              58,994
Nabors Industries Ltd.                                                       1,100                              13,167 (a)
National Oilwell Varco, Inc.                                                 1,600                              39,104 (a)
Noble Corp.                                                                  1,000                              22,090
Rowan Cos. Inc.                                                                400                               6,360
Schlumberger Ltd.                                                            4,400                             186,252
Smith International, Inc.                                                      800                              18,312
Weatherford International Ltd.                                               2,400                              25,968 (a)
                                                                                                               453,251

FOOD & STAPLES RETAILING - 3.3%
Costco Wholesale Corp.                                                       1,600                              84,000
CVS/Caremark Corp.                                                           5,281                             151,776
Safeway, Inc.                                                                1,500                              35,655
SUPERVALU, Inc.                                                                789                              11,519
SYSCO Corp.                                                                  2,200                              50,468
The Kroger Co.                                                               2,400                              63,384
Walgreen Co.                                                                 3,600                              88,812
Wal-Mart Stores, Inc.                                                        8,200                             459,692
Whole Foods Market, Inc.                                                       600                               5,664
                                                                                                               950,970

FOOD PRODUCTS - 1.8%
Archer-Daniels-Midland Co.                                                   2,308                              66,540
Campbell Soup Co.                                                              800                              24,008
ConAgra Foods, Inc.                                                          1,600                              26,400
Dean Foods Co.                                                                 600                              10,782 (a)
General Mills, Inc.                                                          1,200                              72,900
HJ Heinz Co.                                                                 1,200                              45,120
JM Smucker Co.                                                                 400                              17,344
Kellogg Co.                                                                    900                              39,465
Kraft Foods, Inc. (Class A)                                                  5,426                             145,688
McCormick & Company, Inc.                                                      500                              15,930
Ralcorp Holdings, Inc.                                                           -                                   - (a)
Sara Lee Corp.                                                               2,506                              24,534
The Hershey Co.                                                                600                              20,844
Tyson Foods, Inc. (Class A)                                                  1,200                              10,512
                                                                                                               520,067

GAS UTILITIES - 0.1%
Equitable Resources, Inc.                                                      500                              16,775
Nicor, Inc.                                                                    200                               6,948
Questar Corp.                                                                  600                              19,614
                                                                                                                43,337

HEALTHCARE EQUIPMENT & SUPPLIES - 2.2%
Baxter International, Inc.                                                   2,300                             123,257
Becton Dickinson & Co.                                                         900                              61,551
Boston Scientific Corp.                                                      5,439                              42,098 (a)
C.R. Bard, Inc.                                                                400                              33,704
Covidien Ltd.                                                                1,841                              66,718
DENTSPLY International, Inc.                                                   600                              16,944
Hospira, Inc.                                                                  600                              16,092 (a)
Intuitive Surgical, Inc.                                                       140                              17,779 (a)
Medtronic, Inc.                                                              4,100                             128,822
St. Jude Medical, Inc.                                                       1,200                              39,552 (a)
Stryker Corp.                                                                  900                              35,955
Varian Medical Systems, Inc.                                                   500                              17,520 (a)
Zimmer Holdings, Inc.                                                          790                              31,932 (a)
                                                                                                               631,924

HEALTHCARE PROVIDERS & SERVICES - 2.1%
Aetna, Inc.                                                                  1,700                              48,450
AmerisourceBergen Corp.                                                        544                              19,399
Cardinal Health, Inc.                                                        1,375                              47,396
Cigna Corp.                                                                  1,100                              18,535
Coventry Health Care, Inc.                                                     600                               8,928 (a)
DaVita, Inc.                                                                   400                              19,828 (a)
Express Scripts, Inc.                                                          900                              49,482 (a)
Humana, Inc.                                                                   600                              22,368 (a)
Laboratory Corporation of America Holdings                                     400                              25,764 (a)
McKesson Corp.                                                               1,044                              40,434
Medco Health Solutions, Inc.                                                 1,788                              74,935 (a)
Patterson Companies, Inc.                                                      400                               7,500 (a)
Quest Diagnostics Inc.                                                         600                              31,146
Tenet Healthcare Corp.                                                       1,600                               1,840 (a)
UnitedHealth Group, Inc.                                                     4,400                             117,040
WellPoint, Inc.                                                              1,900                              80,047 (a)
                                                                                                               613,092

HEALTHCARE TECHNOLOGY - 0.0%*
IMS Health Inc.                                                                688                              10,430

HOTELS RESTAURANTS & LEISURE - 1.6%
Carnival Corp.                                                               1,600                              38,912
Darden Restaurants, Inc.                                                       550                              15,499
International Game Technology                                                1,200                              14,268
Marriott International, Inc. (Class A)                                       1,000                              19,450
McDonald's Corp.                                                             4,089                             254,295
Starbucks Corp.                                                              2,900                              27,434 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                      700                              12,530
Wyndham Worldwide Corp.                                                        727                               4,762
Wynn Resorts Ltd.                                                              200                               8,452 (a)
Yum! Brands, Inc.                                                            1,700                              53,550
                                                                                                               449,152

HOUSEHOLD DURABLES - 3.5%
Black & Decker Corp.                                                           200                               8,362
Centex Corp.                                                                   500                               5,320
DR Horton, Inc.                                                              1,100                               7,777
Fortune Brands, Inc.                                                           600                              24,768
Harman International Industries, Inc.                                          200                               3,346
KB Home                                                                        300                               4,086
Leggett & Platt, Inc.                                                          600                               9,114
Lennar Corp. (Class A)                                                         600                               5,202
Newell Rubbermaid, Inc.                                                      1,115                              10,905
Pulte Homes, Inc.                                                              800                               8,744 (a)
Snap-On, Inc.                                                                  200                               7,876
The Stanley Works                                                              300                              10,230
Whirlpool Corp.                                                                271                              11,206
Clorox Co.                                                                     500                              27,780
Colgate-Palmolive Co.                                                        1,800                             123,372
Kimberly-Clark Corp.                                                         1,500                              79,110
Procter & Gamble Co.                                                        10,995                             679,711
                                                                                                             1,026,909

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Constellation Energy Group, Inc.                                               700                              17,563
Dynegy, Inc. (Class A)                                                       2,000                               4,000 (a)
The AES Corp.                                                                2,600                              21,424 (a)
                                                                                                                42,987

INDUSTRIAL CONGLOMERATES - 2.8%
3M Co.                                                                       2,500                             143,850
General Electric Co.                                                        38,600                             625,320 (l)
Textron, Inc.                                                                  900                              12,483
Tyco International Ltd.                                                      1,741                              37,606
                                                                                                               819,259

INSURANCE - 2.7%
Aflac Inc.                                                                   1,700                              77,928
Allstate Corp.                                                               2,000                              65,520
American International Group, Inc.                                          10,638                              16,702 (h)
AON Corp.                                                                    1,000                              45,680
Assurant, Inc.                                                                 500                              15,000
Chubb Corp.                                                                  1,300                              66,300
Cincinnati Financial Corp.                                                     638                              18,547
Genworth Financial, Inc. (Class A)                                           1,700                               4,811
Hartford Financial Services Group, Inc.                                      1,200                              19,704
Lincoln National Corp.                                                       1,022                              19,255
Loews Corp.                                                                  1,305                              36,866
Marsh & McLennan Companies, Inc.                                             1,900                              46,113
MBIA, Inc.                                                                     700                               2,849
MetLife, Inc.                                                                2,921                             101,826
Principal Financial Group, Inc.                                              1,000                              22,570
Prudential Financial, Inc.                                                   1,500                              45,390
The Progressive Corp.                                                        2,400                              35,544
Torchmark Corp.                                                                300                              13,410
Travelers Companies, Inc.                                                    2,176                              98,355
Unum Group                                                                   1,146                              21,316
XL Capital Ltd.                                                              1,300                               4,810
                                                                                                               778,496

INTERNET & CATALOG RETAIL - 0.2%
Amazon.com, Inc.                                                             1,200                              61,536 (a)
Expedia, Inc.                                                                  800                               6,592 (a)
                                                                                                                68,128

INTERNET SOFTWARE & SERVICES - 1.4%
Akamai Technologies, Inc.                                                      700                              10,563 (a)
eBay, Inc.                                                                   3,900                              54,444 (a)
Google, Inc. (Class A)                                                         880                             270,732 (a)
VeriSign, Inc.                                                                 800                              15,264 (a)
Yahoo! Inc.                                                                  5,000                              61,000 (a)
                                                                                                               412,003

IT SERVICES - 1.0%
Affiliated Computer Services, Inc. (Class A)                                   400                              18,380 (a)
Automatic Data Processing, Inc.                                              1,900                              74,746
Cognizant Technology Solutions Corp. (Class A)                               1,100                              19,866 (a)
Computer Sciences Corp.                                                        600                              21,084 (a)
Convergys Corp.                                                                500                               3,205 (a)
Fidelity National Information Services, Inc.                                   700                              11,389
Fiserv, Inc.                                                                   600                              21,822 (a)
Mastercard Inc. (Class A)                                                      280                              40,020
Paychex, Inc.                                                                1,200                              31,536
Total System Services, Inc.                                                    738                              10,332
Western Union Co.                                                            2,550                              36,567
                                                                                                               288,947

LEISURE EQUIPMENT & PRODUCTS - 0.1%
Eastman Kodak Co.                                                            1,100                               7,238
Hasbro, Inc.                                                                   450                              13,126
Mattel, Inc.                                                                 1,400                              22,400
                                                                                                                42,764

LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Technologies Corp.                                                        685                              15,967 (a)
Millipore Corp.                                                                200                              10,304 (a)
PerkinElmer, Inc.                                                              500                               6,955
Thermo Fisher Scientific, Inc.                                               1,500                              51,105 (a)
Waters Corp.                                                                   400                              14,660 (a)
                                                                                                                98,991

MACHINERY - 1.6%
Caterpillar, Inc.                                                            2,200                              98,274
Cummins, Inc.                                                                  800                              21,384
Danaher Corp.                                                                  900                              50,949
Deere & Co.                                                                  1,600                              61,312
Dover Corp.                                                                    700                              23,044
Eaton Corp.                                                                    600                              29,826
Flowserve Corp.                                                                200                              10,300
Illinois Tool Works, Inc.                                                    1,400                              49,070
Ingersoll-Rand Company Ltd. (Class A)                                        1,260                              21,861
ITT Corp.                                                                      700                              32,193
PACCAR, Inc.                                                                 1,325                              37,895
Pall Corp.                                                                     500                              14,215
Parker Hannifin Corp.                                                          550                              23,397
The Manitowoc Company, Inc.                                                    500                               4,330
                                                                                                               478,050

MEDIA - 2.6%
CBS Corp.                                                                    2,650                              21,703
Comcast Corp. (Class A)                                                     10,588                             178,725
DIRECTV Group, Inc.                                                          2,000                              45,820 (a)
Gannett Company, Inc.                                                          900                               7,200
Interpublic Group of Companies, Inc.                                         1,900                               7,524 (a)
McGraw-Hill Cos. Inc.                                                        1,200                              27,828
Meredith Corp.                                                                 100                               1,712
New York Times Co. (Class A)                                                   500                               3,665
News Corp. (Class A)                                                         8,400                              76,356
Omnicom Group, Inc.                                                          1,200                              32,304
Scripps Networks Interactive, Inc. (Class A)                                   400                               8,800
The Walt Disney Co.                                                          6,800                             154,292
Time Warner, Inc.                                                           13,150                             132,289 (h)
Viacom, Inc. (Class B)                                                       2,250                              42,885 (a)
Washington Post Co. (Class B)                                                   20                               7,805
                                                                                                               748,908

METALS & MINING - 0.7%
AK Steel Holding Corp.                                                         400                               3,728
Alcoa, Inc.                                                                  2,884                              32,474
Allegheny Technologies Inc.                                                    400                              10,212
Freeport-McMoRan Copper & Gold, Inc.                                         1,374                              33,581
Newmont Mining Corp.                                                         1,700                              69,190
Nucor Corp.                                                                  1,100                              50,820
Titanium Metals Corp.                                                          300                               2,643
United States Steel Corp.                                                      380                              14,136
                                                                                                               216,784

MULTILINE RETAIL - 0.7%
Big Lots, Inc.                                                                 300                               4,347 (a)
Family Dollar Stores, Inc.                                                     500                              13,035
JC Penney Co. Inc.                                                             900                              17,730
Kohl's Corp.                                                                 1,100                              39,820 (a)
Macy's, Inc.                                                                 1,682                              17,409
Nordstrom, Inc.                                                                600                               7,986
Sears Holdings Corp.                                                           229                               8,901 (a)
Target Corp.                                                                 2,700                              93,231
                                                                                                               202,459

MULTI-UTILITIES - 1.6%
Ameren Corp.                                                                   800                              26,608
Centerpoint Energy, Inc.                                                     1,400                              17,668
CMS Energy Corp.                                                               900                               9,099
Consolidated Edison, Inc.                                                    1,000                              38,930
Dominion Resources, Inc.                                                     2,100                              75,264
DTE Energy Co.                                                                 600                              21,402
Integrys Energy Group, Inc.                                                    294                              12,636
NiSource, Inc.                                                               1,047                              11,486
PG&E Corp.                                                                   1,300                              50,323
Public Service Enterprise Group Inc.                                         1,800                              52,506
SCANA Corp.                                                                  1,300                              46,280
Sempra Energy                                                                  850                              36,235
TECO Energy, Inc.                                                              800                               9,880
Wisconsin Energy Corp.                                                         400                              16,792
Xcel Energy, Inc.                                                            1,615                              29,958
                                                                                                               455,067

OFFICE ELECTRONICS - 0.1%
Xerox Corp.                                                                  3,400                              27,098

OIL, GAS & CONSUMABLE FUELS - 11.7%
Anadarko Petroleum Corp.                                                     1,674                              64,533
Apache Corp.                                                                 1,212                              90,330
Cabot Oil & Gas Corp.                                                          400                              10,400
Chesapeake Energy Corp.                                                      2,100                              33,957
Chevron Corp.                                                                7,514                             555,811
ConocoPhillips                                                               5,516                             285,729
Consol Energy, Inc.                                                            700                              20,006
Devon Energy Corp.                                                           1,628                             106,976
El Paso Corp.                                                                2,783                              21,791
EOG Resources, Inc.                                                            900                              59,922
Exxon Mobil Corp.                                                           18,716                           1,494,098 (h)
Hess Corp.                                                                   1,000                              53,640
Marathon Oil Corp.                                                           2,582                              70,644
Massey Energy Co.                                                              300                               4,137
Murphy Oil Corp.                                                               700                              31,045
Noble Energy, Inc.                                                             600                              29,532
Occidental Petroleum Corp.                                                   3,000                             179,970
Peabody Energy Corp.                                                           900                              20,475
Pioneer Natural Resources Co.                                                  500                               8,090
Range Resources Corp.                                                          600                              20,634
Southwestern Energy Co.                                                      1,200                              34,764 (a)
Spectra Energy Corp.                                                         2,154                              33,904
Sunoco, Inc.                                                                   400                              17,384
Tesoro Corp.                                                                   500                               6,585
Valero Energy Corp.                                                          1,900                              41,116
Williams Cos. Inc.                                                           2,100                              30,408
XTO Energy, Inc.                                                             2,057                              72,550
                                                                                                             3,398,431

PACKAGING & CONTAINERS - 0.0%*
Owens-Illinois, Inc.                                                           200                               5,466 (a)

PAPER & FOREST PRODUCTS - 0.2%
International Paper Co.                                                      1,675                              19,765
MeadWestvaco Corp.                                                             700                               7,833
Weyerhaeuser Co.                                                               745                              22,805
                                                                                                                50,403

PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.                                                          1,500                              36,045
The Estee Lauder Cos. Inc. (Class A)                                           400                              12,384
                                                                                                                48,429

PHARMACEUTICALS - 7.9%
Abbott Laboratories                                                          5,700                             304,209 (h)
Allergan, Inc.                                                               1,100                              44,352
Bristol-Myers Squibb Co.                                                     7,300                             169,725
Eli Lilly & Co.                                                              3,700                             148,999 (h)
Forest Laboratories, Inc.                                                    1,100                              28,017 (a)
Johnson & Johnson                                                           10,168                             608,351 (h)
King Pharmaceuticals, Inc.                                                     966                              10,259 (a)
Merck & Company, Inc.                                                        7,800                             237,120
Mylan, Inc.                                                                  1,200                              11,868 (a)
Pfizer, Inc.                                                                24,769                             438,659 (h)
Schering-Plough Corp.                                                        5,900                             100,477
Watson Pharmaceuticals, Inc.                                                   400                              10,628 (a)
Wyeth                                                                        4,900                             183,799 (h)
                                                                                                             2,296,463

PROFESSIONAL SERVICES - 0.2%
Dun & Bradstreet Corp.                                                         200                              15,440
Equifax, Inc.                                                                  500                              13,260
Monster Worldwide, Inc.                                                        500                               6,045 (a)
Robert Half International, Inc.                                                600                              12,492
                                                                                                                47,237

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
Apartment Investment & Management Co. (Class A) (REIT)                         355                               4,100
AvalonBay Communities, Inc. (REIT)                                             300                              18,174
Boston Properties, Inc. (REIT)                                                 400                              22,000
Developers Diversified Realty Corp. (REIT)                                     500                               2,440
Equity Residential (REIT)                                                    1,000                              29,820
HCP, Inc. (REIT)                                                             1,000                              27,770
Host Hotels & Resorts, Inc. (REIT)                                           2,100                              15,897
Kimco Realty Corp. (REIT)                                                      900                              16,452
Plum Creek Timber Company, Inc. (REIT)                                         600                              20,844
Prologis (REIT)                                                              1,000                              13,890
Public Storage (REIT)                                                          500                              39,750
Simon Property Group, Inc. (REIT)                                              800                              42,504
Vornado Realty Trust (REIT)                                                    500                              30,175
                                                                                                               283,816

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%*
CB Richard Ellis Group, Inc. (Class A)                                         900                               3,888 (a)

ROAD & RAIL - 1.0%
Burlington Northern Santa Fe Corp.                                           1,000                              75,710
CSX Corp.                                                                    1,400                              45,458
Norfolk Southern Corp.                                                       1,300                              61,165
Ryder System, Inc.                                                             200                               7,756
Union Pacific Corp.                                                          1,890                              90,342
                                                                                                               280,431

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Advanced Micro Devices, Inc.                                                 2,400                               5,184 (a)
Altera Corp.                                                                 1,200                              20,052
Analog Devices, Inc.                                                         1,100                              20,922
Applied Materials, Inc.                                                      4,900                              49,637
Broadcom Corp. (Class A)                                                     1,700                              28,849 (a)
Intel Corp.                                                                 20,400                             299,064 (h)
Kla-Tencor Corp.                                                               700                              15,253
Linear Technology Corp.                                                        900                              19,908
LSI Corp.                                                                    2,500                               8,225 (a)
MEMC Electronic Materials, Inc.                                                900                              12,852 (a)
Microchip Technology Inc.                                                      700                              13,671
Micron Technology, Inc.                                                      3,000                               7,920 (a)
National Semiconductor Corp.                                                   800                               8,056
Novellus Systems, Inc.                                                         400                               4,936 (a)
Nvidia Corp.                                                                 2,100                              16,947 (a)
Teradyne, Inc.                                                                 700                               2,954 (a)
Texas Instruments Inc.                                                       4,700                              72,944
Xilinx, Inc.                                                                 1,100                              19,602
                                                                                                               626,976

SOFTWARE - 3.7%
Adobe Systems Inc.                                                           1,900                              40,451 (a)
Autodesk, Inc.                                                                 900                              17,685 (a)
BMC Software, Inc.                                                             700                              18,837 (a)
CA, Inc.                                                                     1,550                              28,721
Citrix Systems, Inc.                                                           700                              16,499 (a)
Compuware Corp.                                                              1,000                               6,750 (a)
Electronic Arts, Inc.                                                        1,300                              20,852 (a)
Intuit, Inc.                                                                 1,100                              26,169 (a)
McAfee, Inc.                                                                   600                              20,742 (a)
Microsoft Corp.                                                             28,100                             546,264 (h)
Novell, Inc.                                                                 1,400                               5,446 (a)
Oracle Corp.                                                                14,407                             255,436 (a)
Salesforce.com Inc.                                                            400                              12,804 (a)
Symantec Corp.                                                               3,059                              41,358 (a)
                                                                                                             1,058,014

SPECIALTY RETAIL - 1.8%
Abercrombie & Fitch Co. (Class A)                                              300                               6,921
AutoNation, Inc.                                                               468                               4,624 (a)
Autozone, Inc.                                                                 150                              20,920 (a)
Bed Bath & Beyond, Inc.                                                      1,000                              25,420 (a)
Best Buy Company, Inc.                                                       1,250                              35,137
GameStop Corp. (Class A)                                                       600                              12,996 (a)
Home Depot, Inc.                                                             6,200                             142,724
Lowe's Companies, Inc.                                                       5,400                             116,208
Ltd Brands, Inc.                                                             1,026                              10,301
Office Depot, Inc.                                                           1,100                               3,278 (a)
RadioShack Corp.                                                               500                               5,970
Staples, Inc.                                                                2,550                              45,696
The Gap, Inc.                                                                1,862                              24,932
The Sherwin-Williams Co.                                                       300                              17,925
Tiffany & Co.                                                                  500                              11,815
TJX Cos. Inc.                                                                1,600                              32,912
                                                                                                               517,779

TEXTILES APPAREL & LUXURY GOODS - 0.4%
Coach, Inc.                                                                  1,200                              24,924 (a)
Jones Apparel Group, Inc.                                                      300                               1,758
Nike, Inc. (Class B)                                                         1,400                              71,400
Polo Ralph Lauren Corp. (Class A)                                              200                               9,082
VF Corp.                                                                       300                              16,431
                                                                                                               123,595

THRIFTS & MORTGAGE FINANCE - 0.2%
Hudson City Bancorp, Inc.                                                    1,900                              30,324
People's United Financial, Inc.                                              1,200                              21,396
Sovereign Bancorp, Inc.                                                      2,165                               6,452
Washington Mutual, Inc.                                                     17,314                                 372
                                                                                                                58,544

TOBACCO - 1.8%
Altria Group, Inc.                                                           7,500                             112,950 (h)
Lorillard, Inc.                                                                616                              34,712
Philip Morris International, Inc.                                            7,400                             321,974
Reynolds American Inc.                                                         600                              24,186
UST, Inc.                                                                      540                              37,465
                                                                                                               531,287

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Fastenal Co.                                                                   500                              17,425
WW Grainger, Inc.                                                              200                              15,768
                                                                                                                33,193

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
American Tower Corp. (Class A)                                               1,400                              41,048 (a)
Sprint Nextel Corp. (Series 1)                                              11,201                              20,498
                                                                                                                61,546

TOTAL COMMON STOCK                                                                                          28,960,212
  (COST $43,883,271)

-----------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.1%
-----------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                             28,743 (k)
  (COST $52,259)

TOTAL INVESTMENTS IN SECURITIES                                                                             28,988,955
  (COST $43,935,530)

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 24.7%
-----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.0%*
GE Money Market Fund Institutional Class
  1.02%                                                                                                            1,000 (d,n)

                                                                PRINCIPAL AMOUNT
-----------------------------------------------------------------------------------

Money Market Obligation Trust
  1.68%                                     12/31/30                    $   10,601                              10,601
  1.83%                                     12/31/30                            20                                  20
                                                                                                                10,621

U.S. GOVERNMENT - 24.7%
U.S. Treasury Bill
  0.01%                                     03/12/09                       297,000                             296,971
  2.50%                                     06/11/09                     6,875,000                           6,872,305
                                                                                                             7,169,276

TOTAL SHORT-TERM INVESTMENTS                                                                                 7,180,897
  (COST $7,183,311)

TOTAL INVESTMENTS                                                                                           36,169,852
  (COST $51,118,841)

LIABILITIES IN EXCESS  OTHER ASSETS,  NET - (24.8)%                                                         (7,196,657)

                                                                                                           -----------
NET ASSETS  - 100.0%                                                                                       $28,973,195
                                                                                                           ===========


-----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------

The GE Institutional S&P 500 Index had the following long futures contracts open at December 31, 2008 (unaudited);

                                                                                         CURRENT
                                                      EXPIRATION       NUMBER OF         NOTIONAL         UNREALIZED
               DESCRIPTION                               DATE          CONTRACTS          VALUE          APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
S&P 500 E mini Index Futures                           March 2009         30           $ 1,350,150         $    49,935

                       GE INSTITUTIONAL CORE VALUE EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                                  NUMBER OF
                                                                                   SHARES                       VALUE
COMMON STOCK - 99.1%
--------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.4%
Honeywell International, Inc.                                                     14,079                      $    462,214
Rockwell Collins, Inc.                                                            18,772                           733,797
                                                                                                                 1,196,011

BEVERAGES - 4.0%
Pepsi Bottling Group, Inc.                                                        55,576                         1,251,016
PepsiCo, Inc.                                                                     38,780                         2,123,981 (h)
                                                                                                                 3,374,997

BIOTECHNOLOGY - 1.5%
Amgen, Inc.                                                                       22,230                         1,283,782 (a)

CAPITAL MARKETS - 3.1%
Ameriprise Financial, Inc.                                                        35,816                           836,662
Bank of New York Mellon Corp.                                                     48,166                         1,364,543
Charles Schwab Corp.                                                              13,585                           219,669
State Street Corp.                                                                 3,211                           126,289 (e)
                                                                                                                 2,547,163

COMMERCIAL BANKS - 2.0%
Lloyds TSB Group PLC ADR                                                          19,761                           152,160
US Bancorp.                                                                       24,700                           617,747
Wells Fargo & Co.                                                                 30,876                           910,224
                                                                                                                 1,680,131

COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc.                                                               44,461                           724,714 (a,h)
Corning Inc.                                                                      33,346                           317,787
                                                                                                                 1,042,501

COMPUTERS & PERIPHERALS - 3.6%
Dell, Inc.                                                                        35,816                           366,756 (a)
Hewlett-Packard Co.                                                               41,497                         1,505,926
International Business Machines Corp.                                             13,338                         1,122,526 (h)
                                                                                                                 2,995,208

DIVERSIFIED FINANCIAL SERVICES - 3.9%
Bank of America Corp.                                                             62,986                           886,843
Citigroup, Inc.                                                                   69,161                           464,070
JP Morgan Chase & Co.                                                             60,516                         1,908,069
                                                                                                                 3,258,982

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
AT&T, Inc.                                                                        23,465                           668,752
Verizon Communications, Inc.                                                      38,780                         1,314,642
                                                                                                                 1,983,394

ELECTRIC UTILITIES - 3.4%
American Electric Power Company, Inc.                                             46,190                         1,537,203
Edison International                                                              41,003                         1,317,016
                                                                                                                 2,854,219

ELECTRICAL EQUIPMENT - 1.1%
ABB Ltd. ADR                                                                      59,281                           889,808

ENERGY EQUIPMENT & SERVICES - 2.5%
Halliburton Co.                                                                   35,322                           642,154
Nabors Industries Ltd.                                                             9,880                           118,264 (a)
National Oilwell Varco, Inc.                                                      10,621                           259,577 (a)
Schlumberger Ltd.                                                                 12,597                           533,231
Transocean Ltd.                                                                   12,103                           571,867 (a)
                                                                                                                 2,125,093

FOOD & STAPLES RETAILING - 1.0%
Wal-Mart Stores, Inc.                                                             14,820                           830,809

FOOD PRODUCTS - 6.8%
Archer-Daniels-Midland Co.                                                         8,645                           249,235
Kraft Foods, Inc. (Class A)                                                       27,170                           729,514
McCormick & Company, Inc.                                                         31,617                         1,007,318
Nestle S.A. ADR                                                                   21,489                           853,113
                                                                                                                 2,839,180


HEALTHCARE EQUIPMENT & SUPPLIES - 1.3%
Boston Scientific Corp.                                                          109,917                           850,758 (a)
Covidien Ltd.                                                                      6,193                           224,434
                                                                                                                 1,075,192

HEALTHCARE PROVIDERS & SERVICES - 2.1%
Cardinal Health, Inc.                                                             26,923                           928,036
McKesson Corp.                                                                    20,763                           804,151
                                                                                                                 1,732,187

HOTELS RESTAURANTS & LEISURE - 0.4%
Darden Restaurants, Inc.                                                          11,115                           313,221

HOUSEHOLD PRODUCTS - 3.8%
Clorox Co.                                                                        25,688                         1,427,225 (h)
Colgate-Palmolive Co.                                                              3,211                           220,082
Kimberly-Clark Corp.                                                              20,995                         1,107,276
Procter & Gamble Co.                                                               6,669                           412,278
                                                                                                                 3,166,861

INDUSTRIAL CONGLOMERATES - 0.7%
Textron, Inc.                                                                     44,461                           616,674

INSURANCE - 6.4%
ACE Ltd.                                                                          29,641                         1,568,602
AON Corp.                                                                         20,748                           947,769
Chubb Corp.                                                                       19,760                         1,007,760
Marsh & McLennan Companies, Inc.                                                  11,362                           275,756
MetLife, Inc.                                                                     25,935                           904,094
Prudential Financial, Inc.                                                         3,211                            97,165
Travelers Companies, Inc.                                                         12,350                           558,220
                                                                                                                 5,359,366

IT SERVICES - 1.5%
Affiliated Computer Services, Inc. (Class A)                                      16,796                           771,776 (a)
Western Union Co.                                                                 35,816                           513,601
                                                                                                                 1,285,377

LIFE SCIENCES TOOLS & SERVICES - 0.3%
Thermo Fisher Scientific, Inc.                                                     6,669                           227,213 (a)

MACHINERY - 2.3%
Deere & Co.                                                                       22,477                           861,319
Eaton Corp.                                                                       11,856                           589,362 (h)
ITT Corp.                                                                          9,880                           454,381
                                                                                                                 1,905,062

MEDIA - 6.6%
Comcast Corp. (Class A)                                                           90,898                         1,468,003
Omnicom Group, Inc.                                                               60,763                         1,635,740
The Walt Disney Co.                                                               20,501                           465,168
Time Warner, Inc.                                                                153,143                         1,540,619 (h)
Viacom, Inc. (Class B)                                                            22,230                           423,704 (a)
                                                                                                                 5,533,234

METALS & MINING - 3.2%
Allegheny Technologies Inc.                                                       19,760                           504,473
Barrick Gold Corp.                                                                47,672                         1,752,899 (h)
Freeport-McMoRan Copper & Gold, Inc.                                              15,808                           386,347
                                                                                                                 2,643,719

MULTI-UTILITIES - 1.7%
Dominion Resources, Inc.                                                          39,516                         1,416,253

OIL, GAS & CONSUMABLE FUELS - 8.5%
Apache Corp.                                                                       3,458                           257,725
Chevron Corp.                                                                      3,705                           274,059
ConocoPhillips                                                                     4,199                           217,508
Devon Energy Corp.                                                                10,621                           697,906
Exxon Mobil Corp.                                                                 43,720                         3,490,168 (h)
Hess Corp.                                                                         5,928                           317,978
Marathon Oil Corp.                                                                44,955                         1,229,969
Occidental Petroleum Corp.                                                         4,940                           296,351
Valero Energy Corp.                                                               14,326                           310,015
                                                                                                                 7,091,679

PERSONAL PRODUCTS - 0.7%
The Estee Lauder Cos. Inc. (Class A)                                              19,760                           611,770

PHARMACEUTICALS - 9.4%
Abbott Laboratories                                                               12,874                           687,085
Bristol-Myers Squibb Co.                                                          94,356                         2,193,777
Johnson & Johnson                                                                  5,434                           325,116 (h)
Merck & Company, Inc.                                                             19,266                           585,686
Pfizer, Inc.                                                                     138,322                         2,449,683
Wyeth                                                                             43,720                         1,639,937
                                                                                                                 7,881,284

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
Analog Devices, Inc.                                                              16,549                           314,762 (h)
Intel Corp.                                                                      114,363                         1,676,562
Kla-Tencor Corp.                                                                  14,079                           306,781
Lam Research Corp.                                                                24,700                           525,616 (a)
MEMC Electronic Materials, Inc.                                                   13,338                           190,467 (a)
Microchip Technology Inc.                                                         13,585                           265,315
National Semiconductor Corp.                                                      23,465                           236,293
Taiwan Semiconductor Manufacturing Company Ltd. ADR                               74,101                           585,398
Texas Instruments Inc.                                                            52,612                           816,538
                                                                                                                 4,917,732

SOFTWARE - 3.9%
Microsoft Corp.                                                                  127,701                         2,482,507 (h)
Oracle Corp.                                                                      44,461                           788,293 (a,h)
                                                                                                                 3,270,800

SPECIALTY RETAIL - 1.4%
Bed Bath & Beyond, Inc.                                                           34,581                           879,049 (a)
Lowe's Companies, Inc.                                                            12,350                           265,772
                                                                                                                 1,144,821

TOBACCO - 0.6%
Altria Group, Inc.                                                                32,111                           483,592

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Vodafone Group PLC ADR                                                            22,230                           454,381

TOTAL COMMON STOCK                                                                                              80,031,696
  (COST $97,622,782)

---------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.2%
---------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                 29,316                           369,968 (m)
Industrial Select Sector SPDR Fund                                                61,448                         1,442,799 (m,h)

TOTAL EXCHANGE TRADED FUNDS                                                                                      1,812,767
  (COST $2,454,316)

---------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
---------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                 20,637 (k)
  (COST $37,522)

TOTAL INVESTMENTS IN SECURITIES                                                                                 81,865,100
  (COST $100,114,620)

---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.9%
---------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  1.02%                                                                                                          1,602,862 (d,n)
  (COST $1,602,862)

TOTAL INVESTMENTS                                                                                               83,467,962
  (COST $101,717,482)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.2)%                                                                174,838

                                                                                                              ------------
NET ASSETS - 100.0%                                                                                           $ 83,642,800
                                                                                                              ============


---------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------------

The GE Institutional Core Value Equity had the following long futures contracts open at December 31, 2008 (unaudited):

                                                                                              CURRENT
                                                          EXPIRATION       NUMBER OF         NOTIONAL          UNREALIZED
                       DESCRIPTION                           DATE          CONTRACTS           VALUE          APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                       March 2009         4            $ 900,100         $     35,600


                        GE INSTITUTIONAL SMALL-CAP EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                           NUMBER OF
                                                                             SHARES                      VALUE
COMMON STOCK - 93.6%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.7%
DynCorp International, Inc. (Class A)                                         31,400                       476,338 (a)
Esterline Technologies Corp.                                                  23,434                       887,914 (a)
Stanley Inc.                                                                  37,204                     1,347,529 (a)
Teledyne Technologies Inc.                                                   115,995                     5,167,577 (a)
                                                                                                         7,879,358

AIR FREIGHT & LOGISTICS - 0.5%
Forward Air Corp.                                                             47,073                     1,142,462
UTI Worldwide, Inc.                                                           88,000                     1,261,920
                                                                                                         2,404,382

AUTO COMPONENTS - 0.2%
Exide Technologies                                                            91,665                       484,908 (a)
Wonder Auto Technology, Inc.                                                 135,307                       530,403 (a)
                                                                                                         1,015,311

BEVERAGES - 0.4%
Central European Distribution Corp.                                           86,577                     1,705,567 (a)

BIOTECHNOLOGY - 1.4%
Alexion Pharmaceuticals, Inc.                                                 10,000                       361,900 (a)
Alkermes, Inc.                                                                85,983                       915,719 (a)
Cubist Pharmaceuticals, Inc.                                                  98,097                     2,370,024 (a)
Facet Biotech Corp.                                                           15,415                       147,826 (a)
Martek Biosciences Corp.                                                      24,870                       753,810
OSI Pharmaceuticals, Inc.                                                     30,566                     1,193,602 (a)
PDL BioPharma, Inc.                                                           77,073                       476,311
                                                                                                         6,219,192

BUILDING PRODUCTS - 0.3%
Insteel Industries, Inc.                                                      61,417                       693,398
NCI Building Systems, Inc.                                                    35,300                       575,390 (a)
                                                                                                         1,268,788

CAPITAL MARKETS - 1.9%
Affiliated Managers Group, Inc.                                               45,450                     1,905,264 (a)
GFI Group, Inc.                                                              256,422                       907,734
Raymond James Financial, Inc.                                                211,499                     3,622,978
Waddell & Reed Financial, Inc. (Class A)                                     146,500                     2,264,890
                                                                                                         8,700,866

CHEMICALS - 2.4%
Arch Chemicals, Inc.                                                          93,587                     2,439,813
Koppers Holdings, Inc.                                                        80,530                     1,741,059
NewMarket Corp.                                                               22,275                       777,620
Sensient Technologies Corp.                                                  214,351                     5,118,702
Terra Industries, Inc.                                                        47,149                       785,974
                                                                                                        10,863,168

COMMERCIAL BANKS - 3.1%
Cullen/Frost Bankers, Inc.                                                   100,495                     5,093,087
Fulton Financial Corp.                                                       142,600                     1,371,812
Independent Bank Corp.                                                        17,700                       463,032
Sandy Spring Bancorp, Inc.                                                    49,173                     1,073,447
Sterling Bancorp                                                              71,188                       998,768
SVB Financial Group                                                           62,300                     1,634,129 (a)
Westamerica Bancorporation                                                    52,500                     2,685,375
Wilmington Trust Corp.                                                        29,000                       644,960
                                                                                                        13,964,610

COMMERCIAL SERVICES & SUPPLIES - 3.3%
ABM Industries Inc.                                                          220,500                     4,200,525
ATC Technology Corp.                                                           8,000                       117,040 (a)
Comfort Systems USA, Inc.                                                     81,050                       863,993
Healthcare Services Group                                                    108,828                     1,733,630
Herman Miller, Inc.                                                           71,535                       932,101
Mcgrath Rentcorp.                                                             12,763                       272,618
Ritchie Bros Auctioneers Inc.                                                 70,000                     1,499,400
Schawk, Inc. (Class A)                                                       117,000                     1,340,820
Waste Connections, Inc.                                                      134,500                     4,246,165 (a)
                                                                                                        15,206,292

COMMUNICATIONS EQUIPMENT - 1.2%
BigBand Networks, Inc.                                                        97,458                       537,968 (a)
Cogo Group, Inc.                                                              78,426                       381,150 (a)
CommScope, Inc.                                                              101,491                     1,577,170 (a)
Comtech Telecommunications Corp.                                               6,381                       292,377 (a)
Digi International, Inc.                                                      43,700                       354,407 (a)
Oplink Communications, Inc.                                                   33,300                       286,380 (a)
PC-Tel Inc.                                                                  100,768                       662,046
Starent Networks Corp.                                                        48,599                       579,786 (a)
Viasat Inc.                                                                   36,958                       889,949 (a)
                                                                                                         5,561,233

COMPUTERS & PERIPHERALS - 0.0%*
Super Micro Computer, Inc.                                                    37,534                       237,590 (a)

CONSTRUCTION & ENGINEERING - 1.8%
Aecom Technology Corp.                                                        22,200                       682,206 (a)
Chicago Bridge & Iron Co N.V.                                                106,350                     1,068,817
EMCOR Group, Inc.                                                             11,200                       251,216 (a)
Michael Baker Corp.                                                           17,378                       641,422 (a)
Quanta Services, Inc.                                                        152,787                     3,025,183 (a)
URS Corp.                                                                     65,295                     2,662,077 (a)
                                                                                                         8,330,921

CONSUMER FINANCE - 0.3%
Cash America International, Inc.                                              14,700                       402,045
Ezcorp Inc. (Class A)                                                         36,200                       550,602 (a)
First Cash Financial Services, Inc.                                           25,100                       478,406 (a)
                                                                                                         1,431,053

CONTAINERS & PACKAGING - 1.4%
Aptargroup, Inc.                                                             103,000                     3,629,720
Greif, Inc. (Class A)                                                         17,700                       591,711
Packaging Corporation of America                                             179,408                     2,414,832
                                                                                                         6,636,263

DISTRIBUTORS - 0.8%
LKQ Corp.                                                                    318,800                     3,717,208 (a)

DIVERSIFIED CONSUMER SERVICES - 1.2%
K12, Inc.                                                                     52,000                       991,640 (a)
Matthews International Corp. (Class A)                                        59,000                     2,164,120
Pre-Paid Legal Services, Inc.                                                  7,000                       261,030 (a)
Stewart Enterprises, Inc. (Class A)                                          530,000                     1,595,300
Universal Technical Institute, Inc.                                           18,611                       319,551 (a)
                                                                                                         5,331,641

DIVERSIFIED FINANCIAL SERVICES - 0.3%
MSCI Inc. (Class A)                                                           87,500                     1,554,000 (a)

ELECTRIC UTILITIES - 0.9%
Idacorp, Inc.                                                                140,526                     4,138,491

ELECTRICAL EQUIPMENT - 1.1%
Baldor Electric Co.                                                           73,200                     1,306,620
Brady Corp. (Class A)                                                         44,000                     1,053,800
GrafTech International Ltd.                                                   57,800                       480,896 (a)
Woodward Governor Co.                                                         93,253                     2,146,684
                                                                                                         4,988,000

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
Anixter International, Inc.                                                   15,963                       480,806 (a)
Benchmark Electronics, Inc.                                                   62,766                       801,522 (a)
CPI International, Inc.                                                       15,687                       135,849 (a)
FARO Technologies, Inc.                                                       82,000                     1,382,520 (a)
Mettler Toledo International, Inc.                                            36,900                     2,487,060 (a)
National Instruments Corp.                                                   111,500                     2,716,140
Newport Corp.                                                                250,644                     1,699,366 (a)
Plexus Corp.                                                                  45,061                       763,784 (a)
Trimble Navigation Ltd.                                                       79,000                     1,707,190 (a)
                                                                                                        12,174,237

ENERGY EQUIPMENT & SERVICES - 2.9%
Atwood Oceanics, Inc.                                                         25,234                       385,576 (a)
Cal Dive International, Inc.                                                 117,000                       761,670 (a)
Dril-Quip, Inc.                                                              101,565                     2,083,098 (a)
Gulf Island Fabrication, Inc.                                                 15,400                       221,914
Gulfmark Offshore, Inc.                                                       14,700                       349,713 (a)
Helix Energy Solutions Group, Inc.                                            40,600                       293,944 (a)
HIS, Inc. (Class A)                                                           11,500                       430,330 (a)
Lufkin Industries, Inc.                                                       10,233                       353,038
NATCO Group, Inc. (Class A)                                                   51,874                       787,447 (a)
Oceaneering International, Inc.                                               53,000                     1,544,420 (a)
Oil States International, Inc.                                               170,700                     3,190,383 (a)
PHI, Inc.                                                                     26,857                       376,267 (a)
Pioneer Drilling Co.                                                         154,700                       861,679 (a)
RPC, Inc.                                                                     41,817                       408,134
Superior Energy Services, Inc.                                                73,000                     1,162,890 (a)
T-3 Energy Services, Inc.                                                     23,836                       225,012 (a)
                                                                                                        13,435,515

FOOD & STAPLES RETAILING - 0.2%
Spartan Stores, Inc.                                                          45,100                     1,048,575

FOOD PRODUCTS - 4.4%
American Dairy Inc.                                                           25,052                       376,782 (a)
Darling International, Inc.                                                  369,850                     2,030,476 (a)
Del Monte Foods Co.                                                          321,500                     2,295,510
Hain Celestial Group, Inc.                                                   128,500                     2,453,065 (a)
Lancaster Colony Corp.                                                       100,000                     3,430,000
Lance, Inc.                                                                   88,500                     2,030,190
Ralcorp Holdings, Inc.                                                        56,900                     3,322,960 (a)
Smithfield Foods, Inc.                                                       284,023                     3,996,204 (a)
                                                                                                        19,935,187

HEALTHCARE EQUIPMENT & SUPPLIES - 6.1%
American Medical Systems Holdings, Inc.                                      235,000                     2,112,650 (a)
Analogic Corp.                                                                 5,197                       141,774
Angiodynamics, Inc.                                                           71,700                       981,573 (a)
Arthrocare Corp.                                                              19,200                        91,584 (a)
Conmed Corp.                                                                  36,957                       884,751 (a)
ev3, Inc.                                                                    147,000                       896,700 (a)
Gen-Probe Inc.                                                                29,500                     1,263,780 (a)
Greatbatch, Inc.                                                              43,500                     1,151,010 (a)
Haemonetics Corp.                                                             14,113                       797,385 (a)
Immucor, Inc.                                                                 97,900                     2,602,182 (a)
Integra LifeSciences Holdings Corp.                                           67,500                     2,400,975 (a)
Masimo Corp.                                                                  36,131                     1,077,788 (a)
Medical Action Industries, Inc.                                              221,704                     2,217,040 (a)
Meridian Bioscience Inc.                                                      29,000                       738,630
NuVasive, Inc.                                                                29,500                     1,022,175 (a)
SonoSite, Inc.                                                                46,500                       887,220 (a)
STERIS Corp.                                                                  21,062                       503,171
SurModics, Inc.                                                               29,500                       745,465 (a)
Teleflex Inc.                                                                 44,000                     2,204,400
Thoratec Corp.                                                                40,688                     1,321,953 (a)
West Pharmaceutical Services, Inc.                                            98,400                     3,716,568
Zoll Medical Corp.                                                             8,200                       154,898 (a)
                                                                                                        27,913,672

HEALTHCARE PROVIDERS & SERVICES - 4.4%
Amedisys, Inc.                                                                23,759                       982,197 (a)
AMN Healthcare Services, Inc.                                                140,526                     1,188,850 (a)
athenahealth, Inc.                                                            29,000                     1,090,980 (a)
Bio-Reference Laboratories, Inc.                                              36,600                       960,018 (a)
Chemed Corp.                                                                  19,430                       772,731
Corvel Corp.                                                                   5,305                       116,604 (a)
Healthways, Inc.                                                             183,474                     2,106,282 (a)
HMS Holdings Corp.                                                            72,520                     2,285,830 (a)
inVentiv Health, Inc.                                                         94,800                     1,093,992 (a)
Mednax, Inc.                                                                  84,700                     2,684,990
Molina Healthcare, Inc.                                                      146,446                     2,578,914 (a)
National Healthcare Corp.                                                      7,071                       358,075
Owens & Minor, Inc.                                                           55,300                     2,082,045
Sun Healthcare Group Inc.                                                     55,482                       491,016 (a)
VCA Antech, Inc.                                                              59,000                     1,172,920 (a)
                                                                                                        19,965,444

HEALTHCARE TECHNOLOGY - 1.3%
Allscripts-Misys Healthcare Solutions, Inc.                                   40,800                       404,736
Computer Programs & Systems, Inc.                                            146,900                     3,936,920
Eclipsys Corp.                                                                14,556                       206,550 (a)
MedAssets, Inc.                                                               75,500                     1,102,300 (a)
Phase Forward Inc.                                                            43,210                       540,989 (a)
                                                                                                         6,191,495

HOTELS RESTAURANTS & LEISURE - 0.9%
Cracker Barrel Old Country Store, Inc.                                        80,919                     1,666,122
Denny's Corp.                                                                361,251                       718,889 (a)
Shuffle Master, Inc.                                                         101,300                       502,448 (a)
Wendy's/Arby's Group Inc.                                                    254,153                     1,255,516
                                                                                                         4,142,975

HOUSEHOLD DURABLES - 0.2%
Jarden Corp.                                                                  86,885                       999,177 (a)

HOUSEHOLD PRODUCTS - 0.4%
WD-40 Co.                                                                     82,000                     2,319,780

INSURANCE - 4.1%
Alleghany Corp.                                                                1,400                       394,800 (a)
Amtrust Financial Services, Inc.                                              19,500                       226,200
Argo Group International Holdings Ltd.                                        61,100                     2,072,512 (a)
Arthur J Gallagher & Co.                                                      49,500                     1,282,545
Employers Holdings, Inc.                                                      36,300                       598,950
First Mercury Financial Corp.                                                163,200                     2,327,232 (a)
HCC Insurance Holdings, Inc.                                                 250,435                     6,699,136
National Interstate Corp.                                                     58,500                     1,045,395
Navigators Group, Inc.                                                        73,600                     4,041,376 (a)
                                                                                                        18,688,146

INTERNET & CATALOG RETAIL - 0.1%
priceline.com Inc.                                                             8,600                       633,390 (a)

INTERNET SOFTWARE & SERVICES - 1.8%
AsiaInfo Holdings, Inc.                                                       31,300                       370,592 (a)
comScore, Inc.                                                                87,500                     1,115,625 (a)
Constant Contact, Inc.                                                        73,000                       967,250 (a)
Internet Capital Group Inc.                                                   91,100                       496,495 (a)
Interwoven, Inc.                                                              87,000                     1,096,200 (a)
j2 Global Communications, Inc.                                                37,922                       759,957 (a)
NIC, Inc.                                                                    117,500                       540,500
Omniture, Inc.                                                                88,000                       936,320 (a)
S1 Corp.                                                                      41,800                       329,802 (a)
Vignette Corp.                                                                62,688                       589,894 (a)
Vocus, Inc.                                                                   47,800                       870,438 (a)
                                                                                                         8,073,073

IT SERVICES - 1.8%
CSG Systems International, Inc.                                               17,366                       303,384 (a)
Euronet Worldwide, Inc.                                                      162,000                     1,880,820 (a)
Global Cash Access Holdings, Inc.                                            293,040                       650,549 (a)
Hackett Group, Inc.                                                          168,038                       490,671 (a)
iGate Corp.                                                                  159,958                     1,041,327 (a)
Mastech Holdings, Inc.                                                         1,340                         3,189 (a)
Metavante Technologies, Inc.                                                   5,000                        80,550 (a)
NeuStar, Inc. (Class A)                                                       88,000                     1,683,440 (a)
Sapient Corp.                                                                 44,078                       195,706 (a)
SRA International, Inc. (Class A)                                             22,792                       393,162 (a)
VeriFone Holdings, Inc.                                                       41,400                       202,860 (a)
Virtusa Corp.                                                                 36,328                       204,890 (a)
Wright Express Corp.                                                          88,000                     1,108,800 (a)
                                                                                                         8,239,348

LEISURE EQUIPMENT & PRODUCTS - 0.5%
Polaris Industries, Inc.                                                      74,520                     2,134,998

LIFE SCIENCES TOOLS & SERVICES - 3.0%
Bio-Rad Laboratories, Inc. (Class A)                                          51,200                     3,855,872 (a)
Bruker Corp.                                                                 261,018                     1,054,513 (a)
Dionex Corp.                                                                  35,000                     1,569,750 (a)
Luminex Corp.                                                                 73,000                     1,559,280 (a)
Techne Corp.                                                                  23,500                     1,516,220
Varian, Inc.                                                                 122,881                     4,117,742 (a)
                                                                                                        13,673,377

MACHINERY - 6.3%
Actuant Corp (Class A)                                                        58,500                     1,112,670
AGCO Corp.                                                                    96,450                     2,275,256 (a)
American Railcar Industries, Inc.                                              9,347                        98,424
Bucyrus International, Inc. (Class A)                                         17,189                       318,340
Cascade Corp.                                                                 83,060                     2,480,172
Chart Industries, Inc.                                                        28,285                       300,670 (a)
CIRCOR International, Inc.                                                    18,781                       516,477
Clarcor, Inc.                                                                 44,000                     1,459,920
Harsco Corp.                                                                  91,500                     2,532,720
IDEX Corp.                                                                   122,500                     2,958,375
Kaydon Corp.                                                                  73,000                     2,507,550
Kennametal Inc.                                                               87,500                     1,941,625
Lincoln Electric Holdings, Inc.                                               10,500                       534,765
Mueller Industries, Inc.                                                     104,000                     2,608,320
Nordson Corp.                                                                 53,450                     1,725,901
Oshkosh Corp.                                                                 53,800                       478,282
RBC Bearings Inc.                                                             90,000                     1,825,200 (a)
Robbins & Myers, Inc.                                                         22,000                       355,740
The Manitowoc Company, Inc.                                                   21,149                       183,150
Trinity Industries Inc                                                       149,400                     2,354,544
                                                                                                        28,568,101

MARINE - 0.1%
TBS International Ltd.                                                        25,245                       253,207 (a)

MEDIA - 2.8%
Arbitron, Inc.                                                               151,848                     2,016,541
Interactive Data Corp.                                                       321,177                     7,920,225
John Wiley & Sons, Inc. (Class A)                                             66,200                     2,355,396
Morningstar, Inc.                                                             20,500                       727,750 (a)
                                                                                                        13,019,912

METALS & MINING - 1.4%
Commercial Metals Co.                                                        159,490                     1,893,146
Compass Minerals International, Inc.                                          70,960                     4,162,514
Olympic Steel, Inc.                                                           21,500                       437,955
                                                                                                         6,493,615

MULTI-UTILITIES - 0.5%
OGE Energy Corp.                                                              81,250                     2,094,625

OFFICE ELECTRONICS - 0.3%
Zebra Technologies Corp. (Class A)                                            60,199                     1,219,632 (a)

OIL, GAS & CONSUMABLE FUELS - 3.5%
Clayton Williams Energy, Inc.                                                  6,930                       314,899 (a)
Comstock Resources, Inc.                                                      35,000                     1,653,750 (a)
Concho Resources, Inc.                                                        18,900                       431,298 (a)
CVR Energy, Inc.                                                              56,680                       226,720 (a)
Encore Acquisition Co.                                                        52,500                     1,339,800 (a)
Goodrich Petroleum Corp.                                                      35,000                     1,048,250 (a)
James River Coal Co.                                                         158,000                     2,422,140 (a)
Petroleum Development Corp.                                                    4,444                       106,967 (a)
Petroquest Energy, Inc.                                                      242,400                     1,638,624 (a)
Plains Exploration & Production Co.                                           58,500                     1,359,540 (a)
Ship Finance International Ltd.                                               34,100                       376,805
St. Mary Land & Exploration Co.                                               84,368                     1,713,514
USEC, Inc.                                                                   401,682                     1,803,552 (a)
Whiting Petroleum Corp.                                                       44,000                     1,472,240 (a)
                                                                                                        15,908,099

PERSONAL PRODUCTS - 1.1%
Alberto-Culver Co.                                                            23,500                       575,985
American Oriental Bioengineering, Inc.                                       122,067                       828,835 (a)
Bare Escentuals, Inc.                                                        176,500                       923,095 (a)
Chattem, Inc.                                                                 35,200                     2,517,856 (a)
                                                                                                         4,845,771

PHARMACEUTICALS - 0.3%
KV Pharmaceutical Co. (Class A)                                               13,300                        38,304 (a)
Obagi Medical Products, Inc.                                                  60,503                       451,352 (a)
The Medicines Co.                                                             50,673                       746,413 (a)
                                                                                                         1,236,069

PROFESSIONAL SERVICES - 1.2%
Administaff, Inc.                                                             88,000                     1,907,840
CoStar Group, Inc.                                                            49,500                     1,630,530 (a)
First Advantage Corp. (Class A)                                               67,200                       950,880 (a)
Hudson Highland Group, Inc.                                                   47,272                       158,361 (a)
Kforce, Inc.                                                                  76,350                       586,368 (a)
LECG Corp.                                                                    31,500                       211,365 (a)
Spherion Corp.                                                               123,159                       272,181 (a)
                                                                                                         5,717,525

REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
BioMed Realty Trust, Inc. (REIT)                                             244,903                     2,870,263
Digital Realty Trust, Inc. (REIT)                                             88,238                     2,898,618
Federal Realty Investment Trust (REIT)                                        38,615                     2,397,219
Healthcare Realty Trust Inc. (REIT)                                          161,000                     3,780,280
Omega Healthcare Investors, Inc. (REIT)                                      331,705                     5,297,329
                                                                                                        17,243,709

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
FirstService Corp.                                                            88,000                     1,151,040 (a)

ROAD & RAIL - 2.1%
Genesee & Wyoming, Inc. (Class A)                                            160,587                     4,897,904 (a)
Landstar System, Inc.                                                         43,500                     1,671,705
Old Dominion Freight Line, Inc.                                              109,163                     3,106,779 (a)
                                                                                                         9,676,388

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
Ceva, Inc.                                                                    37,270                       260,890 (a)
Hittite Microwave Corp.                                                       61,600                     1,814,736 (a)
IXYS Corp.                                                                    95,824                       791,506
Microsemi Corp.                                                               37,000                       467,680 (a)
MIPS Technologies Inc.                                                       233,500                       259,185 (a)
Omnivision Technologies, Inc.                                                 51,084                       268,191 (a)
Rudolph Technologies, Inc.                                                   184,889                       652,658 (a)
Semtech Corp.                                                                169,645                     1,911,899 (a)
Silicon Image, Inc.                                                           73,247                       307,637 (a)
Varian Semiconductor Equipment Associates, Inc.                               21,608                       391,537 (a)
                                                                                                         7,125,919

SOFTWARE - 4.7%
ACI Worldwide, Inc.                                                           32,900                       523,110 (a)
Blackbaud, Inc.                                                              294,930                     3,981,555
Blackboard, Inc.                                                              79,500                     2,085,285 (a)
Concur Technologies, Inc.                                                     52,500                     1,723,050 (a)
Factset Research Systems, Inc.                                                59,000                     2,610,160
Jack Henry & Associates, Inc.                                                 59,200                     1,149,072
Micros Systems Inc.                                                          165,194                     2,695,966 (a)
NetSuite, Inc.                                                               102,500                       865,100 (a)
Opnet Technologies, Inc.                                                      36,981                       364,633 (a)
Parametric Technology Corp.                                                  236,155                     2,987,361 (a)
Pegasystems, Inc.                                                             35,600                       440,016
Solera Holdings, Inc.                                                         52,600                     1,267,660 (a)
Taleo Corp. (Class A)                                                         58,500                       458,055 (a)
Vasco Data Security International, Inc.                                       19,149                       197,809 (a)
                                                                                                        21,348,832

SPECIALTY RETAIL - 3.0%
Aaron Rents, Inc.                                                            163,129                     4,342,494
Aeropostale, Inc.                                                            145,346                     2,340,071 (a)
American Eagle Outfitters, Inc.                                              125,961                     1,178,995
Systemax, Inc.                                                                30,761                       331,296
The Buckle, Inc.                                                             121,618                     2,653,705
The Wet Seal, Inc. (Class A)                                                 165,473                       491,455 (a)
Tractor Supply Co.                                                            67,277                     2,431,391 (a)
                                                                                                        13,769,407

TEXTILES APPAREL & LUXURY GOODS - 0.9%
Columbia Sportswear Co.                                                       53,028                     1,875,600
Deckers Outdoor Corp.                                                          6,559                       523,867 (a)
Fossil, Inc.                                                                  22,000                       367,400 (a)
Skechers U.S.A. Inc. (Class A)                                                40,900                       524,338 (a)
True Religion Apparel, Inc.                                                   15,000                       186,600 (a)
Wolverine World Wide, Inc.                                                    21,000                       441,840
                                                                                                         3,919,645

THRIFTS & MORTGAGE FINANCE - 0.3%
Washington Federal, Inc.                                                     100,932                     1,509,943

TRADING COMPANIES & DISTRIBUTORS - 0.4%
Applied Industrial Technologies, Inc.                                         46,871                       886,799
Kaman Corp.                                                                   21,500                       389,795
TAL International Group, Inc.                                                 32,400                       456,840
                                                                                                         1,733,434

TOTAL COMMON STOCK                                                                                     427,557,196
  (COST $610,438,670)

-------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.1%
-------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                         77,141 (k)
  (COST $140,257)

TOTAL INVESTMENTS IN SECURITIES                                                                        427,634,337
  (COST $610,578,927)

-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.0%
-------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  1.02%                                                                                                 32,057,510 (d,n)
  (COST $32,057,510)

TOTAL INVESTMENTS                                                                                      459,691,847
  (COST $642,636,437)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.7)%                                                     (3,128,748)

                                                                                                      ------------
NET ASSETS  - 100.0%                                                                                  $456,563,099
                                                                                                      ============


-------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------

The GE Institutional Small-Cap Equity had the following written option open at December 31, 2008 (unaudited):

                    DESCRIPTION                        EXPIRATION         STRIKE          NO.OF
                                                          DATE           PRICE          CONTRACTS        VALUE
-------------------------------------------------------------------------------------------------------------------
Call Cullen Frost                                      January 2009         3.3         $ (1,000)     $     (5,000)


          GE INSTITUTIONAL INTERNATIONAL EQUITY

        SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                               NUMBER OF
                                                                                SHARES                           VALUE
COMMON STOCK - 95.1%
-------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 2.1%
Brambles Ltd.                                                                 5,197,534                        $ 26,888,001
Paladin Energy Ltd.                                                           4,411,217                           7,627,239 (a)
                                                                                                                 34,515,240

BRAZIL - 1.1%
Cia Vale do Rio Doce ADR                                                      1,101,616                          11,732,210
Petroleo Brasileiro S.A. ADR                                                    281,062                           5,736,475
                                                                                                                 17,468,685

CANADA - 0.7%
Cameco Corp.                                                                    159,616                           2,721,682
Potash Corporation of Saskatchewan                                              120,934                           8,771,526
                                                                                                                 11,493,208

DENMARK - 0.5%
Group 4 Securicor PLC                                                         2,631,958                           7,471,219

FINLAND - 1.6%
Nokia Oyj                                                                     1,658,871                          25,595,627

FRANCE - 17.3%
Alstom S.A.                                                                      87,510                           5,106,582
AXA S.A.                                                                        547,123                          12,050,564
BNP Paribas                                                                     687,268                          28,898,924 (h)
Cie Generale d'Optique Essilor International S.A.                               536,362                          25,028,770
Credit Agricole S.A.                                                          1,486,640                          16,532,022
France Telecom S.A.                                                             440,340                          12,217,401
GDF Suez                                                                        472,432                          23,198,059
Groupe Danone                                                                   743,622                          44,633,921
Total S.A.                                                                      611,760                          33,088,149
Unibail-Rodamco (REIT)                                                           56,349                           8,341,919
Veolia Environnement                                                          1,125,632                          34,735,982
Vinci S.A.                                                                      311,140                          12,974,997
Vivendi                                                                         737,312                          23,844,297
                                                                                                                280,651,587

GERMANY - 8.5%
Adidas AG                                                                       391,329                          14,763,252
Bayer AG                                                                        498,593                          28,797,009
E.ON AG                                                                         718,435                          28,401,890 (h)
Linde AG                                                                        221,993                          18,468,584
Metro AG                                                                        425,835                          16,911,486
RWE AG                                                                           63,591                           5,630,737
Siemens AG (Regd.)                                                              344,285                          25,211,230
                                                                                                                138,184,188


GREECE - 0.2%
Hellenic Telecommunications Organization S.A.                                   212,658                           3,517,700

HONG KONG - 0.3%
Sun Hung Kai Properties Ltd.                                                    636,035                           5,301,523

INDIA - 0.8%
ICICI Bank Ltd.                                                                 461,659                           4,241,350
Larsen & Toubro Ltd.                                                            531,849                           8,428,038
                                                                                                                 12,669,388

ITALY - 2.0%
Intesa Sanpaolo S.p.A.                                                        4,858,622                          17,137,574
Saipem S.p.A.                                                                   614,652                          10,098,967
UniCredit S.p.A                                                               2,295,247                           5,567,433
                                                                                                                 32,803,974

JAPAN - 21.0%
Bank of Yokohama Ltd.                                                         2,329,768                          13,390,062
East Japan Railway Co.                                                            5,275                          40,093,491
Mitsubishi Estate Company Ltd.                                                1,708,857                          27,277,618
Mitsubishi Heavy Industries Ltd.                                              3,735,000                          16,274,959
Mitsubishi UFJ Financial Group, Inc.                                          6,774,393                          41,027,488
Nidec Corp.                                                                      77,222                           2,930,432
Nintendo Company Ltd.                                                            72,993                          27,176,103
Nomura Holdings, Inc.                                                         4,368,769                          35,133,289
Shiseido Company Ltd.                                                         1,977,216                          39,806,059
Sony Financial Holdings Inc.                                                     10,096                          37,644,214
Sumitomo Metal Industries Ltd.                                                5,917,188                          14,164,697
Sumitomo Mitsui Financial Group Inc.                                              1,238                           5,135,003
Sumitomo Realty & Development Company Ltd.                                      214,000                           3,101,997
Toray Industries Inc.                                                         3,447,425                          17,189,587
Toyota Motor Corp.                                                              590,881                          18,935,569
                                                                                                                339,280,568

MEXICO - 0.6%
America Movil SAB de C.V. ADR (Series L)                                        306,956                           9,512,566

NETHERLANDS - 1.4%
Koninklijke Philips Electronics N.V.                                          1,164,669                          22,390,040

NORWAY - 0.3%
Orkla ASA                                                                       364,472                           2,365,755
Telenor ASA                                                                     273,950                           1,811,440
                                                                                                                  4,177,195

RUSSIA - 0.0%*
Gazprom OAO ADR                                                                  26,199                             373,336

SINGAPORE - 1.0%
CapitaLand Ltd.                                                               3,152,000                           6,803,901
Singapore Telecommunications Ltd.                                             5,129,631                           9,078,993
                                                                                                                 15,882,894

SOUTH AFRICA - 1.3%
Anglo Platinum Ltd.                                                              27,038                           1,513,777
MTN Group Ltd.                                                                1,661,769                          19,502,643
                                                                                                                 21,016,420

SOUTH KOREA - 1.0%
KB Financial Group Inc.                                                         247,425                           6,620,001 (a)
Samsung Electronics Company Ltd.                                                 27,690                           9,914,803
                                                                                                                 16,534,804

SPAIN - 2.7%
ACS Actividades de Construccion y Servicios S.A.                                 95,826                           4,349,073
Banco Santander S.A. (Regd.)                                                  4,122,666                          38,682,283
                                                                                                                 43,031,356

SWEDEN - 0.2%
Hennes & Mauritz AB (Series B)                                                   39,722                           1,534,541
Sandvik AB                                                                      189,704                           1,175,462
                                                                                                                  2,710,003

SWITZERLAND - 12.7%
ABB Ltd. (Regd.)                                                              1,208,406                          17,688,698
Credit Suisse Group AG (Regd.)                                                  264,337                           7,078,127
Nestle S.A. (Regd.)                                                           1,620,498                          63,336,982
Novartis AG (Regd.)                                                             674,909                          33,417,301
Roche Holding AG                                                                454,299                          69,360,255
Swatch Group AG                                                                  15,339                           2,101,213
Syngenta AG                                                                      69,417                          13,070,106
                                                                                                                206,052,682

TAIWAN - 1.2%
Taiwan Semiconductor Manufacturing Company Ltd.                              13,862,588                          18,754,918

UNITED KINGDOM - 16.6%
BG Group PLC                                                                  1,443,262                          19,858,234
BHP Billiton PLC                                                              1,092,099                          20,317,946 (h)
BP PLC                                                                          927,730                           7,016,021
Capita Group PLC                                                                750,765                           7,966,066
Diageo PLC                                                                    2,061,034                          28,476,857
Group 4 Securicor PLC                                                         2,759,664                           8,133,802
Lloyds TSB Group PLC                                                         14,505,336                          26,277,367
National Grid PLC                                                             1,473,011                          14,485,904
Prudential PLC                                                                2,952,789                          17,681,981
Reckitt Benckiser Group PLC                                                     859,368                          31,852,652
Rio Tinto PLC (Regd.)                                                           169,824                           3,638,052
Royal Bank of Scotland Group PLC                                             17,201,057                          12,217,029
Tesco PLC                                                                     5,341,151                          27,645,272 (h)
Vodafone Group PLC                                                           21,848,847                          43,664,333
                                                                                                                269,231,516


TOTAL COMMON STOCK                                                                                            1,538,620,637
 (COST $2,189,647,678)
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
----------------------------------------------------------------------------------------------------------------------------

BRAZIL
All America Latina Logistica S.A.                                               763,400                           3,273,585
 (COST $8,376,091)

----------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
----------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM
Lloyds TSB Group PLC                                                          5,837,366                                   - (a)
 (COST $0)

----------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
----------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                 215,734 (k)
  (COST $392,243)

TOTAL INVESTMENTS IN SECURITIES                                                                               1,542,109,956
  (COST $2,198,416,012)

----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.6%
----------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  1.02%                                                                                                          74,428,089 (d,p)
  (COST $74,428,089)

TOTAL INVESTMENTS                                                                                             1,616,538,045
  (COST $2,272,844,101)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                          1,036,076

                                                                                                             --------------
NET ASSETS  - 100.0%                                                                                         $1,617,574,121
                                                                                                             ==============


----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------------

The GE Institutional International Equity had the following long futures contracts open at December 31, 2008 (unaudited):

                                                                                              CURRENT          UNREALIZED
                                                          EXPIRATION       NUMBER OF         NOTIONAL         APPRECIATION/
                       DESCRIPTION                           DATE          CONTRACTS           VALUE          DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
FTSE 100 Index Futures                                      March 2009         31           $ 1,956,635      $       (1,571)
Topix Index Futures                                         March 2009         27           $ 2,567,457      $      (14,162)

The GE Institutional International Equity had the following Short futures contracts open at December 31, 2008 (unaudited):

                                                                                              CURRENT          UNREALIZED
                                                          EXPIRATION       NUMBER OF         NOTIONAL         APPRECIATION/
                       DESCRIPTION                           DATE          CONTRACTS           VALUE          DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                              March 2009        104           $(3,541,845)     $      (61,398)
                                                                                                             --------------
                                                                                                             $      (77,131)
                                                                                                             ==============

The GE Institutional International Equity was invested in the following sectors at December 31, 2008 (unaudited):

                                                                                                             PERCENTAGE (BASED
SECTOR                                                                                                       ON MARKET VALUE)
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                                                                                      13.34%
Pharmaceuticals                                                                                                        8.14%
Food Products                                                                                                          6.68%
Multi-Utilities                                                                                                        4.83%
Oil, Gas & Consumable Fuels                                                                                            4.73%
Short-term                                                                                                             4.60%
Wireless Telecommunication Services                                                                                    4.50%
Insurance                                                                                                              4.17%
Chemicals                                                                                                              3.56%
Metals & Mining                                                                                                        3.18%
Industrial Conglomerates                                                                                               3.09%
Food & Staples Retailing                                                                                               2.76%
Road & Rail                                                                                                            2.68%
Commercial Services & Supplies                                                                                         2.63%
Real Estate Management & Development                                                                                   2.63%
Capital Markets                                                                                                        2.61%
Personal Products                                                                                                      2.47%
Household Products                                                                                                     1.97%
Semiconductors & Semiconductor Equipment                                                                               1.77%
Beverages                                                                                                              1.76%
Electric Utilities                                                                                                     1.76%
Software                                                                                                               1.68%
Diversified Telecommunication Services                                                                                 1.65%
Construction & Engineering                                                                                             1.59%
Communications Equipment                                                                                               1.58%
Healthcare Equipment & Supplies                                                                                        1.55%
Media                                                                                                                  1.48%
Electrical Equipment                                                                                                   1.41%
Automobiles                                                                                                            1.17%
Machinery                                                                                                              1.08%
Textiles Apparel & Luxury Goods                                                                                        1.04%
Energy Equipment & Services                                                                                            0.62%
Real Estate Investment Trusts (Reits)                                                                                  0.52%
Professional Services                                                                                                  0.49%
Electronic Equipment, Instruments & Components                                                                         0.18%
Specialty Retail                                                                                                       0.09%
Other Investments                                                                                                      0.01%
                                                                                                             --------------
                                                                                                                     100.00%
                                                                                                             ==============

                     GE INSTITUTIONAL PREMIER GROWTH EQUITY

          SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                     NUMBER OF
                                                                      SHARES                       VALUE
COMMON STOCK - 98.1%
------------------------------------------------------------------------------------------------------------------
BEVERAGES - 3.5%
PepsiCo, Inc.                                                        123,462                   $  6,762,014

BIOTECHNOLOGY - 7.5%
Amgen, Inc.                                                          135,809                      7,842,970 (a)
Genentech, Inc.                                                       51,442                      4,265,056 (a)
Gilead Sciences, Inc.                                                 44,577                      2,279,668 (a)
                                                                                                 14,387,694

CAPITAL MARKETS - 5.7%
Goldman Sachs Group, Inc.                                             48,012                      4,051,733
State Street Corp.                                                   178,332                      7,013,798 (e)
                                                                                                 11,065,531

CHEMICALS - 3.3%
Monsanto Co.                                                          89,167                      6,272,898

COMMERCIAL SERVICES & SUPPLIES - 2.7%
Iron Mountain, Inc.                                                  209,199                      5,173,491 (a)

COMMUNICATIONS EQUIPMENT - 11.6%
Cisco Systems, Inc.                                                  432,116                      7,043,491 (a,h)
Corning Inc.                                                         266,129                      2,536,209
QUALCOMM Inc.                                                        260,641                      9,338,767
Research In Motion Ltd.                                               83,679                      3,395,694 (a)
                                                                                                 22,314,161

DIVERSIFIED FINANCIAL SERVICES - 2.3%
CME Group Inc.                                                        21,263                      4,425,043

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
Molex Inc. (Class A)                                                 279,161                      3,615,135

ENERGY EQUIPMENT & SERVICES - 4.9%
Schlumberger Ltd.                                                    123,462                      5,226,146
Transocean Ltd.                                                       89,166                      4,213,094 (a)
                                                                                                  9,439,240

HEALTHCARE EQUIPMENT & SUPPLIES - 2.5%
Medtronic, Inc.                                                      150,898                      4,741,215

HEALTHCARE PROVIDERS & SERVICES - 3.3%
Lincare Holdings, Inc.                                               153,641                      4,137,552 (a)
VCA Antech, Inc.                                                     116,603                      2,318,068 (a)
                                                                                                  6,455,620

HOTELS RESTAURANTS & LEISURE - 2.1%
Carnival Corp.                                                       168,047                      4,086,903

INSURANCE - 2.4%
Aflac Inc.                                                           102,886                      4,716,294

INTERNET SOFTWARE & SERVICES - 1.7%
eBay, Inc.                                                           236,635                      3,303,425 (a)

IT SERVICES - 9.1%
Paychex, Inc.                                                        267,500                      7,029,900
Visa, Inc. (Class A)                                                  44,583                      2,338,378
Western Union Co.                                                    576,149                      8,261,977
                                                                                                 17,630,255

MACHINERY - 3.5%
Dover Corp.                                                          202,341                      6,661,066

MEDIA - 10.2%
Comcast Corp. (Class A)                                              500,706                      8,086,402
Liberty Global, Inc. (Series C)                                      274,358                      4,164,754 (a)
Liberty Media Corp - Entertainment (Series A)                        423,887                      7,409,545 (a)
                                                                                                 19,660,701

METALS & MINING - 0.8%
Allegheny Technologies Inc.                                           59,673                      1,523,452

PHARMACEUTICALS - 2.6%
Johnson & Johnson                                                     82,310                      4,924,607

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
CB Richard Ellis Group, Inc. (Class A)                               411,535                      1,777,831 (a)

SOFTWARE - 6.8%
Intuit, Inc.                                                         338,150                      8,044,588 (a)
Microsoft Corp.                                                      264,075                      5,133,618 (h)
                                                                                                 13,178,206

SPECIALTY RETAIL - 6.2%
Bed Bath & Beyond, Inc.                                              277,789                      7,061,396 (a,h)
Lowe's Companies, Inc.                                               229,776                      4,944,780
                                                                                                 12,006,176

WIRELESS TELECOMMUNICATION SERVICES - 2.6%
American Tower Corp. (Class A)                                       168,044                      4,927,050 (a)

TOTAL COMMON STOCK                                                                              189,048,008
(COST $274,347,337)

------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                 148,012 (k)
  (COST $269,113)

TOTAL INVESTMENTS IN SECURITIES                                                                 189,196,020
  (COST $274,616,450)

------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.6%
------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  1.02%                                                                                           3,197,012 (d,n)
  (COST $3,197,012)

TOTAL INVESTMENTS                                                                               192,393,032
  (COST $277,813,462)

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                            328,169

                                                                                               ------------
NET ASSETS  - 100.0%                                                                           $192,721,201
                                                                                               ============


------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------

The GE Institutional Premier Growth Equity Fund had the following long futures contracts open at December 31, 2008 (unaudited):

                                                                               CURRENT
                                            EXPIRATION       NUMBER OF         NOTIONAL         UNREALIZED
               DESCRIPTION                     DATE          CONTRACTS          VALUE          APPRECIATION
------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                        March 2009          1           $225,025          $        350

                GE INSTITUTIONAL STRATEGIC INVESTMENT FUND

         SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                                NUMBER OF
                                                                                 SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 33.4%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.4%
Alliant Techsystems, Inc.                                                           7,034                   $    603,236 (a)
Hexcel Corp.                                                                       77,739                        574,491 (a)
Honeywell International, Inc.                                                       6,493                        213,165
Rockwell Collins, Inc.                                                              8,656                        338,363
                                                                                                               1,729,255

BEVERAGES - 0.8%
Pepsi Bottling Group, Inc.                                                         46,280                      1,041,763
PepsiCo, Inc.                                                                      45,110                      2,470,675 (h)
                                                                                                               3,512,438

BIOTECHNOLOGY - 2.7%
Amgen, Inc.                                                                        92,587                      5,346,900 (a,h)
Amylin Pharmaceuticals, Inc.                                                       24,353                        264,230 (a)
Genentech, Inc.                                                                    48,562                      4,026,275 (a)
Gilead Sciences, Inc.                                                              46,642                      2,385,272 (a)
Vertex Pharmaceuticals Inc.                                                        14,464                        439,416 (a)
                                                                                                              12,462,093

CAPITAL MARKETS - 1.8%
Affiliated Managers Group, Inc.                                                     8,755                        367,010 (a)
Ameriprise Financial, Inc.                                                         16,515                        385,790
Bank of New York Mellon Corp.                                                      22,209                        629,181
Charles Schwab Corp.                                                               13,498                        218,263
Goldman Sachs Group, Inc.                                                          35,893                      3,029,010
Greenhill & Company, Inc.                                                           4,917                        343,059
State Street Corp.                                                                 79,106                      3,111,239 (e)
                                                                                                               8,083,552

CHEMICALS - 0.7%
Intrepid Potash, Inc.                                                              16,288                        338,302 (a)
Monsanto Co.                                                                       32,215                      2,266,326
Praxair, Inc.                                                                       8,237                        488,948
                                                                                                               3,093,576

COMMERCIAL BANKS - 0.4%
Lloyds TSB Group PLC ADR                                                            9,112                         70,162
SunTrust Banks, Inc.                                                               30,897                        912,698
US Bancorp.                                                                        11,389                        284,839
Wells Fargo & Co.                                                                  14,238                        419,736
Zions Bancorporation                                                                5,756                        141,080
                                                                                                               1,828,515

COMMERCIAL SERVICES & SUPPLIES - 0.7%
Corrections Corporation of America                                                 84,733                      1,386,231 (a)
Iron Mountain, Inc.                                                                71,798                      1,775,565 (a)
                                                                                                               3,161,796

COMMUNICATIONS EQUIPMENT - 2.1%
Cisco Systems, Inc.                                                               244,246                      3,981,210 (a,h)
Corning Inc.                                                                       61,801                        588,964
Harris Corp.                                                                        4,879                        185,646
Juniper Networks, Inc.                                                             19,063                        333,793 (a)
QUALCOMM Inc.                                                                     129,347                      4,634,503 (h)
                                                                                                               9,724,116

COMPUTERS & PERIPHERALS - 0.3%
Dell, Inc.                                                                         16,514                        169,103 (a)
Hewlett-Packard Co.                                                                19,135                        694,409
International Business Machines Corp.                                               6,150                        517,584
                                                                                                               1,381,096

DIVERSIFIED FINANCIAL SERVICES - 1.1%
Bank of America Corp.                                                              29,047                        408,982
Citigroup, Inc.                                                                    31,892                        213,995
CME Group Inc.                                                                     10,006                      2,082,348
JP Morgan Chase & Co.                                                              66,241                      2,088,579
                                                                                                               4,793,904

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
AT&T, Inc.                                                                         10,821                        308,399
Verizon Communications, Inc.                                                       17,880                        606,132
                                                                                                                 914,531

ELECTRIC UTILITIES - 0.6%
American Electric Power Company, Inc.                                              21,299                        708,831
Edison International                                                               18,908                        607,325
ITC Holdings Corp.                                                                 18,805                        821,402
Northeast Utilities                                                                15,084                        362,921
                                                                                                               2,500,479

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Cogent, Inc.                                                                       28,684                        389,242 (a)
Mettler Toledo International, Inc.                                                  5,685                        383,169 (a)
Molex Inc. (Class A)                                                               41,614                        538,901 (h)
                                                                                                               1,311,312

ENERGY EQUIPMENT & SERVICES - 1.6%
Dresser-Rand Group, Inc.                                                           16,750                        288,938 (a)
Halliburton Co.                                                                    16,287                        296,098
HIS, Inc. (Class A)                                                                 9,769                        365,556 (a)
Nabors Industries Ltd.                                                              4,556                         54,535 (a)
National Oilwell Varco, Inc.                                                        4,898                        119,707 (a)
Schlumberger Ltd.                                                                  70,294                      2,975,545 (h)
Transocean Ltd.                                                                    58,599                      2,768,802 (a)
Weatherford International Ltd.                                                     19,116                        206,835 (a)
                                                                                                               7,076,016

FOOD & STAPLES RETAILING - 0.1%
Wal-Mart Stores, Inc.                                                               6,834                        383,114


FOOD PRODUCTS - 0.4%
Archer-Daniels-Midland Co.                                                          3,986                        114,916
General Mills, Inc.                                                                 4,959                        301,259
Kraft Foods, Inc. (Class A)                                                        12,529                        336,404
McCormick & Company, Inc.                                                          38,961                      1,241,297
                                                                                                               1,993,876

HEALTHCARE EQUIPMENT & SUPPLIES - 1.6%
Boston Scientific Corp.                                                            50,682                        392,279 (a)
Covidien Ltd.                                                                       2,824                        102,342
DENTSPLY International, Inc.                                                       16,541                        467,118
Gen-Probe Inc.                                                                      8,952                        383,504 (a)
Hologic, Inc.                                                                     111,258                      1,454,142 (a)
Masimo Corp.                                                                       29,063                        866,949 (a)
Medtronic, Inc.                                                                    72,668                      2,283,229 (h)
Resmed, Inc.                                                                       40,772                      1,528,135 (a)
                                                                                                               7,477,698

HEALTHCARE PROVIDERS & SERVICES - 1.1%
Aetna, Inc.                                                                        37,191                      1,059,944
Cardinal Health, Inc.                                                              12,416                        427,980
Catalyst Health Solutions, Inc.                                                     1,771                         43,124 (a)
McKesson Corp.                                                                      9,574                        370,801
Psychiatric Solutions, Inc.                                                        24,885                        693,047 (a)
UnitedHealth Group, Inc.                                                           95,201                      2,532,347 (h)
                                                                                                               5,127,243

HOTELS RESTAURANTS & LEISURE - 0.4%
Carnival Corp.                                                                     48,203                      1,172,297
Darden Restaurants, Inc.                                                            5,124                        144,394
Life Time Fitness, Inc.                                                            14,673                        190,015 (a)
Penn National Gaming, Inc.                                                         10,112                        216,195 (a)
The Cheesecake Factory                                                             23,842                        240,804 (a)
                                                                                                               1,963,705

HOUSEHOLD PRODUCTS - 0.3%
Clorox Co.                                                                         11,844                        658,053
Colgate-Palmolive Co.                                                               1,481                        101,508
Kimberly-Clark Corp.                                                                9,680                        510,523
Procter & Gamble Co.                                                                3,074                        190,035
                                                                                                               1,460,119

INDUSTRIAL CONGLOMERATES - 0.5%
McDermott International, Inc.                                                       9,892                         97,733 (a)
Textron, Inc.                                                                     141,840                      1,967,320 (h)
                                                                                                               2,065,053

INSURANCE - 1.1%
ACE Ltd.                                                                           28,959                      1,532,511
AON Corp.                                                                           9,566                        436,975
Chubb Corp.                                                                         9,112                        464,712
HCC Insurance Holdings, Inc.                                                       68,632                      1,835,906
Marsh & McLennan Companies, Inc.                                                    5,238                        127,126
MetLife, Inc.                                                                      11,959                        416,891
Prudential Financial, Inc.                                                          1,481                         44,815
Travelers Companies, Inc.                                                           5,697                        257,504
                                                                                                               5,116,440

INTERNET SOFTWARE & SERVICES - 0.5%
Equinix, Inc.                                                                       1,770                         94,146 (a)
Google, Inc. (Class A)                                                              5,188                      1,596,088 (a)
MercadoLibre, Inc.                                                                 23,148                        379,859 (a)
                                                                                                               2,070,093

IT SERVICES - 1.5%
Affiliated Computer Services, Inc. (Class A)                                       18,076                        830,592 (a)
Cognizant Technology Solutions Corp. (Class A)                                     35,729                        645,266 (a)
DST Systems, Inc.                                                                   5,150                        195,597 (a)
Lender Processing Services, Inc.                                                    7,129                        209,949
NeuStar, Inc. (Class A)                                                             5,911                        113,077 (a)
Paychex, Inc.                                                                      82,884                      2,178,192 (h)
Visa, Inc. (Class A)                                                                6,485                        340,138
Western Union Co.                                                                 154,582                      2,216,706
                                                                                                               6,729,517

LIFE SCIENCES TOOLS & SERVICES - 0.3%
Covance, Inc.                                                                       7,255                        333,948 (a)
Illumina, Inc.                                                                     10,333                        269,175 (a)
Thermo Fisher Scientific, Inc.                                                     22,081                        752,299 (a)
                                                                                                               1,355,422

MACHINERY - 0.5%
Deere & Co.                                                                        10,366                        397,225
Eaton Corp.                                                                         5,467                        271,765
Harsco Corp.                                                                       18,180                        503,222
ITT Corp.                                                                          14,061                        646,665
Joy Global, Inc.                                                                   11,936                        273,215
                                                                                                               2,092,092

MEDIA - 2.1%
Comcast Corp. (Class A)                                                           265,242                      4,283,658 (h)
Liberty Global, Inc. (Series C)                                                    54,587                        828,630 (a)
Liberty Media Corp - Entertainment (Series A)                                      78,140                      1,365,887 (a)
Omnicom Group, Inc.                                                                59,936                      1,613,478
Regal Entertainment Group (Class A)                                                39,836                        406,726
The Walt Disney Co.                                                                 9,454                        214,511
Time Warner, Inc.                                                                  70,613                        710,367
Viacom, Inc. (Class B)                                                             10,249                        195,346 (a)
                                                                                                               9,618,603

METALS & MINING - 0.3%
Allegheny Technologies Inc.                                                        41,300                      1,054,389
Freeport-McMoRan Copper & Gold, Inc.                                                7,289                        178,143
                                                                                                               1,232,532

MULTILINE RETAIL - 0.3%
Kohl's Corp.                                                                       25,512                        923,535 (a)
Target Corp.                                                                       15,240                        526,237
                                                                                                               1,449,772

MULTI-UTILITIES - 0.3%
Dominion Resources, Inc.                                                           18,220                        653,005
DTE Energy Co.                                                                      8,169                        291,388
SCANA Corp.                                                                         9,965                        354,754
                                                                                                               1,299,147

OIL, GAS & CONSUMABLE FUELS - 1.7%
Apache Corp.                                                                        8,079                        602,128
Chevron Corp.                                                                       1,709                        126,415
ConocoPhillips                                                                      1,937                        100,337
Devon Energy Corp.                                                                  4,899                        321,913
Exxon Mobil Corp.                                                                  39,615                      3,162,465 (h)
Hess Corp.                                                                          7,698                        412,921
Marathon Oil Corp.                                                                 66,666                      1,823,981
Occidental Petroleum Corp.                                                          2,279                        136,717
Peabody Energy Corp.                                                                8,698                        197,880
Southwestern Energy Co.                                                            19,995                        579,255 (a)
Valero Energy Corp.                                                                 6,605                        142,932
                                                                                                               7,606,944

PERSONAL PRODUCTS - 0.5%
Alberto-Culver Co.                                                                 73,375                      1,798,422
The Estee Lauder Cos. Inc. (Class A)                                               20,460                        633,442
                                                                                                               2,431,864

PHARMACEUTICALS - 1.2%
Abbott Laboratories                                                                42,976                      2,293,629 (h)
Bristol-Myers Squibb Co.                                                           43,506                      1,011,515
Johnson & Johnson                                                                   2,506                        149,934
Merck & Company, Inc.                                                               8,884                        270,074
Pfizer, Inc.                                                                       63,781                      1,129,562
Wyeth                                                                              20,159                        756,164
                                                                                                               5,610,878

PROFESSIONAL SERVICES - 0.1%
Monster Worldwide, Inc.                                                            32,824                        396,842 (a)

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Douglas Emmett, Inc. (REIT)                                                        18,077                        236,086

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CB Richard Ellis Group, Inc. (Class A)                                            128,268                        554,118 (a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Analog Devices, Inc.                                                                7,631                        145,142
Hittite Microwave Corp.                                                            17,357                        511,337 (a)
Intel Corp.                                                                       156,206                      2,289,980 (h)
Kla-Tencor Corp.                                                                    6,493                        141,482
Lam Research Corp.                                                                 11,389                        242,358 (a)
Marvell Technology Group Ltd.                                                      45,662                        304,566 (a)
MEMC Electronic Materials, Inc.                                                     6,151                         87,836 (a)
Microchip Technology Inc.                                                           6,266                        122,375
National Semiconductor Corp.                                                       10,820                        108,957
Texas Instruments Inc.                                                             24,259                        376,500
                                                                                                               4,330,533

SOFTWARE - 1.7%
Activision Blizzard, Inc.                                                          62,188                        537,304 (a)
Blackboard, Inc.                                                                   10,595                        277,907 (a)
Citrix Systems, Inc.                                                               19,630                        462,679 (a)
Intuit, Inc.                                                                       74,436                      1,770,832 (a,h)
Macrovision Solutions Corp.                                                        51,839                        655,763 (a)
Microsoft Corp.                                                                   182,114                      3,540,296 (h)
Oracle Corp.                                                                       20,499                        363,447 (a)
                                                                                                               7,608,228

SPECIALTY RETAIL - 1.1%
Bed Bath & Beyond, Inc.                                                           116,642                      2,965,040 (a,h)
Lowe's Companies, Inc.                                                             68,087                      1,465,232
O'Reilly Automotive, Inc.                                                          23,341                        717,502 (a)
                                                                                                               5,147,774

TEXTILES APPAREL & LUXURY GOODS - 0.1%
Coach, Inc.                                                                        18,085                        375,625 (a)

TOBACCO - 0.0%*
Altria Group, Inc.                                                                 14,805                        222,963

WATER UTILITIES - 0.1%
American Water Works Company, Inc.                                                 24,789                        517,594

WIRELESS TELECOMMUNICATION SERVICES - 0.7%
American Tower Corp. (Class A)                                                     17,670                        518,084 (a)
NII Holdings, Inc. (Class B)                                                      124,591                      2,265,065 (a)
Syniverse Holdings, Inc.                                                           22,877                        273,151 (a)
                                                                                                               3,056,300

TOTAL DOMESTIC EQUITY                                                                                        151,102,854
(COST $216,277,609)

-------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 20.5%
-------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 20.4%

AEROSPACE & DEFENSE - 0.3%
CAE, Inc.                                                                         182,639                      1,198,360
Elbit Systems Ltd.                                                                  3,009                        137,584
                                                                                                               1,335,944

AUTOMOBILES - 0.2%
Toyota Motor Corp.                                                                 29,580                        947,930

BEVERAGES - 0.3%
Coca-Cola Icecek AS (Class C)                                                      15,311                         62,990
Diageo PLC                                                                        102,279                      1,413,167
                                                                                                               1,476,157

BIOTECHNOLOGY - 0.0%*
WuXi PharmaTech Cayman, Inc. ADR                                                    4,354                         34,788 (a)

CAPITAL MARKETS - 0.5%
Credit Suisse Group AG (Regd.)                                                     13,272                        355,383
Egyptian Financial Group-Hermes Holding                                            14,719                         45,963
Nomura Holdings, Inc.                                                             223,499                      1,797,361
Woori Investment & Securities Company Ltd.                                          6,880                         68,551
                                                                                                               2,267,258

CHEMICALS - 0.7%
Israel Chemicals Ltd.                                                               4,830                         33,632
Linde AG                                                                           11,063                        920,380
Makhteshim-Agan Industries Ltd.                                                    20,789                         67,590
Potash Corporation of Saskatchewan                                                  6,368                        461,904
Sinofert Holdings Ltd.                                                            265,078                        128,260
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                              1,854                         45,219
Syngenta AG                                                                         3,480                        655,228
Taiwan Fertilizer Company Ltd.                                                     47,000                         74,758
Toray Industries Inc.                                                             171,159                        853,435
                                                                                                               3,240,406

COMMERCIAL BANKS - 2.7%
Akbank TAS                                                                         46,997                        145,543
Banco do Brasil S.A.                                                               15,134                         95,269
Banco Santander Chile S.A. ADR                                                      3,981                        139,454
Banco Santander S.A. (Regd.)                                                      207,269                      1,944,770
Bank of Yokohama Ltd.                                                             117,803                        677,059
BNP Paribas                                                                        34,436                      1,447,999
China Construction Bank Corp.                                                      70,000                         38,386
China Merchants Bank Company Ltd.                                                  49,000                         90,790
Credit Agricole S.A.                                                               74,171                        824,811
Grupo Financiero Banorte SAB de C.V.                                               53,407                         96,413
ICICI Bank Ltd.                                                                    28,677                        263,461
Industrial & Commercial Bank of China                                             252,495                        132,923
Intesa Sanpaolo S.p.A.                                                            242,846                        856,579
KB Financial Group Inc.                                                            16,860                        451,099 (a)
Lloyds TSB Group PLC                                                              733,074                      1,328,012
Metropolitan Bank & Trust                                                         124,200                         60,076
Mitsubishi UFJ Financial Group, Inc.                                              346,776                      2,100,166
Royal Bank of Scotland Group PLC                                                  874,626                        621,202
Siam Commercial Bank PCL                                                           77,500                        109,186
Standard Bank Group Ltd.                                                            8,304                         74,552
State Bank of India Ltd.                                                              320                          8,473
State Bank of India Ltd. GDR                                                        1,280                         70,400
Sumitomo Mitsui Financial Group Inc.                                                   63                        261,313
UniCredit S.p.A                                                                   114,722                        278,274
Woori Finance Holdings Company Ltd.                                                 6,060                         30,551 (a)
                                                                                                              12,146,761

COMMERCIAL SERVICES & SUPPLIES - 0.5%
Brambles Ltd.                                                                     260,514                      1,347,697
Group 4 Securicor PLC                                                             131,551                        373,428
Group 4 Securicor PLC                                                             138,097                        407,026
                                                                                                               2,128,151

COMMUNICATIONS EQUIPMENT - 0.8%
Nokia Oyj                                                                          82,345                      1,270,546
Research In Motion Ltd.                                                            57,650                      2,339,437 (a)
ZTE Corp.                                                                          21,507                         56,333
                                                                                                               3,666,316

COMPUTERS & PERIPHERALS - 0.0%*
Asustek Computer Inc.                                                              50,586                         56,724

CONSTRUCTION & ENGINEERING - 0.4%
ACS Actividades de Construccion y Servicios S.A.                                    4,773                        216,623
China Communications Construction Company Ltd.                                    108,055                        133,288
China State Construction International Holdings Ltd.                              184,803                         32,191
Doosan Heavy Industries and Construction Company Ltd.                               1,060                         52,935 (a)
Empresas ICA SAB de C.V.                                                           22,732                         37,508 (a)
IVRCL Infrastructures & Projects Ltd.                                              10,563                         30,982
Larsen & Toubro Ltd.                                                               30,840                        488,712
Vinci S.A.                                                                         15,565                        649,083
                                                                                                               1,641,322

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
France Telecom S.A.                                                                22,035                        611,369
Hellenic Telecommunications Organization S.A.                                      10,674                        176,565
Singapore Telecommunications Ltd.                                                 256,990                        454,850
Telekom Malaysia Bhd                                                               93,000                         82,786
Telekomunikasi Indonesia Tbk PT (Series B)                                        138,500                         87,674
Telenor ASA                                                                        11,350                         75,050
                                                                                                               1,488,294

ELECTRIC UTILITIES - 0.3%
E.ON AG                                                                            35,909                      1,419,590

ELECTRICAL EQUIPMENT - 0.4%
ABB Ltd. (Regd.)                                                                   60,397                        884,094
ABB Ltd. ADR                                                                       27,335                        410,298
Alstom S.A.                                                                         4,374                        255,242
China High Speed Transmission Equipment Group Company Ltd.                         89,652                        108,505
Zhuzhou CSR Times Electric Company Ltd.                                            65,107                         52,504
                                                                                                               1,710,643

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Byd Company Ltd.                                                                    2,594                          4,251
Delta Electronics Inc.                                                             59,141                        114,433
HON HAI Precision Industry Company Ltd.                                            31,188                         61,011
Nidec Corp.                                                                         4,024                        152,703
                                                                                                                 332,398

ENERGY EQUIPMENT & SERVICES - 0.1%
Saipem S.p.A.                                                                      30,399                        499,467
Tesco Corp.                                                                        20,462                        146,099 (a)
                                                                                                                 645,566

FOOD & STAPLES RETAILING - 0.5%
Metro AG                                                                           21,307                        846,180
Shinsegae Company Ltd.                                                                130                         49,748 (a)
Tesco PLC                                                                         266,963                      1,381,774
                                                                                                               2,277,702

FOOD PRODUCTS - 1.4%
Groupe Danone                                                                      37,139                      2,229,169
IOI Corp.                                                                          85,000                         87,457
Nestle India Ltd.                                                                   2,854                         85,409
Nestle S.A. (Regd.)                                                                82,928                      3,241,232
Nestle S.A. ADR                                                                     9,908                        393,348
Perdigao S.A.                                                                       6,000                         76,518
Uni-President Enterprises Corp.                                                   230,300                        202,805
Want Want China Holdings Ltd.                                                     217,698                         90,167
                                                                                                               6,406,105

HEALTHCARE EQUIPMENT & SUPPLIES - 0.3%
Cie Generale d'Optique Essilor International S.A.                                  26,757                      1,248,587

HEALTHCARE PROVIDERS & SERVICES - 0.0%*
Diagnosticos da America S.A.                                                        8,897                         85,765

HOTELS RESTAURANTS & LEISURE - 0.0%*
AGTech Holdings Ltd.                                                              513,535                          6,626 (a)
Alsea SAB de C.V.                                                                  74,772                         33,530 (a)
China Travel International Inv.                                                   464,597                         90,519
                                                                                                                 130,675

HOUSEHOLD DURABLES - 0.0%*
Urbi Desarrollos Urbanos SAB DE C.V.                                               25,923                         35,379 (a)

HOUSEHOLD PRODUCTS - 0.4%
Reckitt Benckiser Group PLC                                                        43,313                      1,605,405

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%*
Energy Development Corp.                                                          782,880                         31,282
Huaneng Power International, Inc.                                                  94,000                         67,921
                                                                                                                  99,203

INDUSTRIAL CONGLOMERATES - 0.6%
Koninklijke Philips Electronics N.V.                                               58,213                      1,119,109
Murray & Roberts Holdings Ltd.                                                     16,576                         86,063
Orkla ASA                                                                          17,221                        111,780
Siemens AG (Regd.)                                                                 17,081                      1,250,804
                                                                                                               2,567,756

INSURANCE - 0.8%
AXA S.A.                                                                           27,222                        599,574
China Life Insurance Company Ltd.                                                  32,801                         99,670
Prudential PLC                                                                    146,710                        878,533
Samsung Fire & Marine Insurance Company Ltd.                                          740                        110,746
Sony Financial Holdings Inc.                                                          505                      1,882,956
                                                                                                               3,571,479

INTERNET SOFTWARE & SERVICES - 0.1%
Baidu.com ADR                                                                       2,990                        390,404 (a)
Sohu.com, Inc.                                                                        505                         23,907 (a)
                                                                                                                 414,311

MACHINERY - 0.2%
China South Locomotive and Rolling Stock Corp.                                     93,116                         50,582 (a)
Hyunjin Materials Company Ltd.                                                      4,578                         79,598 (a)
Mitsubishi Heavy Industries Ltd.                                                  185,000                        806,122
Sandvik AB                                                                          9,341                         57,880
                                                                                                                 994,182

MEDIA - 0.3%
Focus Media Holding Ltd. ADR                                                       13,488                        122,606 (a)
Vivendi                                                                            36,931                      1,194,330
                                                                                                               1,316,936

METALS & MINING - 0.8%
Anglo Platinum Ltd.                                                                 1,351                         75,638
Barrick Gold Corp.                                                                 21,982                        808,278
BHP Billiton PLC                                                                   54,585                      1,015,526
Cia Vale do Rio Doce ADR                                                           54,996                        585,707 (h)
Harmony Gold Mining Company Ltd. ADR                                               11,750                        128,898 (a)
Polymetal GDR                                                                      20,759                         93,416 (b)
POSCO                                                                                 300                         90,509
Rio Tinto PLC (Regd.)                                                               8,482                        181,705
Sumitomo Metal Industries Ltd.                                                    295,010                        706,202
                                                                                                               3,685,879

MULTI-UTILITIES - 0.9%
GDF Suez                                                                           23,613                      1,159,481
National Grid PLC                                                                  73,737                        725,145
RWE AG                                                                              3,179                        281,488
Veolia Environnement                                                               56,444                      1,741,811
                                                                                                               3,907,925

OIL, GAS & CONSUMABLE FUELS - 1.2%
BG Group PLC                                                                       71,987                        990,489
BP PLC                                                                             47,093                        356,144
Cameco Corp.                                                                        7,978                        136,036
China Petroleum & Chemical Corp.                                                  181,460                        109,810
China Shenhua Energy Company Ltd.                                                  42,000                         88,875
CNOOC Ltd.                                                                         76,000                         70,997
Gazprom OAO ADR                                                                    14,368                        204,744
LUKOIL ADR                                                                            354                         11,346
Paladin Energy Ltd.                                                               220,482                        381,226 (a)
PetroChina Company Ltd.                                                            66,000                         57,823
Petroleo Brasileiro S.A. ADR                                                       29,072                        593,360
Reliance Industries Ltd.                                                            1,509                         38,176
Reliance Industries Ltd. GDR                                                        1,746                         89,744 (b)
Suncor Energy, Inc.                                                                38,911                        758,765
Total S.A.                                                                         30,664                      1,658,518
                                                                                                               5,546,053

PAPER & FOREST PRODUCTS - 0.0%*
China Grand Forestry Green Resources Group Ltd.                                   585,083                         24,535 (a)

PERSONAL PRODUCTS - 0.4%
Shiseido Company Ltd.                                                             100,592                      2,025,156

PHARMACEUTICALS - 1.6%
Bayer AG                                                                           24,747                      1,429,301
Novartis AG (Regd.)                                                                34,126                      1,689,708
Ranbaxy Laboratories Ltd.                                                          21,046                        108,664
Roche Holding AG                                                                   23,207                      3,543,137
Teva Pharmaceutical Industries Ltd. ADR                                             9,999                        425,657
Yuhan Corp.                                                                           334                         58,338 (a)
                                                                                                               7,254,805

PROFESSIONAL SERVICES - 0.1%
Capita Group PLC                                                                   37,574                        398,683

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Unibail-Rodamco (REIT)                                                              2,816                        416,881

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
CapitaLand Ltd.                                                                   158,000                        341,058
Franshion Properties China Ltd.                                                   141,799                         38,422
Hung Poo Real Estate Development Corp.                                            159,353                        115,807
Mitsubishi Estate Company Ltd.                                                     85,000                      1,356,812
Sumitomo Realty & Development Company Ltd.                                         10,000                        144,953
Sun Hung Kai Properties Ltd.                                                       30,087                        250,783
                                                                                                               2,247,835

ROAD & RAIL - 0.5%
East Japan Railway Co.                                                                269                      2,044,578

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
ASM Pacific Technology Ltd.                                                        15,500                         50,799
MediaTek Inc.                                                                      10,362                         69,621
Samsung Electronics Company Ltd.                                                    1,960                        701,806
Taiwan Semiconductor Manufacturing Company Ltd.                                   763,966                      1,033,582
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                34,167                        269,919
                                                                                                               2,125,727

SOFTWARE - 0.3%
Nintendo Company Ltd.                                                               3,700                      1,377,551

SPECIALTY RETAIL - 0.0%*
Hennes & Mauritz AB (Series B)                                                      2,050                         79,196

TEXTILES APPAREL & LUXURY GOODS - 0.2%
Adidas AG                                                                          19,560                        737,919
Swatch Group AG                                                                       699                         95,753
                                                                                                                 833,672

TOBACCO - 0.0%*
ITC Ltd.                                                                           53,718                        189,204

WATER UTILITIES - 0.0%*
Pan Asia Environmental Protection Group Ltd.                                      262,000                         33,806

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de C.V. ADR (Series L)                                           21,110                        654,198
Bharti Airtel Ltd.                                                                 11,896                        174,179 (a)
China Mobile Ltd.                                                                  19,994                        200,709
Egyptian Co for Mobile Services                                                     2,749                         72,326
MTN Group Ltd.                                                                    105,914                      1,243,015
Orascom Telecom Holding SAE                                                         4,360                         23,496
Orascom Telecom Holding SAE GDR                                                     1,379                         37,633
Philippine Long Distance Telephone Co.                                              1,251                         55,644
Turkcell Iletisim Hizmet AS                                                         3,767                         21,355
Turkcell Iletisim Hizmet AS ADR                                                     8,361                        121,903
Vodafone Group PLC                                                              1,092,053                      2,182,439
Vodafone Group PLC ADR                                                             10,250                        209,510
                                                                                                               4,996,407

TOTAL COMMON STOCK                                                                                            92,479,626
(COST $137,596,418)

-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.1%
-------------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS
Banco Itau Holding Financeira S.A.                                                  6,232                         69,749

MEDIA
NET Servicos de Comunicacao S.A.                                                    8,734                         49,775 (a)

METALS & MINING
Cia Vale do Rio Doce                                                               11,169                        114,420

OIL, GAS & CONSUMABLE FUELS
Petroleo Brasileiro S.A.                                                           10,837                        106,139

ROAD & RAIL
All America Latina Logistica S.A.                                                  37,300                        159,949

WIRELESS TELECOMMUNICATION SERVICES
Vivo Participacoes S.A.                                                             4,541                         54,990

TOTAL PREFERRED STOCK                                                                                            555,022
  (COST $935,470)

-------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
-------------------------------------------------------------------------------------------------------------------------

Lloyds TSB Group PLC                                                              294,780                              - (a)
  (COST $0)

TOTAL FOREIGN EQUITY                                                                                          93,034,648
  (COST $138,531,888)

                                                                               PRINCIPAL
                                                                                AMOUNT                         VALUE
-------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 27.4%
-------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 4.1%
U.S. Treasury Bonds
  4.38%                                            02/15/38                    $1,865,600                   $  2,498,738
  4.50%                                            05/15/38                     1,035,900                      1,413,842
U.S. Treasury Notes
  1.25%                                            11/30/10                        65,000                         65,698
  2.00%                                            11/30/13                     3,521,700                      3,613,046
  3.13%                                            08/31/13                     4,199,400                      4,527,806
  3.50%                                            02/15/18                         8,500                          9,408
  3.63%                                            10/31/09                     2,805,000                      2,878,850 (h)
  3.75%                                            11/15/18                       536,200                        606,994
  4.00%                                            08/15/18                     1,140,000                      1,316,433
  4.50%                                            11/15/10 - 05/15/17             88,000                        101,966
  4.63%                                            11/15/09 - 10/31/11          1,590,000                      1,708,554
                                                                                                              18,741,335

FEDERAL AGENCIES - 2.6%
Federal Home Loan Banks
  5.00%                                            11/17/17                       500,000                        573,250
Federal Home Loan Mortgage Corp.
  4.13%                                            12/21/12 - 09/27/13          2,992,000                      3,211,121
  4.88%                                            02/09/10                     1,055,000                      1,098,576 (h)
  5.13%                                            11/17/17                     2,500,000                      2,896,638
Federal National Mortgage Assoc.
  3.63%                                            02/12/13                       702,000                        742,940
  3.88%                                            07/12/13                     2,946,000                      3,126,286
                                                                                                              11,648,811

AGENCY MORTGAGE BACKED - 9.9%
Federal Home Loan Mortgage Corp.
  4.50%                                            06/01/33 - 02/01/35            138,612                        140,736 (h)
  5.00%                                            07/01/35 - 10/01/35            280,216                        286,641 (h)
  5.50%                                            05/01/20 - 03/01/38          1,156,361                      1,186,132 (h)
  6.00%                                            04/01/17 - 11/01/37          1,228,157                      1,266,876 (h)
  6.50%                                            01/01/27 - 07/01/36            207,641                        216,235 (h)
  7.00%                                            10/01/16 - 08/01/36            312,734                        326,907 (h)
  7.50%                                            11/01/09 - 09/01/33             10,167                         10,786 (h)
  8.00%                                            04/01/30 - 11/01/30              1,824                          1,935 (h)
  9.00%                                            04/01/16 - 06/01/21              1,962                          2,130 (h)
  5.50%                                            TBA                          3,680,000                      3,766,252 (c)
Federal National Mortgage Assoc.
  4.00%                                            05/01/19 - 06/01/19             96,981                         98,569 (h)
  4.50%                                            05/01/18 - 02/01/35            506,483                        517,587 (h)
  4.50%                                            02/01/20                        16,029                         16,427 (h,o)
  5.00%                                            07/01/20 - 08/01/35            419,890                        429,711 (h)
  5.25%                                            04/01/37                        99,504                        101,318 (i)
  5.47%                                            04/01/37                         6,634                          6,766 (i)
  5.50%                                            03/01/14 - 04/01/38          1,427,827                      1,468,243 (h)
  5.50%                                            04/01/37                        90,716                         92,721 (i)
  5.50%                                            06/01/20                        17,853                         18,445 (h,o)
  5.52%                                            04/01/37                        36,955                         37,786 (i)
  5.54%                                            04/01/37                        86,654                         88,572 (i)
  5.57%                                            04/01/37                       106,094                        108,553 (i)
  5.62%                                            03/01/37                         8,307                          8,486 (i)
  5.67%                                            05/01/37                        63,187                         64,713 (i)
  5.69%                                            04/01/37                        78,928                         80,866 (i)
  5.71%                                            04/01/37                        40,382                         41,375 (i)
  6.00%                                            07/01/14 - 03/01/38          2,161,624                      2,229,887 (h)
  6.00%                                            11/01/34 - 10/01/34            136,663                        141,058 (h,o)
  6.01%                                            10/01/37                       179,012                        184,129 (i)
  6.50%                                            01/01/15 - 02/01/35            963,543                      1,004,753 (h)
  6.50%                                            10/01/34 - 12/01/34             46,104                         48,021 (h,o)
  7.00%                                            10/01/16 - 06/01/36            256,471                        270,884 (h)
  7.50%                                            12/01/09 - 03/01/34             31,218                         33,006 (h)
  8.00%                                            12/01/11 - 11/01/33             14,803                         15,633 (h)
  8.50%                                            07/01/30 - 05/01/31              1,466                          1,585 (h)
  9.00%                                            06/01/09 - 12/01/22              5,269                          5,662 (h)
  4.50%                                            TBA                          2,245,000                      2,272,909 (c)
  5.00%                                            TBA                          7,947,000                      8,132,295 (c)
  5.50%                                            TBA                          4,330,000                      4,439,469 (c)
  6.00%                                            TBA                         10,250,000                     10,551,094 (c)
  6.50%                                            TBA                            568,000                        589,833 (c)
  7.00%                                            TBA                            335,000                        350,703 (c)
Government National Mortgage Assoc.
  4.50%                                            08/15/33 - 09/15/34            196,013                        200,017 (h)
  5.00%                                            08/15/33                        48,435                         49,743 (h,o)
  6.00%                                            04/15/30 - 09/15/36            193,638                        200,449 (h)
  6.50%                                            02/15/24 - 06/15/34             20,341                         21,227 (h,o)
  6.50%                                            06/15/24 - 06/15/36             61,627                         64,512 (h)
  7.00%                                            03/15/12 - 10/15/36             78,988                         82,692 (h)
  7.00%                                            06/15/34                        10,220                         10,700 (h,o)
  8.00%                                            06/15/30                            62                             66 (h)
  8.50%                                            10/15/17                        20,252                         21,610 (h)
  9.00%                                            11/15/16 - 12/15/21             25,076                         26,803 (h)
  5.50%                                            TBA                          3,390,000                      3,490,642 (c)
                                                                                                              44,824,150

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Collateralized Mortgage Obligation Trust (Class B)
13.38%                                             11/01/18                           710                            528 (d,f,h)
Federal Home Loan Mortgage Corp.
  4.50%                                            03/15/18 - 03/15/19             58,882                          3,311 (g,h,p)
  5.00%                                            04/15/14 - 12/01/34            747,278                         73,024 (g,h,p)
  5.00%                                            05/15/38                       112,311                        108,530
  5.29%                                            06/15/36                     2,338,536                        186,848 (g,i,p)
  5.46%                                            05/15/36 - 11/15/36          1,111,496                         99,149 (g,i,p)
  5.50%                                            04/15/17 - 06/15/33             58,721                          8,304 (g,h,p)
  5.56%                                            05/15/37                       508,278                         44,331 (g,i,p)
  5.81%                                            02/15/38                       520,218                         45,547 (g,i,p)
  6.11%                                            09/15/35                       430,064                         48,671 (g,i,p)
  7.50%                                            01/15/16                         3,667                          3,794 (h)
  7.50%                                            07/15/27                         6,015                            939 (g,h,p)
  8.00%                                            04/15/20                           304                            320 (h)
  8.00%                                            02/01/23 - 07/01/24              2,262                            476 (g,h,p)
  8.56%                                            12/15/33                        19,745                         18,077 (h,i)
  18.98%                                           11/15/37                       254,828                        222,218 (d,f)
  55.02%                                           09/25/43                       181,220                            893 (d,g,h,i,p)
Federal Home Loan Mortgage STRIPS
  5.44%                                            08/01/27                           509                            435 (d,f,h)
Federal National Mortgage Assoc.
  1.19%                                            12/25/42                        80,804                          2,523 (g,h,i,p)
  4.50%                                            05/25/18                        34,236                          1,546 (g,h,p)
  4.75%                                            11/25/14                         5,912                            129 (g,h,p)
  5.00%                                            08/25/17 - 02/25/32            367,884                         44,151 (g,h,p)
  5.00%                                            10/25/35 - 08/25/38            289,161                        283,777
  5.50%                                            01/25/33                       138,992                        140,041
  6.03%                                            04/25/38                       621,424                         45,905 (g,i,p)
  6.53%                                            10/25/29                        31,486                          2,544 (g,h,i,p)
  7.13%                                            09/25/42                       110,384                         13,874 (g,h,i,p)
  7.23%                                            08/25/16                        14,932                            748 (g,h,i,p)
Federal National Mortgage Assoc. (Class 1)
  4.50%                                            09/01/35 - 01/01/36            891,307                        145,511 (g,p)
  5.00%                                            05/25/38                       287,841                         43,628 (g,p)
Federal National Mortgage Assoc. (Class 2)
  5.00%                                            09/01/33 - 03/25/38          1,045,243                        126,617 (g,p)
  5.50%                                            12/01/33                        68,068                          8,049 (g,h,p)
Federal National Mortgage Assoc. REMIC
  4.50%                                            11/25/13                         6,805                             27 (g,h,p)
  5.00%                                            10/25/22                        40,367                          2,454 (g,h,p)
  15.57%                                           03/25/31                        30,678                         33,189 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
  3.03%                                            12/25/22                           814                            747 (d,f,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
  4.50%                                            08/01/35                       283,377                         44,467 (g,p)
  5.00%                                            08/01/34                     1,917,989                        226,862 (g,h,p)
  7.50%                                            11/01/23                        16,132                          2,985 (g,h,p)
  8.00%                                            08/01/23 - 07/01/24              4,984                            890 (g,h,p)
  8.50%                                            03/01/17 - 07/25/22              1,790                            360 (g,h,p)
  9.00%                                            05/25/22                           849                            195 (g,h,p)
                                                                                                               2,036,641

ASSET BACKED - 1.6%
Bear Stearns Asset Backed Securities Trust (Class A)
  1.77%                                            01/25/34                         4,827                          3,476 (d,h,i)
Capital Auto Receivables Asset Trust (Class A)
  1.98%                                            01/15/10                       209,262                        204,259 (b,i)
Carmax Auto Owner Trust
  4.35%                                            03/15/10                         4,775                          4,761 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
  1.90%                                            03/25/32                         5,083                          3,235 (d,h,i)
Discover Card Master Trust I (Class A)
  1.23%                                            04/17/12                     3,500,000                      3,351,880 (h,i)
Fleet Home Equity Loan Trust (Class A)
  1.70%                                            01/20/33                         6,599                          3,896 (h,i)
Ford Credit Floorplan Master Owner Trust (Class A)
  1.38%                                            06/15/11                       800,000                        772,337 (i)
Mid-State Trust
  7.54%                                            07/01/35                         3,051                          2,855 (h,o)
Option One Mortgage Loan Trust
  1.53%                                            07/25/37                     1,000,000                        596,726 (d,i,o)
Peco Energy Transition Trust
  6.52%                                            12/31/10                        17,000                         17,131 (h)
Residential Asset Mortgage Products Inc.
  1.64%                                            03/25/34                           602                            569 (d,h,i)
Residential Asset Securities Corp.
  1.90%                                            07/25/32                         2,181                          1,098 (d,h,i)
Residential Asset Securities Corp. (Class A)
  4.16%                                            07/25/30                         6,254                          6,046 (h,i)
Swift Master Auto Receivables Trust (Class A)
  1.30%                                            06/15/12                     1,000,000                        680,589 (i)
Triad Auto Receivables Owner Trust (Class A)
  1.50%                                            02/12/14                     2,000,000                      1,510,403 (i)
Wells Fargo Home Equity Trust
  3.97%                                            05/25/34                         9,297                          9,164 (h,i)
                                                                                                               7,168,425

CORPORATE NOTES - 6.9%
Abbott Laboratories
  5.88%                                            05/15/16                       224,000                        242,607
AES Ironwood LLC
  8.86%                                            11/30/25                       236,656                        205,890 (h)
American Electric Power Company, Inc. (Series C)
  5.38%                                            03/15/10                       300,000                        297,799 (h)
American Railcar Industries, Inc.
  7.50%                                            03/01/14                        15,000                          9,900 (h)
ARAMARK Corp.
  8.50%                                            02/01/15                       284,000                        257,020 (h)
ArcelorMittal USA
  6.50%                                            04/15/14                        20,000                         14,221 (h)
Archer-Daniels-Midland Co.
  6.45%                                            01/15/38                       214,000                        216,816 (h)
Arizona Public Service Co.
  6.25%                                            08/01/16                        45,000                         36,183 (h)
AT&T, Inc.
  5.60%                                            05/15/18                       202,000                        205,665
  6.40%                                            05/15/38                       572,000                        612,716
  6.70%                                            11/15/13                       188,000                        199,153
BAC Capital Trust VI
  5.63%                                            03/08/35                       222,000                        186,499 (h)
Baker Hughes Inc.
  7.50%                                            11/15/18                       105,000                        116,409
Banco Mercantil del Norte S.A.
  5.88%                                            02/17/14                        60,000                         49,800 (b,h,i)
  6.14%                                            10/13/16                       170,000                        108,900 (b,h,i)
Bank of America Corp.
  4.88%                                            01/15/13                       190,000                        187,167
  5.75%                                            12/01/17                       355,000                        354,447
  8.00%                                            12/29/49                        52,000                         37,403 (h,i)
Bear Stearns Companies Inc.
  5.85%                                            07/19/10                       145,000                        146,475 (h)
  6.95%                                            08/10/12                       275,000                        285,608 (h)
BellSouth Corp.
  6.55%                                            06/15/34                        59,000                         59,826 (h)
Berkshire Hathaway Finance Corp.
  5.00%                                            08/15/13                       478,000                        486,241
Bristol-Myers Squibb Co.
  5.45%                                            05/01/18                       138,000                        142,883
  5.88%                                            11/15/36                        85,000                         90,393 (h)
Cardinal Health, Inc.
  5.50%                                            06/15/13                       114,000                        107,769
Cargill Inc.
  5.20%                                            01/22/13                       218,000                        199,709 (b)
  6.00%                                            11/27/17                       203,000                        182,019 (b)
Carolina Power & Light Co.
  5.15%                                            04/01/15                        34,000                         34,087 (h)
  5.70%                                            04/01/35                        17,000                         17,261 (h)
  6.13%                                            09/15/33                        22,000                         23,573 (h)
Cellco Partnership
  7.38%                                            11/15/13                       130,000                        137,160 (b)
Century Aluminum Co.
  7.50%                                            08/15/14                       290,000                        166,750
Chesapeake Energy Corp.
  7.25%                                            12/15/18                       285,000                        222,300
Citigroup, Inc.
  6.13%                                            11/21/17                       115,000                        116,212
  6.50%                                            08/19/13                       631,000                        636,733
Clarendon Alumina Production Ltd.
  8.50%                                            11/16/21                       205,000                        120,950 (b,h)
CME Group Inc.
  5.40%                                            08/01/13                       286,000                        284,089
Community Health Systems, Inc.
  8.88%                                            07/15/15                       284,000                        261,280 (h)
Consolidated Edison Company of New York, Inc.
  5.85%                                            04/01/18                       222,000                        223,551
  7.13%                                            12/01/18                       300,000                        322,582
Constellation Brands, Inc.
  7.25%                                            05/15/17                       282,000                        266,490
COX Communications Inc.
  6.25%                                            06/01/18                       239,000                        212,134 (b)
  7.13%                                            10/01/12                        28,000                         26,796 (h)
  7.75%                                            11/01/10                        85,000                         83,429 (h)
Credit Suisse
  6.00%                                            02/15/18                       242,000                        222,235
CSC Holdings Inc.
  8.50%                                            06/15/15                       282,000                        248,160 (b,h)
CSX Transportation, Inc.
  9.75%                                            06/15/20                       211,000                        239,174 (h)
CVS/Caremark Corp.
  5.75%                                            06/01/17                       110,000                        103,562 (h)
DBS Bank Ltd.
  7.88%                                            08/10/09                       130,000                        132,334 (b,h)
Diageo Capital PLC
  5.20%                                            01/30/13                        93,000                         91,514 (h)
Dominion Resources, Inc.
  6.30%                                            09/30/66                       236,000                        106,200 (h,i)
Dover Corp.
  6.50%                                            02/15/11                        75,000                         76,667 (h)
DP World Ltd.
  6.85%                                            07/02/37                       100,000                         51,507 (b,h)
Duke Energy Carolinas LLC
  5.38%                                            01/01/09                        50,000                         50,000 (h)
Duke Energy Indiana, Inc.
  6.35%                                            08/15/38                     1,172,000                      1,319,133
Duke Realty LP
  6.25%                                            05/15/13                       109,000                         75,032
Dynegy Holdings, Inc.
  7.50%                                            06/01/15                       284,000                        198,800
Echostar DBS Corp.
7.75%                                              05/31/15                       282,000                        239,700
EI Du Pont de Nemours & Co.
  4.88%                                            04/30/14                        70,000                         69,055 (h)
  6.00%                                            07/15/18                       284,000                        298,281
Empresa Energetica de Sergipe / S.A. de Eletrificacao da Paraiba
  10.50%                                           07/19/13                        16,000                         14,080 (b,h)
EOG Resources, Inc.
  5.88%                                            09/15/17                       206,000                        209,129
  6.88%                                            10/01/18                       180,000                        196,318
Ford Motor Credit Company LLC
  7.88%                                            06/15/10                       285,000                        228,051
General Dynamics Corp.
  5.25%                                            02/01/14                       164,000                        168,071
Georgia-Pacific LLC
  9.50%                                            12/01/11                       297,000                        280,665
GlaxoSmithKline Capital Inc.
  4.85%                                            05/15/13                       108,000                        108,330
  6.38%                                            05/15/38                       284,000                        320,873
Golden West Financial Corp.
  4.75%                                            10/01/12                        10,000                          9,303 (h)
Goldman Sachs Group, Inc.
  6.15%                                            04/01/18                       350,000                        336,336
  6.60%                                            01/15/12                       410,000                        404,533 (h)
GTE Corp.
  7.51%                                            04/01/09                        52,000                         52,191 (h)
Halliburton Co.
  5.90%                                            09/15/18                        78,000                         82,291
Harrah's Operating Company Inc.
  10.00%                                           12/15/18                        49,000                         17,885 (b)
  10.75%                                           02/01/16                       215,000                         61,275 (b)
HCA Inc.
  9.25%                                            11/15/16                       282,000                        258,735
Hewlett-Packard Co.
  5.50%                                            03/01/18                       107,000                        107,987
Hexion US Finance Corp.
  9.75%                                            11/15/14                       149,000                         42,465
Honeywell International, Inc.
  5.30%                                            03/01/18                       322,000                        328,529
Host Hotels & Resorts LP (REIT)
  6.38%                                            03/15/15                       430,000                        320,350
HSBC Bank USA N.A.
  4.63%                                            04/01/14                       195,000                        180,668
  7.00%                                            01/15/39                       250,000                        276,346
HSBC Capital Funding LP (Series 1)
  9.55%                                            12/29/49                        18,000                         14,261 (b,h,i)
HSBC Finance Corp.
  6.75%                                            05/15/11                        60,000                         59,740 (h)
IIRSA Norte Finance Ltd.
  8.75%                                            05/30/24                       116,756                         84,065 (b,h)
Independencia International Ltd.
  9.88%                                            05/15/15                        50,000                         27,500 (b)
ING Capital Funding TR III
  8.44%                                            12/29/49                       181,000                         91,099 (h,i)
ING Groep N.V.
  5.78%                                            12/29/49                       149,000                         63,816 (h,i)
Ingersoll-Rand Global Holding Company Ltd.
  6.88%                                            08/15/18                       114,000                        109,020
Intergen N.V.
  9.00%                                            06/30/17                       159,000                        130,380 (b,h)
International Business Machines Corp.
  4.75%                                            11/29/12                       125,000                        129,099 (h)
Interoceanica IV Finance Ltd.
  6.51%                                            11/30/25                        98,423                         33,316 (b,d,h)
Iron Mountain, Inc.
  8.00%                                            06/15/20                       283,000                        227,108
John Deere Capital Corp.
  4.50%                                            04/03/13                       217,000                        207,724
Johnson & Johnson
  5.85%                                            07/15/38                       288,000                        347,946
JP Morgan Chase & Co.
  6.40%                                            05/15/38                       170,000                        201,103
  7.00%                                            11/15/09                        55,000                         55,581 (h)
JPMorgan Chase Bank
  5.88%                                            06/13/16                       180,000                        179,576
Kellogg Co.
  5.13%                                            12/03/12                       106,000                        105,964
Kimberly-Clark Corp.
  7.50%                                            11/01/18                        62,000                         73,009
Kraft Foods, Inc.
  6.75%                                            02/19/14                        62,000                         64,341
Kroger Co.
  6.15%                                            01/15/20                       286,000                        282,174
LyondellBasell Industries AF SCA
  8.38%                                            08/15/15                       130,000                          3,250 (b)
Markel Corp.
  7.35%                                            08/15/34                        73,000                         49,491 (h)
McDonald's Corp.
  5.80%                                            10/15/17                        94,000                        100,521
  6.30%                                            03/01/38                       152,000                        167,657
Mediacom LLC / Mediacom Capital Corp.
  9.50%                                            01/15/13                       105,000                         79,275 (h)
Merck & Company, Inc.
  5.75%                                            11/15/36                        85,000                         89,507 (h)
Merrill Lynch & Company, Inc.
  6.05%                                            08/15/12                       113,000                        111,483
  6.88%                                            04/25/18                       233,000                        243,724
MetLife, Inc. (Series A)
  6.82%                                            08/15/18                       642,000                        611,442
Midamerican Energy Holdings Co.
  6.13%                                            04/01/36                        45,000                         41,843 (h)
Mizuho Financial Group Cayman Ltd.
  8.38%                                            12/29/49                       115,000                        107,172
Morgan Stanley
  5.05%                                            01/21/11                       202,000                        194,020
  6.00%                                            04/28/15                       200,000                        172,546
Morgan Stanley (Series F)
  6.63%                                            04/01/18                       100,000                         87,729
Munich Re America Corp. (Series B)
  7.45%                                            12/15/26                        70,000                         73,281 (h)
New York Life Global Funding
  5.38%                                            09/15/13                       122,000                        120,754 (b)
NGPL PipeCo LLC
  7.12%                                            12/15/17                       107,000                         96,321 (b)
Norfolk Southern Corp.
  8.63%                                            05/15/10                       110,000                        111,584 (h)
Northern States Power
  6.25%                                            06/01/36                        15,000                         15,841 (h)
NorthWestern Corp.
  5.88%                                            11/01/14                        82,000                         75,617 (h)
NRG Energy, Inc.
  7.38%                                            02/01/16                       285,000                        265,050
Oncor Electric Delivery Co.
  5.95%                                            09/01/13                       711,000                        663,099 (b)
OPTI Canada Inc.
  8.25%                                            12/15/14                        92,000                         49,680
Oracle Corp.
  5.75%                                            04/15/18                        44,000                         46,023
Pacific Gas & Electric Co.
  5.80%                                            03/01/37                       125,000                        129,651
Parker Hannifin Corp.
  5.50%                                            05/15/18                       172,000                        166,285
Pemex Finance Ltd.
  9.03%                                            02/15/11                        46,350                         47,277 (h)
Pemex Project Funding Master Trust
  5.75%                                            03/01/18                        50,000                         44,125 (b)
  7.88%                                            02/01/09                        36,000                         36,034
PepsiCo, Inc.
  5.00%                                            06/01/18                       512,000                        530,701
  7.90%                                            11/01/18                        62,000                         75,990
Pitney Bowes, Inc.
  3.88%                                            06/15/13                       127,000                        120,158
Potomac Edison Co.
  5.35%                                            11/15/14                        15,000                         13,072 (h)
Potomac Electric Power Co.
  7.90%                                            12/15/38                        47,000                         52,353
President and Fellows of Harvard College
  5.00%                                            01/15/14                       100,000                        103,153 (b)
Procter & Gamble Co.
  4.60%                                            01/15/14                       126,000                        132,036
  5.50%                                            02/01/34                        63,000                         65,809
Public Service Company of Colorado
  7.88%                                            10/01/12                       115,000                        120,941 (h)
Puget Sound Energy, Inc. (Series A)
  6.97%                                            06/01/67                       160,000                         72,000 (i)
Rogers Communications, Inc.
  6.80%                                            08/15/18                       320,000                        323,338
Royal Bank of Scotland Group PLC
  5.00%                                            10/01/14                        45,000                         38,573 (h)
Sabine Pass LNG LP
  7.25%                                            11/30/13                        70,000                         51,100
  7.50%                                            11/30/16                        80,000                         57,600
Safeway, Inc.
  6.25%                                            03/15/14                        38,000                         38,197
Security Benefit Life Insurance
  8.75%                                            05/15/16                        75,000                         54,593 (b,q)
Skandinaviska Enskilda Banken AB
  7.50%                                            03/29/49                       250,000                        231,012 (b,h,i)
Southern California Edison Co.
  5.50%                                            08/15/18                       673,000                        703,613
Sprint Capital Corp.
  7.63%                                            01/30/11                        58,000                         48,430
Standard Chartered Bank Hong Kong Ltd.
  4.38%                                            12/03/14                       100,000                         89,740
Telecom Italia Capital S.A.
  6.20%                                            07/18/11                       228,000                        202,350
Telefonica Emisiones SAU
  5.86%                                            02/04/13                       150,000                        145,807
  6.22%                                            07/03/17                       171,000                        168,469
Tenneco, Inc.
  8.63%                                            11/15/14                       282,000                        107,160
Terex Corp.
  8.00%                                            11/15/17                       296,000                        251,600
Tesco PLC
  5.50%                                            11/15/17                       100,000                         92,701 (b)
Textron Inc.
  6.50%                                            06/01/12                       117,000                        100,997
The Bank of New York Mellon Corp.
  4.95%                                            11/01/12                       650,000                        659,924
The Travelers Companies, Inc.
  5.80%                                            05/15/18                       112,000                        107,894
Thomson Reuters Corp.
  5.95%                                            07/15/13                       229,000                        213,205
  6.50%                                            07/15/18                       115,730                        105,238
TIAA Global Markets Inc.
  4.95%                                            07/15/13                       169,000                        167,143 (b)
Ticketmaster
  10.75%                                           08/01/16                     1,000,000                        540,000 (b)
Time Warner Cable, Inc.
  6.20%                                            07/01/13                       210,000                        198,638
  6.75%                                            07/01/18                       394,000                        379,345
  8.75%                                            02/14/19                       190,000                        206,594
TransCanada Pipelines Ltd.
  6.50%                                            08/15/18                       161,000                        157,951
Transocean, Inc.
  6.00%                                            03/15/18                       105,000                         95,634
UBS Preferred Funding Trust I
  8.62%                                            10/29/49                        75,000                         45,311 (i)
United Technologies Corp.
  6.13%                                            07/15/38                       128,000                        139,108
Verizon Communications, Inc.
  6.90%                                            04/15/38                       114,000                        128,279
  8.75%                                            11/01/18                       210,000                        246,377
Verizon Global Funding Corp.
  7.25%                                            12/01/10                       118,000                        123,707
Verizon Pennsylvania, Inc.
  8.35%                                            12/15/30                        50,000                         48,834 (h)
  8.75%                                            08/15/31                        52,000                         51,552 (h)
Walgreen Co.
  4.88%                                            08/01/13                       419,000                        431,512
Wal-Mart Stores, Inc.
  5.80%                                            02/15/18                       226,000                        250,080
  6.20%                                            04/15/38                       170,000                        185,995
Wells Fargo & Co.
  5.63%                                            12/11/17                        50,000                         52,164
Westar Energy, Inc.
  7.13%                                            08/01/09                        76,000                         75,310 (h)
Westlake Chemical Corp.
  6.63%                                            01/15/16                       150,000                         87,000 (h)
Wyeth
  5.50%                                            03/15/13                       309,000                        314,753
XTO Energy, Inc.
  6.38%                                            06/15/38                        87,000                         76,882
  6.50%                                            12/15/18                       150,000                        145,203
                                                                                                              31,432,890

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
Banc of America Commercial Mortgage Inc. (Class C)
  5.70%                                            04/10/49                       100,000                         18,037 (h,i,o)
Banc of America Funding Corp.
  5.72%                                            03/20/36                        66,998                         12,168 (h,i,o)
  5.76%                                            02/20/36                       134,914                         30,282 (h,i,o)
Banc of America Mortgage Securities Inc. (Class B)
  5.35%                                            01/25/36                        67,216                         16,026 (h,i)
Bear Stearns Commercial Mortgage Securities
  5.71%                                            06/11/40                       170,000                        132,367
  6.02%                                            02/14/31                        15,075                         15,028 (h,i)
Bear Stearns Commercial Mortgage Securities (Class A)
  5.46%                                            04/12/38                       600,000                        527,197 (h,i)
  5.92%                                            06/11/50                       295,000                        146,849
Bear Stearns Commercial Mortgage Securities (Class D)
  5.99%                                            09/11/42                        30,000                          4,134 (b,h,i,o)
Citigroup Commercial Mortgage Trust
  5.70%                                            12/10/49                       180,000                        135,681 (i)
  6.10%                                            12/10/49                        50,000                         38,604
Commercial Mortgage Loan Trust
  6.02%                                            12/10/49                       300,000                        217,003
Countrywide Alternative Loan Trust
  5.97%                                            05/25/36                        24,254                            243 (h,i,o)
  6.00%                                            03/25/36 - 08/25/36            102,529                          2,214 (h,o)
Countrywide Alternative Loan Trust (Class B)
  6.00%                                            05/25/36 - 08/25/36             53,835                            826 (h,o)
Credit Suisse Mortgage Capital Certificates (Class C)
  5.65%                                            02/25/36                        24,182                          3,543 (h,i,o)
Crusade Global Trust (Class A)
  2.04%                                            09/18/34                         6,622                          6,407 (h,i)
CS First Boston Mortgage Securities Corp.
  5.25%                                            08/25/34                        39,421                         36,072 (h)
  5.34%                                            10/25/35                        29,274                          3,952 (h,i,o)
  15.81%                                           07/15/37                       411,071                          5,926 (b,d,h,i,o)
GMAC Commercial Mortgage Securities Inc. (Class X)
  15.72%                                           12/10/41                       620,967                          7,243 (d,h,i,o)
Greenwich Capital Commercial Funding Corp.
  5.12%                                            04/10/37                        35,182                         31,934 (h)
Indymac INDA Mortgage Loan Trust
  5.15%                                            01/25/36                       135,471                          1,778 (h,i,o)
Indymac INDA Mortgage Loan Trust (Class B)
  5.15%                                            01/25/36                       135,331                         64,038 (h,i,o)
JP Morgan Alternative Loan Trust
  1.46%                                            10/25/36                       551,734                        470,348 (d,h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
  5.44%                                            06/12/47                       210,000                        151,531
  5.72%                                            02/15/51                       280,000                        195,569
  6.06%                                            02/15/51                       380,000                        178,446 (i)
  6.07%                                            02/12/51                       330,000                        233,806
  6.20%                                            02/12/51                        50,000                          7,594 (b,i,o)
  6.47%                                            11/15/35                        25,489                         24,661 (h)
LB-UBS Commercial Mortgage Trust
  4.06%                                            09/15/27                        34,039                         33,011 (h,i)
  5.66%                                            03/15/39                       600,000                        488,715 (h,i)
  5.86%                                            07/15/40                       170,000                        120,959 (i)
  15.64%                                           01/18/12                       545,074                          7,470 (d,h,i,o)
  26.09%                                           03/15/36                       420,732                          7,281 (b,d,h,i,o)
  27.04%                                           02/15/40                       488,930                          5,616 (b,d,h,i,o)
LB-UBS Commercial Mortgage Trust (Class F)
  6.24%                                            07/15/40                        90,000                         13,962 (i,o)
LB-UBS Commercial Mortgage Trust (Class X)
  27.91%                                           12/15/39                       435,125                          4,096 (b,d,h,i,o)
Merrill Lynch/Countrywide Commercial Mortgage Trust
  5.42%                                            08/12/48                       175,000                         79,577
MLCC Mortgage Investors Inc.
  5.38%                                            02/25/36                        49,996                          1,500 (h,i)
Morgan Stanley Capital I
  5.28%                                            12/15/43                       500,000                        409,632 (h)
  5.33%                                            12/15/43                       500,000                        376,151 (h)
  5.44%                                            02/12/44                     1,000,000                        684,314 (b)
  5.45%                                            02/12/44                        60,000                         44,502 (i)
  5.69%                                            04/15/49                       700,000                        525,317 (i)
  5.88%                                            06/11/49                       210,000                        155,583
  7.11%                                            04/15/33                        35,177                         35,045 (h,i)
Morgan Stanley Capital I (Class A)
  5.36%                                            02/12/44                     1,000,000                        792,125
  5.81%                                            12/12/49                        80,000                         59,905
Morgan Stanley Dean Witter Capital I (Class A)
  6.54%                                            02/15/31                         6,608                          6,524 (h)
Nomura Asset Securities Corp. (Class A)
  6.59%                                            03/15/30                         3,436                          3,431 (h)
Puma Finance Ltd. (Class A)
  1.63%                                            03/25/34                         7,225                          6,365 (h,i)
  4.94%                                            10/11/34                         9,169                          8,000 (h,i)
Residential Accredit Loans Inc.
  6.00%                                            01/25/36                       325,605                         20,759 (h,o)
Residential Asset Securitization Trust (Class A)
  1.80%                                            05/25/35                        95,342                         49,273 (d,h,i,o)
Structured Asset Securities Corp. (Class X)
  2.13%                                            02/25/28                        22,743                              1 (i,o)
Wachovia Bank Commercial Mortgage Trust
  5.74%                                            06/15/49                       520,000                        381,031 (i)
Wachovia Bank Commercial Mortgage Trust (Class A)
  5.42%                                            01/15/45                       280,000                        218,354 (i)
Wachovia Bank Commercial Mortgage Trust (Class E)
  5.90%                                            02/15/51                       285,000                         43,368 (i,o)
Wells Fargo Mortgage Backed Securities Trust
  5.50%                                            01/25/36 - 03/25/36            232,225                         56,055 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
  5.50%                                            03/25/36                       138,577                         34,566 (h)
                                                                                                               7,391,995

SOVEREIGN BONDS - 0.3%
Banco Nacional de Desenvolvimento Economico e Social
  6.37%                                            06/16/18                       200,000                        190,000 (b,h)
Government of Brazil
  8.00%                                            01/15/18                       109,000                        122,080 (h)
Government of Canada
  5.00%                                            07/17/09                        60,000                         60,087 (h)
  7.50%                                            09/15/29                       110,000                        156,244
Government of Indonesia
  6.88%                                            01/17/18                       100,000                         83,000 (b)
  7.75%                                            01/17/38                       100,000                         83,000 (b)
Government of Manitoba Canada
  4.90%                                            12/06/16                        75,000                         82,476 (h)
Government of Pakistan
  6.75%                                            02/19/09                       145,000                        139,273
Government of Panama
  6.70%                                            01/26/36                        75,000                         67,500
Government of Venezuela
  5.38%                                            08/07/10                        59,000                         45,873
  9.00%                                            05/07/23                        66,700                         26,680
Republic of Turkey
  7.00%                                            03/11/19                       100,000                         96,500
                                                                                                               1,152,713

TOTAL BONDS AND NOTES                                                                                        124,396,738
(COST $129,406,614)

                                                                               NUMBER OF
                                                                                SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 0.7%
-------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                  49,285                        621,977
Industrial Select Sector SPDR Fund                                                107,183                      2,516,657

TOTAL EXCHANGE TRADED FUNDS                                                                                    3,138,634
  (COST $5,152,577)

-------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.2%
-------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                              908,407 (k)
  (COST $1,651,648)

TOTAL INVESTMENTS IN SECURITIES                                                                              372,581,281
  (COST $491,020,336)

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 24.9%
-------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 21.4%
GE Money Market Fund Institutional Class
  1.02%                                                                                                         97,173,160 (d,n)

U.S. GOVERNMENTS  - 3.5%
Federal Home Loan Bank
  1.00%                                            03/30/09                     8,000,000                      7,998,416
Freddie Discount
  1.11%                                            03/11/09                     8,000,000                      7,998,752 (d)
                                                                                                              15,997,168

TOTAL SHORT-TERM INVESTMENTS                                                                                 113,170,328
  (COST $113,139,804)


TOTAL INVESTMENTS                                                                                            485,751,609
  (COST $604,160,140)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (7.1)%                                                          (32,277,677)

                                                                                                            -------------
NET ASSETS - 100.0%                                                                                         $453,473,932
                                                                                                            =============


-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following long future contract open at December 31, 2008 (unaudited):

                                                                                             CURRENT         UNREALIZED
                                                          EXPIRATION       NUMBER OF         NOTIONAL       APPRECIATION/
                       DESCRIPTION                           DATE          CONTRACTS          VALUE         DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                           March 2009          13            $   442,731      $       (375)
FTSE 100 Index Future                                    March 2009           7                441,821             4,779
S&P 500 Index Futures                                    March 2009           4                900,100            (2,200)
S&P 500 Index Futures                                    March 2009           3                675,075            (1,463)
S&P Midcap 400 Index Futures                             March 2009          16                859,520             7,278
Topix Index Futures                                      March 2009           6                570,546             9,513
2 Yr. U.S.Treasury Notes Futures                         March 2009          82             17,881,125           129,681
5 Yr. U.S.Treasury Notes  Futures                        March 2009          12              1,428,656            43,764

The GE Institutional Strategic Investment Fund had the following short future contract open at December 31, 2008 (unaudited):

                                                                                             CURRENT         UNREALIZED
                                                          EXPIRATION       NUMBER OF         NOTIONAL       APPRECIATION/
                       DESCRIPTION                           DATE          CONTRACTS          VALUE         DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
10 Yr. U.S.Treasury Notes  Futures                       March 2009          31            $(3,898,250)     $     26,821
                                                                                                            ------------
                                                                                                            $    217,797
                                                                                                            ============

The GE Institutional Strategic Investment Fund was invested in the following Countries at December 31, 2008 (unaudited):

                                                                                                         PERCENTAGE (BASED
COUNTRY                                                                                                   ON MARKET VALUE)
-------------------------------------------------------------------------------------------------------------------------------
United States                                                                                                      80.18%
Japan                                                                                                               3.53%
France                                                                                                              2.89%
United Kingdom                                                                                                      2.86%
Switzerland                                                                                                         2.32%
Germany                                                                                                             1.42%
Canada                                                                                                              1.41%
China                                                                                                               0.49%
Brazil                                                                                                              0.48%
Spain                                                                                                               0.48%
Taiwan                                                                                                              0.41%
Australia                                                                                                           0.36%
South Korea                                                                                                         0.35%
Italy                                                                                                               0.34%
South Africa                                                                                                        0.33%
India                                                                                                               0.32%
Finland                                                                                                             0.26%
Netherlands                                                                                                         0.24%
Mexico                                                                                                              0.22%
Singapore                                                                                                           0.16%
Israel                                                                                                              0.14%
Turkey                                                                                                              0.09%
Hong Kong                                                                                                           0.08%
Denmark                                                                                                             0.08%
Russia                                                                                                              0.06%
Indonesia                                                                                                           0.05%
Luxembourg                                                                                                          0.04%
Norway                                                                                                              0.04%
Chile                                                                                                               0.04%
Egypt                                                                                                               0.04%
Greece                                                                                                              0.04%
Malaysia                                                                                                            0.04%
Philippines                                                                                                         0.03%
Pakistan                                                                                                            0.03%
Sweden                                                                                                              0.03%
Jamaica                                                                                                             0.02%
Peru                                                                                                                0.02%
Thailand                                                                                                            0.02%
Bermuda                                                                                                             0.02%
Cayman Islands                                                                                                      0.02%
Venezuela                                                                                                           0.01%
Panama                                                                                                              0.01%
                                                                                                            ------------
                                                                                                                  100.00%
                                                                                                            ============

The GE Institutional Strategic Investment Fund was invested in the following Sectors at December 31, 2008 (unaudited):

SECTOR                                                                                                   PERCENTAGE (BASED
                                                                                                          ON MARKET VALUE)
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments                                                                                             23.30%
Agency Mortgage Backed                                                                                              9.23%
Corporate Notes                                                                                                     6.47%
U.S. Treasuries                                                                                                     3.86%
Commercial Banks                                                                                                    2.89%
Communications Equipment                                                                                            2.76%
Oil, Gas & Consumable Fuels                                                                                         2.73%
Pharmaceuticals                                                                                                     2.65%
Biotechnology                                                                                                       2.57%
Federal Agencies                                                                                                    2.40%
Media                                                                                                               2.26%
Capital Markets                                                                                                     2.13%
Software                                                                                                            1.85%
Healthcare Equipment & Supplies                                                                                     1.80%
Insurance                                                                                                           1.79%
Food Products                                                                                                       1.73%
Wireless Telecommunication Services                                                                                 1.67%
Energy Equipment & Services                                                                                         1.59%
Non-Agency Collateralized Mortgage Obligations                                                                      1.52%
Asset Backed                                                                                                        1.47%
IT Services                                                                                                         1.38%
Semiconductors & Semiconductor Equipment                                                                            1.33%
Chemicals                                                                                                           1.30%
Commercial Services & Supplies                                                                                      1.09%
Specialty Retail                                                                                                    1.08%
Healthcare Providers & Services                                                                                     1.07%
Multi-Utilities                                                                                                     1.07%
Metals & Mining                                                                                                     1.04%
Beverages                                                                                                           1.03%
Diversified Financial Services                                                                                      0.99%
Industrial Conglomerates                                                                                            0.95%
Personal Products                                                                                                   0.92%
Electric Utilities                                                                                                  0.81%
Miscellaneous                                                                                                       0.65%
Machinery                                                                                                           0.63%
Household Products                                                                                                  0.63%
Aerospace & Defense                                                                                                 0.63%
Real Estate Management & Development                                                                                0.58%
Food & Staples Retailing                                                                                            0.55%
Internet Software & Services                                                                                        0.51%
Diversified Telecommunication Services                                                                              0.49%
Road & Rail                                                                                                         0.45%
Hotels Restaurants & Leisure                                                                                        0.43%
Agency Collateralized Mortgage Obligations                                                                          0.42%
Electrical Equipment                                                                                                0.35%
Electronic Equipment, Instruments & Components                                                                      0.34%
Construction & Engineering                                                                                          0.34%
Multiline Retail                                                                                                    0.30%
Computers & Peripherals                                                                                             0.30%
Life Sciences Tools & Services                                                                                      0.28%
Textiles Apparel & Luxury Goods                                                                                     0.25%
Sovereign Bonds                                                                                                     0.24%
Automobiles                                                                                                         0.19%
Other Investments                                                                                                   0.19%
Professional Services                                                                                               0.16%
Real Estate Investment Trusts (Reits)                                                                               0.13%
Water Utilities                                                                                                     0.11%
Tobacco                                                                                                             0.08%
Independent Power Producers & Energy Traders                                                                        0.02%
Household Durables                                                                                                  0.01%
Paper & Forest Products                                                                                             0.01%
Internet & Catalog Retail                                                                                           0.00%
                                                                                                            ------------
                                                                                                                  100.00%
                                                                                                            ============

                          GE INSTITUTIONAL INCOME FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                         PRINCIPAL
                                                                          AMOUNT                              VALUE
BONDS AND NOTES - 106.0%
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 15.4%
U.S. Treasury Bonds
  4.38%                                         02/15/38                  $ 6,620,500                     $  8,867,332
  4.50%                                         05/15/38                    2,366,300                        3,229,630
U.S. Treasury Notes
  1.25%                                         11/30/10                      318,700                          322,123
  2.00%                                         11/30/13                    3,762,700                        3,860,297
  3.13%                                         08/31/13                   16,085,100                       17,343,003
  3.50%                                         02/15/18                        5,600                            6,198
  3.63%                                         10/31/09                    8,399,000                        8,620,129
  3.75%                                         11/15/18                    1,482,500                        1,678,234
  4.00%                                         08/15/18                    2,899,000                        3,347,667
  4.50%                                         11/15/10 - 05/15/17           205,000                          235,167
  4.63%                                         11/15/09                    1,865,000                        1,932,679
                                                                                                            49,442,459

FEDERAL AGENCIES - 10.2%
Federal Home Loan Banks
  5.00%                                         11/17/17                    1,400,000                        1,605,099
Federal Home Loan Mortgage Corp.
  4.13%                                         12/21/12 - 09/27/13         7,678,000                        8,236,566
  4.88%                                         02/09/10                    4,960,000                        5,164,868 (h)
  5.13%                                         11/17/17                    6,400,000                        7,415,392
Federal National Mortgage Assoc.
  3.63%                                         02/12/13                    1,966,000                        2,080,655 (h)
  3.88%                                         07/12/13                    7,812,000                        8,290,071 (h)
                                                                                                            32,792,651

AGENCY MORTGAGE BACKED - 34.6%
Federal Home Loan Mortgage Corp.
  4.50%                                         06/01/33 - 02/01/35           552,726                          561,118 (h)
  5.00%                                         07/01/35 - 10/01/35         1,191,960                        1,219,345 (h)
  5.50%                                         05/01/20 - 03/01/38         3,279,656                        3,364,502 (h)
  6.00%                                         04/01/17 - 11/01/37         3,981,890                        4,109,123 (h)
  6.50%                                         01/01/27 - 08/01/36         1,534,455                        1,598,033 (h)
  7.00%                                         10/01/16 - 08/01/36           340,435                          355,501 (h)
  7.50%                                         11/01/09 - 09/01/33            41,222                           43,605 (h)
  8.00%                                         11/01/30                       42,760                           45,374 (h)
  8.50%                                         04/01/30 - 05/01/30            73,670                           79,534 (h)
  9.00%                                         12/01/16                        3,486                            3,788 (h)
  9.50%                                         04/01/21                          282                              309 (h)
  5.50%                                         TBA                         9,350,000                        9,569,145 (c)
Federal National Mortgage Assoc.
  4.00%                                         05/01/19 - 06/01/19           489,994                          498,021 (h)
  4.50%                                         05/01/18 - 02/01/35         2,483,841                        2,538,156 (h)
  4.50%                                         02/01/20                       73,836                           75,669 (h,o)
  5.00%                                         07/01/20 - 08/01/35         1,976,783                        2,022,909 (h)
  5.25%                                         04/01/37                      352,090                          358,508 (i)
  5.47%                                         04/01/37                       23,601                           24,071 (i)
  5.50%                                         03/01/14 - 04/01/38         4,181,438                        4,303,044 (h)
  5.50%                                         10/01/24 - 04/01/37           407,102                          414,250 (h,i)
  5.50%                                         06/01/20                       77,735                           80,313 (h,o)
  5.52%                                         04/01/37                      131,494                          134,451 (i)
  5.54%                                         04/01/37                      306,610                          313,396 (i)
  5.57%                                         04/01/37                      375,403                          384,106 (i)
  5.62%                                         03/01/37                       29,555                           30,194 (i)
  5.67%                                         05/01/37                      230,182                          235,742 (i)
  5.69%                                         04/01/37                      280,849                          287,747 (i)
  5.71%                                         04/01/37                      143,691                          147,224 (i)
  6.00%                                         02/01/14 - 03/01/38         9,936,575                       10,248,501 (h)
  6.00%                                         10/01/34 - 03/01/35           342,267                          353,206 (h,o)
  6.01%                                         10/01/37                      503,767                          518,169 (i)
  6.50%                                         07/01/17 - 08/01/36         3,596,862                        3,746,696 (h)
  6.50%                                         10/01/34 - 12/01/34            68,184                           71,019 (h,o)
  7.00%                                         08/01/13 - 06/01/36         1,135,145                        1,197,936 (h)
  7.00%                                         10/01/34                       14,727                           15,502 (h,o)
  7.50%                                         12/01/09 - 03/01/34           426,036                          450,890 (h)
  8.00%                                         12/01/12 - 11/01/33           199,941                          211,638 (h)
  8.50%                                         05/01/31                       11,279                           12,191 (h)
  9.00%                                         06/01/09 - 12/01/22            23,690                           25,476 (h)
  4.50%                                         TBA                         5,575,000                        5,644,337 (c)
  5.00%                                         TBA                        23,731,000                       24,263,220 (c)
  5.50%                                         TBA                         3,878,000                        3,975,302 (c)
  6.00%                                         TBA                        10,361,000                       10,690,337 (c)
  6.50%                                         TBA                         3,472,000                        3,605,457 (c)
  7.00%                                         TBA                           825,000                          863,672 (c)
Government National Mortgage Assoc.
  4.50%                                         08/15/33 - 09/15/34           945,103                          964,534 (h)
  5.00%                                         08/15/33                      172,855                          177,525 (h,o)
  6.00%                                         04/15/27 - 09/15/36           848,390                          878,197 (h)
  6.50%                                         04/15/19 - 09/15/36           647,945                          677,286 (h)
  6.50%                                         02/15/24 - 08/15/34            88,147                           92,305 (h,o)
  7.00%                                         03/15/12 - 10/15/36           345,898                          361,838 (h)
  7.00%                                         01/15/28 - 06/15/34            29,632                           31,247 (h,o)
  7.50%                                         01/15/23 - 10/15/33           100,735                          106,954 (h)
  7.50%                                         09/15/23 - 01/15/28             2,541                            2,694 (h,o)
  8.00%                                         02/15/30 - 09/15/30             2,059                            2,194 (h)
  8.50%                                         10/15/17                       14,963                           15,967 (h)
  9.00%                                         11/15/16 - 12/15/21            90,348                           96,590 (h)
  5.50%                                         TBA                         8,560,000                        8,814,129 (c)
                                                                                                           110,912,187

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
Collateralized Mortgage Obligation Trust (Class B)
  13.38%                                        11/01/18                        1,522                            1,132 (d,f,h)
Federal Home Loan Mortgage Corp.
  4.50%                                         11/15/13 - 03/15/19           773,454                           44,372 (g,h,p)
  5.00%                                         03/15/11 - 12/01/34         5,204,006                          493,971 (g,h,p)
  5.00%                                         05/15/38                      296,092                          286,125 (h)
  5.29%                                         06/15/36                    5,863,761                          468,513 (g,i,p)
  5.46%                                         05/15/36 - 11/15/36         3,029,908                          270,209 (g,h,i,p)
  5.50%                                         04/15/17 - 06/15/33           642,161                           93,627 (g,h,p)
  5.56%                                         05/15/37                    1,271,816                          110,925 (g,i,p)
  5.81%                                         02/15/38                    1,295,817                          113,454 (g,i,p)
  6.11%                                         09/15/35                    1,190,641                          134,745 (g,i,p)
  7.50%                                         01/15/16                       37,018                           38,299 (h)
  7.50%                                         07/15/27                       18,392                            2,872 (g,h,p)
  8.00%                                         04/15/20                          530                              558 (h)
  8.00%                                         02/01/23 - 07/01/24            17,027                            3,586 (g,h,p)
  8.56%                                         12/15/33                      231,580                          212,020 (h,i)
  18.98%                                        11/15/37                      769,036                          670,622 (d,f,h)
  55.02%                                        09/25/43                    2,117,298                           10,429 (d,g,h,i,p)
Federal Home Loan Mortgage STRIPS
  5.44%                                         08/01/27                        4,016                            3,436 (d,f,h)
Federal National Mortgage Assoc.
  1.19%                                         12/25/42                      461,868                           14,421 (g,h,i,p)
  4.00%                                         02/25/28                       14,762                           14,756 (h)
  4.50%                                         05/25/18                      165,961                            7,494 (g,h,p)
  4.75%                                         11/25/14                       92,124                            2,007 (g,h,p)
  5.00%                                         08/25/17 - 02/25/32         1,180,949                          130,151 (g,h,p)
  5.00%                                         10/25/35 - 08/25/38           754,781                          740,919 (h)
  5.50%                                         01/25/33                      354,430                          357,105
  6.03%                                         04/25/38                    1,636,217                          120,869 (g,h,i,p)
  6.53%                                         10/25/29                      495,908                           40,071 (g,h,i,p)
  7.03%                                         05/25/18                      632,257                           65,293 (g,h,i,p)
  7.13%                                         09/25/42                    1,252,587                          157,439 (g,h,i,p)
  7.23%                                         08/25/16                      233,401                           11,694 (g,h,i,p)
Federal National Mortgage Assoc. (Class 1)
  4.50%                                         09/01/35 - 01/01/36         2,518,862                          411,219 (g,p)
  5.00%                                         05/25/38                      796,357                          120,703 (g,p)
  10.04%                                        11/01/34                      236,739                          213,986 (d,f,h)
Federal National Mortgage Assoc. (Class 2)
  5.00%                                         09/01/33 - 03/25/38         2,787,373                          337,705 (g,p)
  5.50%                                         12/01/33                      202,141                           23,904 (g,h,p)
Federal National Mortgage Assoc. REMIC
  4.50%                                         11/25/13                       48,188                              196 (g,h,p)
  5.00%                                         10/25/22                      211,986                           12,888 (g,h,p)
  15.57%                                        03/25/31                      421,791                          456,314 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
  3.03%                                         12/25/22                        1,154                            1,059 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class K)
  1008.00%                                      05/25/22                           21                              438 (g,h,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
  4.50%                                         08/01/35                      738,848                          115,939 (g,p)
  5.00%                                         08/01/34                    6,506,554                          769,603 (g,h,p)
  7.50%                                         11/01/23                      100,190                           18,540 (g,h,p)
  8.00%                                         08/01/23 - 07/01/24            36,230                            6,525 (g,h,p)
  8.50%                                         03/01/17 - 07/25/22             3,604                              721 (g,h,p)
  9.00%                                         05/25/22                        1,204                              277 (g,h,p)
                                                                                                             7,111,131

ASSET BACKED - 10.8%
Accredited Mortgage Loan Trust (Class A)
  1.70%                                         07/25/34                       57,750                           21,260 (d,h,i)
AESOP Funding II LLC (Class A)
  1.57%                                         04/20/11                    2,000,000                        1,696,186 (d,i,o)
BA Credit Card Trust
  1.20%                                         08/15/12                    2,000,000                        1,872,600 (h,i)
Bear Stearns Asset Backed Securities Trust (Class A)
  1.77%                                         01/25/34                       52,644                           37,914 (d,h,i)
Capital Auto Receivables Asset Trust (Class A)
  1.98%                                         01/15/10                      576,276                          562,499 (b,h,i)
Capital One Auto Finance Trust
  1.20%                                         04/15/12                    1,273,795                        1,108,202 (h,i,o)
Carmax Auto Owner Trust
  4.35%                                         03/15/10                       59,883                           59,709 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
  1.90%                                         03/25/32                       33,280                           21,177 (d,h,i)
Chase Issuance Trust (Class A)
  1.22%                                         11/15/11                    4,000,000                        3,855,828 (i)
Countrywide Asset-Backed Certificates
  1.51%                                         06/25/35                      635,100                          595,422 (d,i)
  1.83%                                         05/25/33                        1,500                            1,330 (d,i)
Countrywide Asset-Backed Certificates (Class 2)
  1.07%                                         06/25/33                          555                              310 (i)
Countrywide Asset-Backed Certificates (Class A)
  0.14%                                         03/25/33                       48,397                           30,176 (i)
  1.03%                                         08/25/32                        7,609                            3,088 (h,i)
Discover Card Master Trust I
  1.21%                                         04/15/10                    4,500,000                        4,155,590 (i)
Discover Card Master Trust I (Class A)
  1.23%                                         04/17/12                    4,000,000                        3,830,720 (h,i)
First Franklin Mortgage Loan Asset Backed Certificates (Class M)
  1.85%                                         03/25/35                    2,000,000                        1,310,386 (d,i,o)
Fleet Home Equity Loan Trust (Class A)
  1.70%                                         01/20/33                      153,782                           90,797 (h,i)
Ford Credit Floorplan Master Owner Trust (Class A)
  1.38%                                         06/15/11                    2,000,000                        1,930,842 (i)
GMAC Mortgage Corp. Loan Trust
  1.58%                                         08/25/35                      850,267                          448,553 (d,i,o)
GSAA Trust
  1.46%                                         10/25/36                    1,293,156                        1,088,856 (d,h,i)
GSAMP Trust
  0.14%                                         05/25/36                      394,644                          327,554 (b,i)
  1.55%                                         12/25/35                      100,967                           96,555 (d,i)
Indymac Residential Asset Backed Trust (Class M)
  2.47%                                         04/25/47                      133,000                            4,597 (h,i,o)
JP Morgan Mortgage Acquisition Corp.
  1.55%                                         03/01/37                    1,500,000                          855,000 (d,h,i,o)
Long Beach Mortgage Loan Trust
  1.68%                                         09/25/35                      389,148                          336,542 (d,i)
Mid-State Trust
  7.54%                                         07/01/35                        4,992                            4,671 (h,o)
Nissan Auto Lease Trust
  1.27%                                         02/15/13                    2,805,000                        2,558,687 (i)
Option One Mortgage Loan Trust
  1.53%                                         07/25/37                    2,500,000                        1,491,814 (d,h,i,o)
Option One Mortgage Loan Trust (Class A)
  1.31%                                         02/25/33                      683,536                          465,598 (i)
Peco Energy Transition Trust
  6.52%                                         12/31/10                      238,000                          239,832 (h)
Residential Asset Mortgage Products Inc.
  1.64%                                         03/25/34                        2,109                            1,991 (d,h,i)
Residential Asset Mortgage Products Inc. (Class A)
  1.03%                                         06/25/32                        8,374                            5,997 (i)
Residential Asset Securities Corp.
  1.90%                                         07/25/32                       11,933                            6,006 (d,h,i)
Residential Asset Securities Corp. (Class A)
  1.05%                                         06/25/33                       12,031                            7,047 (h,i)
  4.16%                                         07/25/30                       27,583                           26,667 (h,i)
SLM Student Loan Trust (Class A)
  2.05%                                         06/15/18                      106,809                           92,958 (h,i)
Swift Master Auto Receivables Trust (Class A)
  1.30%                                         06/15/12                    1,500,000                        1,020,883 (h,i)
Triad Auto Receivables Owner Trust (Class A)
  1.50%                                         02/12/14                    1,000,000                          755,202 (h,i)
Wachovia Asset Securitization, Inc. (Class A)
  1.62%                                         06/25/34                       89,515                           71,992 (d,h,i)
Washington Mutual Master Note Trust
  1.23%                                         05/15/14                    5,000,000                        3,561,950 (h,i,o)
Wells Fargo Home Equity Trust
  3.97%                                         05/25/34                       95,230                           93,865 (h,i)
                                                                                                            34,746,853

CORPORATE NOTES - 24.8%
Abbott Laboratories
  5.88%                                         05/15/16                      554,000                          600,019
AES Ironwood LLC
  8.86%                                         11/30/25                      663,481                          577,228 (h)
American Electric Power Company, Inc. (Series C)
  5.38%                                         03/15/10                      665,000                          660,120 (h)
American Railcar Industries, Inc.
  7.50%                                         03/01/14                      100,000                           66,000 (h)
ARAMARK Corp.
  8.50%                                         02/01/15                      782,000                          707,710 (h)
ArcelorMittal USA
  6.50%                                         04/15/14                       71,000                           50,483
Archer-Daniels-Midland Co.
  6.45%                                         01/15/38                      588,000                          595,737 (h)
Arizona Public Service Co.
  6.25%                                         08/01/16                      290,000                          233,181 (h)
AT&T, Inc.
  5.60%                                         05/15/18                      752,000                          765,644
  6.40%                                         05/15/38                      550,000                          589,150
  6.70%                                         11/15/13                      476,000                          504,237
BAC Capital Trust VI
  5.63%                                         03/08/35                      376,000                          315,872 (h)
Baker Hughes Inc.
  7.50%                                         11/15/18                      275,000                          304,881
Banco Mercantil del Norte S.A.
  6.14%                                         10/13/16                      200,000                          128,118 (b,h,i)
Bank of America Corp.
  4.88%                                         01/15/13                    1,000,000                          985,091
  5.75%                                         12/01/17                    2,045,000                        2,041,812
  8.00%                                         12/29/49                      149,000                          107,174 (h,i)
Bear Stearns Companies Inc.
  5.85%                                         07/19/10                      422,000                          426,293 (h)
  6.95%                                         08/10/12                      845,000                          877,594 (h)
BellSouth Corp.
  6.55%                                         06/15/34                      356,000                          360,984 (h)
Berkshire Hathaway Finance Corp.
  5.00%                                         08/15/13                    1,204,000                        1,224,758
Bristol-Myers Squibb Co.
  5.45%                                         05/01/18                      360,000                          372,738
  5.88%                                         11/15/36                      250,000                          265,862 (h)
Cardinal Health, Inc.
  5.50%                                         06/15/13                      314,000                          296,838
Cargill Inc.
  5.20%                                         01/22/13                      625,000                          572,559 (b,h)
  6.00%                                         11/27/17                      554,000                          496,741 (b,h)
Carolina Power & Light Co.
  5.15%                                         04/01/15                      179,000                          179,459 (h)
  5.70%                                         04/01/35                       92,000                           93,413 (h)
  6.13%                                         09/15/33                      166,000                          177,868 (h)
Cellco Partnership
  7.38%                                         11/15/13                      326,000                          343,956 (b)
Century Aluminum Co.
  7.50%                                         08/15/14                      726,000                          417,450
Chesapeake Energy Corp.
  7.25%                                         12/15/18                      781,000                          609,180
Citigroup, Inc.
  6.50%                                         08/19/13                    2,075,000                        2,093,853
Clarendon Alumina Production Ltd.
  8.50%                                         11/16/21                      385,000                          227,150 (b,h)
CME Group Inc.
  5.40%                                         08/01/13                      717,000                          712,210
Community Health Systems, Inc.
  8.88%                                         07/15/15                      782,000                          719,440 (h)
Consolidated Edison Company of New York, Inc.
  5.85%                                         04/01/18                      588,000                          592,107
  7.13%                                         12/01/18                      400,000                          430,109
Constellation Brands, Inc.
  7.25%                                         05/15/17                      782,000                          738,990
COX Communications Inc.
  6.25%                                         06/01/18                      662,000                          587,586 (b)
  7.13%                                         10/01/12                      185,000                          177,048 (h)
  7.75%                                         11/01/10                      295,000                          289,547 (h)
Credit Suisse
  6.00%                                         02/15/18                      647,000                          594,156 (h)
CSC Holdings Inc.
  8.50%                                         06/15/15                      783,000                          689,040 (b,h)
CSX Transportation, Inc.
  9.75%                                         06/15/20                      146,000                          165,495 (h)
CVS/Caremark Corp.
  5.75%                                         06/01/17                      306,000                          288,090 (h)
Diageo Capital PLC
  5.20%                                         01/30/13                      286,000                          281,430 (h)
Dominion Resources, Inc.
  6.30%                                         09/30/66                      806,000                          362,700 (h,i)
Dover Corp.
  6.50%                                         02/15/11                      225,000                          229,999 (h)
DP World Ltd.
  6.85%                                         07/02/37                      300,000                          154,520 (b,h)
Duke Energy Carolinas LLC
  5.38%                                         01/01/09                      125,000                          125,000 (h)
Duke Energy Indiana, Inc.
  6.35%                                         08/15/38                      431,000                          485,108
Duke Realty LP
  6.25%                                         05/15/13                      305,000                          209,953
Dynegy Holdings, Inc.
  7.50%                                         06/01/15                      782,000                          547,400
Echostar DBS Corp.
  7.75%                                         05/31/15                      783,000                          665,550
EI Du Pont de Nemours & Co.
  4.88%                                         04/30/14                      255,000                          251,556 (h)
  6.00%                                         07/15/18                      712,000                          747,803
Empresa Energetica de Sergipe / S.A. de Eletrificacao da Paraiba
  10.50%                                        07/19/13                      103,000                           90,640 (b,h)
EOG Resources, Inc.
  5.88%                                         09/15/17                      518,000                          525,868
  6.88%                                         10/01/18                      405,000                          441,716
Ford Motor Credit Company LLC
  7.88%                                         06/15/10                      782,000                          625,741
General Dynamics Corp.
  5.25%                                         02/01/14                      407,000                          417,102
Georgia-Pacific LLC
  9.50%                                         12/01/11                      781,000                          738,045
GlaxoSmithKline Capital Inc.
  4.85%                                         05/15/13                      306,000                          306,935
  6.38%                                         05/15/38                      725,000                          819,130
Globo Comunicacao e Participacoes S.A.
  7.25%                                         04/26/22                        5,000                            4,450 (b,h)
Goldman Sachs Group, Inc.
  6.15%                                         04/01/18                    1,550,000                        1,489,490
  6.60%                                         01/15/12                      905,000                          892,932 (h)
GTE Corp.
  7.51%                                         04/01/09                      250,000                          250,921 (h)
Halliburton Co.
  5.90%                                         09/15/18                      194,000                          204,672
Harrah's Operating Company Inc.
  10.00%                                        12/15/18                      135,000                           49,275 (b)
  10.75%                                        02/01/16                      588,000                          167,580 (b)
HCA Inc.
  9.25%                                         11/15/16                      782,000                          717,485
Hewlett-Packard Co.
  5.50%                                         03/01/18                      307,000                          309,832 (h)
Hexion US Finance Corp.
  9.75%                                         11/15/14                      524,000                          149,340
Honeywell International, Inc.
  5.30%                                         03/01/18                      834,000                          850,911
Host Hotels & Resorts LP (REIT)
  6.38%                                         03/15/15                    1,136,000                          846,320
HSBC Bank USA N.A.
  4.63%                                         04/01/14                      175,000                          162,138 (h)
  7.00%                                         01/15/39                      750,000                          829,038
HSBC Capital Funding LP (Series 1)
  9.55%                                         12/29/49                      109,000                           86,360 (b,h,i)
HSBC Finance Corp.
  6.75%                                         05/15/11                      220,000                          219,047 (h)
HSBC Holdings PLC
  6.50%                                         05/02/36                      100,000                          101,531 (h)
IIRSA Norte Finance Ltd.
  8.75%                                         05/30/24                      286,053                          205,958 (b,h)
Independencia International Ltd.
  9.88%                                         05/15/15                      230,000                          126,500 (b)
ING Capital Funding TR III
  8.44%                                         12/29/49                      718,000                          361,378 (h,i)
ING Groep N.V.
  5.78%                                         12/29/49                      188,000                           80,519 (h,i)
Ingersoll-Rand Global Holding Company Ltd.
  6.88%                                         08/15/18                      286,000                          273,507
Intergen N.V.
  9.00%                                         06/30/17                      471,000                          386,220 (b,h)
International Business Machines Corp.
  4.75%                                         11/29/12                      300,000                          309,837 (h)
Interoceanica IV Finance Ltd.
  6.51%                                         11/30/25                      162,399                           54,972 (b,d,h)
  7.07%                                         11/30/18                      265,000                          133,056 (b,d,h)
Iron Mountain, Inc.
  8.00%                                         06/15/20                      782,000                          627,555
John Deere Capital Corp.
  4.50%                                         04/03/13                      597,000                          571,479
Johnson & Johnson
  5.85%                                         07/15/38                      716,000                          865,033
JP Morgan Chase & Co.
  6.40%                                         05/15/38                      473,000                          559,540
  7.00%                                         11/15/09                      805,000                          813,504 (h)
JPMorgan Chase Bank
  5.88%                                         06/13/16                      135,000                          134,682 (h)
Kellogg Co.
  5.13%                                         12/03/12                      262,000                          261,911
Kimberly-Clark Corp.
  7.50%                                         11/01/18                      160,000                          188,409
Kraft Foods, Inc.
  6.75%                                         02/19/14                      156,000                          161,892
Kroger Co.
  6.15%                                         01/15/20                      758,000                          747,861
Lippo Karawaci Finance BV
  8.88%                                         03/09/11                      500,000                          310,271
LyondellBasell Industries AF SCA
  8.38%                                         08/15/15                      763,000                           19,075 (b)
Markel Corp.
  7.35%                                         08/15/34                      225,000                          152,541 (h)
McDonald's Corp.
  5.80%                                         10/15/17                      287,000                          306,909
  6.30%                                         03/01/38                      433,000                          477,601
Mediacom LLC / Mediacom Capital Corp.
  9.50%                                         01/15/13                      505,000                          381,275 (h)
Merck & Company, Inc.
  5.75%                                         11/15/36                      170,000                          179,014 (h)
Merrill Lynch & Company, Inc.
  6.05%                                         08/15/12                      289,000                          285,121
  6.88%                                         04/25/18                      617,000                          645,398
MetLife, Inc. (Series A)
  6.82%                                         08/15/18                    1,058,000                        1,007,641
Metropolitan Life Global Funding I
  4.25%                                         07/30/09                      460,000                          450,100 (b,h)
Midamerican Energy Holdings Co.
  6.13%                                         04/01/36                      245,000                          227,811 (h)
Mizuho Financial Group Cayman Ltd.
  8.38%                                         12/29/49                      405,000                          377,432
Morgan Stanley
  5.05%                                         01/21/11                       93,000                           89,326
  6.00%                                         04/28/15                      500,000                          431,365
Morgan Stanley (Series F)
  6.63%                                         04/01/18                      300,000                          263,187
Munich Re America Corp. (Series B)
  7.45%                                         12/15/26                      235,000                          246,015 (h)
Nakilat Inc.
  6.07%                                         12/31/33                      100,000                           67,022 (b,h)
New York Life Global Funding
  5.38%                                         09/15/13                      304,000                          300,895 (b)
NGPL PipeCo LLC
  7.12%                                         12/15/17                      305,000                          274,559 (b)
Norfolk Southern Corp.
  8.63%                                         05/15/10                      380,000                          385,471 (h)
Northern States Power
  6.25%                                         06/01/36                      115,000                          121,447 (h)
NorthWestern Corp.
  5.88%                                         11/01/14                      412,000                          379,927 (h)
NRG Energy, Inc.
  7.38%                                         02/01/16                      780,000                          725,400
Oncor Electric Delivery Co.
  5.95%                                         09/01/13                    1,032,000                          962,473 (b)
OPTI Canada Inc.
  8.25%                                         12/15/14                      330,000                          178,200
Oracle Corp.
  5.75%                                         04/15/18                      124,000                          129,700
Pacific Gas & Electric Co.
  5.80%                                         03/01/37                      250,000                          259,302
Parker Hannifin Corp.
  5.50%                                         05/15/18                      460,000                          444,715
Pemex Finance Ltd.
  9.03%                                         02/15/11                      299,250                          305,235 (h)
Pemex Project Funding Master Trust
  5.75%                                         03/01/18                      130,000                          114,725 (b)
  7.88%                                         02/01/09                      122,000                          122,116
PepsiCo, Inc.
  5.00%                                         06/01/18                    1,013,000                        1,050,001
  7.90%                                         11/01/18                      393,000                          481,679
Pitney Bowes, Inc.
  3.88%                                         06/15/13                      356,000                          336,820
Potomac Edison Co.
  5.35%                                         11/15/14                      178,000                          155,126 (h)
Potomac Electric Power Co.
  7.90%                                         12/15/38                      117,000                          130,325
President and Fellows of Harvard College
  5.00%                                         01/15/14                      300,000                          309,459 (b)
Procter & Gamble Co.
  4.60%                                         01/15/14                      312,000                          326,946
  5.50%                                         02/01/34                      156,000                          162,957
Public Service Company of Colorado
  7.88%                                         10/01/12                      405,000                          425,923 (h)
Puget Sound Energy, Inc. (Series A)
  6.97%                                         06/01/67                      495,000                          222,750 (i)
Rogers Communications, Inc.
  6.80%                                         08/15/18                      858,000                          866,950
Royal Bank of Scotland Group PLC
  5.00%                                         10/01/14                      162,000                          138,864
Sabine Pass LNG LP
  7.25%                                         11/30/13                      255,000                          186,150
  7.50%                                         11/30/16                      550,000                          396,000
Safeway, Inc.
  6.25%                                         03/15/14                       94,000                           94,487
Security Benefit Life Insurance
  8.75%                                         05/15/16                      265,000                          192,894 (b,q)
Skandinaviska Enskilda Banken AB
  7.50%                                         03/29/49                      295,000                          272,594 (b,h,i)
Southern California Edison Co.
  5.50%                                         08/15/18                      904,000                          945,121
Sprint Capital Corp.
  7.63%                                         01/30/11                      203,000                          169,505
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
  8.13%                                         09/30/09                      100,000                           44,500
Standard Chartered Bank Hong Kong Ltd.
  4.38%                                         12/03/14                      420,000                          376,908
Telecom Italia Capital S.A.
  6.20%                                         07/18/11                      708,000                          628,350
Telefonica Emisiones SAU
  5.86%                                         02/04/13                      375,000                          364,518
  6.22%                                         07/03/17                      429,000                          422,650
Tenneco, Inc.
  8.63%                                         11/15/14                      783,000                          297,540
Terex Corp.
  8.00%                                         11/15/17                      782,000                          664,700
Tesco PLC
  5.50%                                         11/15/17                      200,000                          185,401 (b)
Textron Inc.
  6.50%                                         06/01/12                      290,000                          250,334
The Bank of New York Mellon Corp.
  4.95%                                         11/01/12                      250,000                          253,817
The Travelers Companies, Inc.
  5.80%                                         05/15/18                      314,000                          302,489
Thomson Reuters Corp.
  5.95%                                         07/15/13                      596,000                          554,893
  6.50%                                         07/15/18                      286,939                          260,926
TIAA Global Markets Inc.
  4.95%                                         07/15/13                      455,000                          450,001 (b)
Ticketmaster
  10.75%                                        08/01/16                    1,000,000                          540,000 (b)
Time Warner Cable, Inc.
  6.20%                                         07/01/13                      694,000                          656,451
  6.75%                                         07/01/18                      630,000                          606,567
  8.75%                                         02/14/19                      478,000                          519,746
TNK-BP Finance S.A.
  6.63%                                         03/20/17                      180,000                           86,400 (b)
TransCanada Pipelines Ltd.
  6.50%                                         08/15/18                      402,000                          394,387
Transocean, Inc.
  6.00%                                         03/15/18                      302,000                          275,062
UBS Preferred Funding Trust I
  8.62%                                         10/29/49                      270,000                          163,119 (i)
Union Electric Co.
  6.70%                                         02/01/19                      636,000                          579,511
United Technologies Corp.
  6.13%                                         07/15/38                      345,000                          374,940
Verizon Communications, Inc.
  6.90%                                         04/15/38                      300,000                          337,576
  8.75%                                         11/01/18                      688,000                          807,177
Verizon Global Funding Corp.
  7.25%                                         12/01/10                      429,000                          449,747
Verizon Pennsylvania, Inc.
  8.35%                                         12/15/30                      165,000                          161,151 (h)
  8.75%                                         08/15/31                      250,000                          247,847 (h)
Walgreen Co.
  4.88%                                         08/01/13                    1,075,000                        1,107,101
Wal-Mart Stores, Inc.
  5.80%                                         02/15/18                      602,000                          666,143
  6.20%                                         04/15/38                      468,000                          512,033
Wells Fargo & Co.
  5.63%                                         12/11/17                      145,000                          151,275 (h)
Westar Energy, Inc.
  7.13%                                         08/01/09                      275,000                          272,502 (h)
Westlake Chemical Corp.
  6.63%                                         01/15/16                      528,000                          306,240 (h)
Wyeth
  5.50%                                         03/15/13                      916,000                          933,054
XTO Energy, Inc.
  6.38%                                         06/15/38                      241,000                          212,971
  6.50%                                         12/15/18                      376,000                          363,977
                                                                                                            79,742,126

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 7.0% Banc of America Commercial
Mortgage Inc.
  5.32%                                         09/10/47                      373,000                          303,339 (h)
Banc of America Commercial Mortgage Inc. (Class A)
  5.49%                                         02/10/51                    1,450,000                        1,060,907 (h)
Banc of America Commercial Mortgage Inc. (Class C)
  5.70%                                         04/10/49                      300,000                           54,110 (h,i,o)
Banc of America Funding Corp.
  5.72%                                         03/20/36                      204,868                           37,208 (h,i,o)
  5.76%                                         02/20/36                      343,799                           82,652 (h,i,o)
Banc of America Mortgage Securities Inc. (Class B)
  5.35%                                         01/25/36                      214,063                           70,938 (h,i)
  5.55%                                         02/25/36                      157,210                           67,745 (h,i)
Bear Stearns Commercial Mortgage Securities
  5.41%                                         03/11/39                      171,604                          149,878 (h,i)
  5.48%                                         10/12/41                      619,000                          505,141 (h)
  5.53%                                         10/12/41                      619,000                          431,229 (h)
  5.71%                                         06/11/40                      450,000                          350,384
  6.02%                                         02/14/31                      118,368                          117,998 (h,i)
Bear Stearns Commercial Mortgage Securities (Class A)
  5.92%                                         06/11/50                      775,000                          385,790
Bear Stearns Commercial Mortgage Securities (Class D)
  5.99%                                         09/11/42                      100,000                           13,780 (h,i,o)
Citigroup Commercial Mortgage Trust
  5.70%                                         12/10/49                      460,000                          346,739 (i)
  6.10%                                         12/10/49                      120,000                           92,648
Commercial Mortgage Loan Trust
  6.02%                                         12/10/49                      800,000                          578,674
Countrywide Alternative Loan Trust
  5.97%                                         05/25/36                       77,612                              776 (h,i,o)
  6.00%                                         03/25/36 - 08/25/36           376,407                            7,938 (h,o)
Countrywide Alternative Loan Trust (Class B)
  6.00%                                         05/25/36 - 08/25/36           234,932                            4,204 (h,o)
Countrywide Asset-Backed Certificates
  1.68%                                         11/25/35                      288,908                          244,059 (d,h,i)
Credit Suisse Mortgage Capital Certificates
  5.47%                                         09/15/39                      549,000                          403,934 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
  5.65%                                         02/25/36                       91,891                           13,463 (h,i,o)
Crusade Global Trust (Class A)
  2.04%                                         09/18/34                      135,683                          131,285 (h,i)
CS First Boston Mortgage Securities Corp.
  1.38%                                         03/15/35                    6,497,920                           92,181 (h,i,o)
  5.25%                                         08/25/34                      137,317                          125,650 (h)
  5.34%                                         10/25/35                      190,303                           25,691 (h,i,o)
  6.13%                                         04/15/37                    1,285,560                        1,223,560 (h)
  15.81%                                        07/15/37                    5,066,242                           73,038 (d,h,i,o)
DLJ Commercial Mortgage Corp. (Class A)
  7.62%                                         06/10/33                      954,858                          955,718 (h)
GMAC Commercial Mortgage Securities Inc.
  6.47%                                         04/15/34                      196,170                          191,765 (h)
GMAC Commercial Mortgage Securities Inc. (Class X)
  15.72%                                        12/10/41                    7,072,296                           82,488 (d,h,i,o)
Greenwich Capital Commercial Funding Corp.
  5.12%                                         04/10/37                      448,472                          407,072 (h)
Impac CMB Trust (Class A)
  1.66%                                         10/25/35                      383,091                          180,682 (d,h,i)
Indymac INDA Mortgage Loan Trust
  5.15%                                         01/25/36                      127,525                            1,674 (h,i,o)
Indymac INDA Mortgage Loan Trust (Class B)
  5.15%                                         01/25/36                      127,370                           60,271 (h,i,o)
Interstar Millennium Trust (Class A)
  2.20%                                         03/14/36                       65,448                           62,754 (i)
JP Morgan Alternative Loan Trust
  1.46%                                         08/25/36                       60,355                           57,532 (d,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
  1.11%                                         01/12/39                    4,262,516                           71,944 (h,i,o)
  5.44%                                         06/12/47                      540,000                          389,650
  5.72%                                         02/15/51                      690,000                          481,938
  6.06%                                         02/15/51                    1,050,000                          493,074 (h,i)
  6.07%                                         02/12/51                      830,000                          588,057
  6.20%                                         02/12/51                      150,000                           22,782 (h,i,o)
  6.47%                                         11/15/35                      339,248                          328,229 (h)
LB-UBS Commercial Mortgage Trust
  4.06%                                         09/15/27                      444,562                          431,146 (h,i)
  5.86%                                         07/15/40                      410,000                          291,724 (i)
  6.23%                                         03/15/26                       37,134                           36,847 (h)
  15.64%                                        01/18/12                    7,009,032                           96,051 (d,h,i,o)
  16.17%                                        09/15/39                   15,906,311                          318,786 (d,h,i,o)
  24.89%                                        01/15/36                    2,198,269                           70,803 (d,h,o)
  26.09%                                        03/15/36                    4,966,522                           85,945 (d,h,i,o)
  27.04%                                        02/15/40                    6,284,380                           72,180 (d,h,i,o)
LB-UBS Commercial Mortgage Trust (Class A)
  6.13%                                         12/15/30                      285,400                          273,801 (h)
LB-UBS Commercial Mortgage Trust (Class B)
  6.65%                                         07/14/16                       65,000                           59,226 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
  6.24%                                         07/15/40                      260,000                           40,335 (h,i,o)
LB-UBS Commercial Mortgage Trust (Class X)
  27.91%                                        12/15/39                    3,786,686                           35,645 (d,h,i,o)
Lehman Brothers Floating Rate Commercial Mortgage Trust
  1.37%                                         10/15/17                      517,994                          434,341 (b,i)
MASTR Alternative Loans Trust
  5.00%                                         08/25/18                      199,074                           18,845 (g,h,p)
Merrill Lynch Mortgage Trust (Class A)
  5.61%                                         05/12/39                      840,000                          723,646 (h,i)
Merrill Lynch/Countrywide Commercial Mortgage Trust
  5.42%                                         08/12/48                      475,000                          215,994
MLCC Mortgage Investors Inc.
  5.38%                                         02/25/36                      175,865                            5,276 (h,i)
Morgan Stanley Capital I
  5.28%                                         12/15/43                      254,000                          208,093 (h)
  5.33%                                         12/15/43                      254,000                          191,085 (h)
  5.39%                                         11/12/41                      694,000                          199,162 (h,i)
  5.44%                                         02/12/44                    1,000,000                          684,314 (b,h)
  5.45%                                         02/12/44                      150,000                          111,256 (i)
  5.69%                                         04/15/49                    1,900,000                        1,425,860 (h,i)
  5.71%                                         07/12/44                      200,000                          144,150 (h)
  5.88%                                         06/11/49                      580,000                          429,707
  7.11%                                         04/15/33                      362,414                          361,047 (h,i)
Morgan Stanley Capital I (Class A)
  5.36%                                         02/12/44                      343,000                          271,699
  5.81%                                         12/12/49                      200,000                          149,762
Morgan Stanley Dean Witter Capital I (Class A)
  6.54%                                         02/15/31                       87,347                           86,226 (h)
MortgageIT Trust (Class 1)
  1.66%                                         05/25/35                    1,616,722                          757,932 (d,i)
National RMBS Trust
  1.64%                                         03/20/34                      109,920                          105,394 (i)
Puma Finance Ltd. (Class A)
  1.63%                                         03/25/34                      143,279                          126,219 (h,i)
  4.94%                                         10/11/34                       71,332                           62,237 (h,i)
Residential Accredit Loans Inc.
  1.70%                                         03/25/34                       53,359                           39,834 (d,i)
  6.00%                                         01/25/36                      305,719                           19,491 (h,o)
  6.01%                                         01/25/36                       98,154                            7,429 (h,i,o)
Residential Funding Mortgage Securities I
  5.75%                                         01/25/36                       97,073                           23,117 (h)
  5.75%                                         01/25/36                      113,475                           29,553 (h,o)
Structured Asset Securities Corp. (Class X)
  2.13%                                         02/25/28                       35,834                                1 (i,o)
Thornburg Mortgage Securities Trust (Class A)
  1.15%                                         04/25/43                       30,927                           26,908 (i)
Wachovia Bank Commercial Mortgage Trust
  5.74%                                         06/15/49                    1,480,000                        1,084,473 (h,i)
Wachovia Bank Commercial Mortgage Trust (Class A)
  5.42%                                         01/15/45                      730,000                          569,280 (i)
Wachovia Bank Commercial Mortgage Trust (Class E)
  5.90%                                         02/15/51                      820,000                          124,778 (i,o)
WaMu Mortgage Pass Through Certificates
  1.74%                                         01/25/45                      371,275                          173,423 (d,i)
Wells Fargo Mortgage Backed Securities Trust
  5.39%                                         08/25/35                      482,996                          298,602 (h,i)
  5.50%                                         01/25/36                      188,988                           61,752 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
  5.50%                                         03/25/36                      424,391                          105,857 (h)
                                                                                                            22,459,801

SOVEREIGN BONDS - 1.0%
Banco Nacional de Desenvolvimento Economico e Social
  6.37%                                         06/16/18                      400,000                          380,000 (b,h)
Government of Brazil
  8.00%                                         01/15/18                      305,000                          341,600 (h)
Government of Canada
  7.50%                                         09/15/29                      380,000                          539,753
Government of Colombia
  7.38%                                         09/18/37                      100,000                           98,000
Government of Indonesia
  6.88%                                         01/17/18                      200,000                          166,000 (b)
  7.75%                                         01/17/38                      200,000                          166,000 (b)
Government of Jamaica
  8.00%                                         06/24/19                      100,000                           70,000
Government of Manitoba Canada
  4.90%                                         12/06/16                      260,000                          285,916 (h)
Government of Pakistan
  6.75%                                         02/19/09                      380,000                          364,990
Government of Panama
  6.70%                                         01/26/36                      260,000                          234,000
Government of Venezuela
  5.38%                                         08/07/10                      145,000                          112,737
  9.00%                                         05/07/23                      168,900                           67,560
Republic of Turkey
  7.00%                                         03/11/19                      200,000                          193,000
                                                                                                             3,019,556

TOTAL BONDS AND NOTES                                                                                      340,226,764
 (COST $360,339,947)

---------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.3%
---------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                          1,044,231 (k)
  (COST $1,898,602)

TOTAL INVESTMENTS IN SECURITIES                                                                            341,270,995
  (COST $362,238,549)

---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 13.4%
---------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  1.02%                                                                                                     43,022,714 (d,n)
  (COST $43,022,714)

TOTAL INVESTMENTS                                                                                          384,293,709
  (COST $405,261,263)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (19.7)%                                                       (63,262,753)

                                                                                                          -----------
NET ASSETS  - 100.0%                                                                                       321,030,956
                                                                                                          ===========

---------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------

The GE Institutional Income Fund had the following long futures contracts open at December 31, 2008 (unaudited):

                                                                                       CURRENT            UNREALIZED
                                                    EXPIRATION      NUMBER OF          NOTIONAL          APPRECIATION/
                       DESCRIPTION                     DATE         CONTRACTS           VALUE            DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
2Yr. U.S. Treasury Notes Futures                    March 2009        194             $42,304,125         $   303,498


The GE Institutional Income Fund had the following Short futures contracts open at December 31, 2008 (unaudited):

                                                                                       CURRENT            UNREALIZED
                                                    EXPIRATION      NUMBER OF          NOTIONAL          APPRECIATION/
                       DESCRIPTION                     DATE         CONTRACTS           VALUE            DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
10Yr. U.S. Treasury Notes Futures                   March 2009        83               (10,437,250)            121,053

                                                                                                          ------------
                                                                                                          $    424,551
                                                                                                          ============

         NOTES TO SCHEDULES OF INVESTMENTS December 31, 2008 (unaudited)
--------------------------------------------------------------------------------


(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $5,403,966, $11,510,213 and $2,987,450 or 1.19%, 3.59% and 7.96% of net
      assets for the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.

(j)   All or a portion of security out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.

(m) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(n) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(o) Illiquid Securities. At December 31, 2008, these securities amounted to $1,219,006 and $12,926,036 or 0.27% and 4.03% of net assets for the GE
      Institutional Strategic Investment Fund and GE Institutional Income Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(p) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based

(q)   Fair Valued Securities

*     Less than 0.1%

Abbreviations:

ADR     American Depository Receipt

GDR     Global Depository Receipt

NVDR    Non-Voting Depository Receipt

REGD.   Registered

REIT    Real Estate Investment Trust

REMIC   Real Estate Mortgage Investment Conduit

SPDR    Standard and Poor's Depository Receipt

STRIPS  Separate Trading of Registered Interest and Principal of Security

TBA     To be Announced


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


GE Institutional U.S. Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$361,791,181 	 $76,863 	 $- 	     $361,868,044
Other Financial
   Instruments  $153,451 	 $- 	         $- 	     $153,451


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$ -	        $-
   Accrued discounts/premiums		$ -	        $-
   Realized gain (loss)			$ -	        $-
   Change in unrealized appreciation/
                         (depreciation)	$ -	        $-
   Net purchases (sales)		$ -	        $-
   Net transfers in and out of Level 3  $ -	        $-
Balance at 12/31/08			$ -	        $-




GE Institutional S&P 500 Index Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	 $28,971,833 	$7,198,019 	$- 	 $36,169,852
 Other Financial
   Instruments   $49,935 	$- 	        $- 	 $49,935


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE Institutional Core Value Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	  $83,447,325 	$20,637 	$- 	  $83,467,962
Other Financial
   Instruments    $35,600 	$- 	        $- 	  $35,600


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE Institutional Small-Cap Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$459,614,707 	$77,141 	$- 	   $459,691,848
Other Financial
   Instruments  $(5,000)	$- 	        $-         $(5,000)



Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE Institutional International Equity Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$1,616,322,311 	$215,734 	$- 	   $1,616,538,045
Other Financial
   Instruments  $(75,524)	$-              $- 	   $(75,524)


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE Institutional Premier Growth Equity Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	 $192,245,019 	$148,013 	$- 	  $192,393,032
Other Financial
   Instruments   $- 	        $- 	        $- 	  $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE Institutional Strategic Investment Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$344,449,291 	$140,367,929 	$934,583     $485,751,803
Other Financial
   Instruments  $222,937 	$- 	        $- 	     $222,937


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$1,806,916 	$-
   Accrued discounts/premiums		$(11,012)	$-
   Realized gain (loss)			$(26,285)	$-
   Change in unrealized appreciation/
                         (depreciation)	$(343,403)	$-
   Net purchases (sales)		$(242,026)	$-
   Net transfers in and out of Level 3  $(249,607)	$-
Balance at 12/31/08			$934,583	$-
Unrealized loss at 12/31/08             $(637,542)      $-


GE Institutional Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$43,022,714    $329,946,040 	$11,324,955    $384,293,709
Other Financial
   Instruments  $424,551       $- 	        $- 	       $424,551




Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$15,496,914	$-
   Accrued discounts/premiums		$(7,092)	$-
   Realized gain (loss)			$(63,288)	$-
   Change in unrealized appreciation/
                         (depreciation)	$(2,546,621)	$-
   Net purchases (sales)		$(382,575)	$-
   Net transfers in and out of Level 3  $(1,172,383)	$-
Balance at 12/31/08			$11,324,955	$-
Unrealized loss at 12/31/08             $(4,900,342)    $-



GE Institutional Money Market Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$- 	        $37,486,630 	$- 	     $37,486,630
Other Financial
   Instruments  $- 	        $- 	        $- 	     $-


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls orin other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  February 23, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Institutional Funds

Date:  February 23, 2009